Consolidated Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.4%
(a)(b)
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 6.94%, 07/20/34 ... USD 411 $ 413,111
Series 2020-5A, Class BR, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.24%, 07/20/34 ... 574 574,792
AIMCO CLO, Series 2018-AA, Class B,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.66%), 6.95%, 04/17/31 . 256 256,464
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR
at 1.45% Floor + 1.71%), 7.00%,
04/25/31 ................. 125 125,686
Anchorage Capital CLO 11 Ltd., Series
2019-11A, Class C1R2, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 7.74%, 07/22/37 ....... 270 274,303
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.27%),
6.55%, 04/20/31 ............ 3 14 314,346
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2,
Class A, (1-mo. CME Term SOFR
at 1.85% Floor + 1.85%), 6.95%,
05/15/37 ................. 405 405,142
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (3-mo. CME Term SOFR
at 1.70% Floor + 1.96%), 7.26%,
07/15/34 ................. 790 793,401
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
at 2.15% Floor + 2.41%), 7.69%,
10/20/34 ................. 280 280,833
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.09%, 01/25/35 ............ 485 483,623
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (3-mo. CME Term SOFR
at 1.72% Floor + 1.98%), 7.26%,
04/24/34 ................. 288 288,680
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 7.14%, 10/22/30 ... 250 250,797
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 7.29%, 10/20/30 ... 256 256,781
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 7.06%, 07/15/31 ....... 502 502,798
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.61%), 6.67%, 05/29/32 ....... 250 249,999
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.11%, 04/15/30 ............ 401 401,869
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CIFC Funding Ltd.
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 6.69%, 04/19/29 ... USD 288 $ 287,900
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 7.21%, 07/15/36 ... 875 878,002
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 1.66%), 6.95%,
04/17/30 ................. 402 402,756
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 7.14%, 07/18/30 ....... 250 250,244
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR
at 1.91% Floor + 1.91%), 7.19%,
04/20/34 ................. 475 476,776
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 6.53%,
10/15/30 ................. 113 112,924
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 6.23%, 07/15/39 ....... 817 814,118
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6,
Class A, (1-mo. CME Term SOFR
at 1.10% Floor + 1.21%), 6.23%,
07/16/36 ................. 564 560,068
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.94%,
04/26/3 1 ................. 300 299,718
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 7.21%, 07/15/36 ....... 300 300,082
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor +
1.61%), 6.89%, 07/19/30 ....... 263 263,480
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.91%), 7.19%, 07 /02/35 ....... 308 308,979
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 6.58%, 02/24/37 ....... 250 250,207
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(3-mo. CME Term SO FR at 1.80%
Floor + 2.06%), 7.16%, 08/23/31 . 269 270,064
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.72%,
07/24/31 ................. 199 199,410
Pikes Peak CLO 8, Series 2021-8A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.71%,
07/20/34 ................. 250 250,132

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Re cette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.66%),
6.94%, 04/20/34 ............ USD 250 $ 250,000
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%),
7.01%, 01/15/34 ............ 250 250,644
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.19%, 04/20/34 ... 250 249,893
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 6.49%, 05/20/31 ... 147 146,981
RR 28 Ltd., Series 2024-28RA, Class
A1R, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 6.85%,
04/15/37 ................. 1,354 1,357,690
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.53%), 6.81%, 04/20/33 ... 250 250,542
Series 2020-8A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.19%, 04/20/33 ... 250 250,538
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.68%, 01/15/34 ... 250 250,155
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.06%, 01/15/34 ... 250 250,676
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.21%,
07/15/34 ................. 300 301,024
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.59%), 6.87%,
01/20/33 ................. 870 87 1,219
Trinitas CLO XIV Ltd.
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 7.23%, 01/25/34 ... 270 270,270
Series 2020-14A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 7.68%, 01/25/34 ... 260 260,664
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.30%), 6.58%,
04/20/34 ................. 300 300,705
Whitebox CLO I Ltd., Series 2019-1A,
Class BRR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%),
7.09%, 07/24/36 ............ 300 300,095
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.48%), 6.76%, 10/24/34 ... 397 397,666
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.29%, 10/24/34 ... 274 274,898
18,031,145
Security
Par (000)
Par (000) Value
Ireland — 0.2%
(b)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 7.28%,
02/15/37
(c)
................ EUR 630 $ 699,840
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 0.00%, 11/15/37
(c)
700 775,309
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 0.00%, 10/25/37
(c)
820 912,783
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
5.29%, 04/15/33
(c)
........... 207 2 29,775
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 4.88%, 10/15/30
(c)
231 256,285
Harvest CLO XXXII DAC, Series 32X,
Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.30%, 07/25/37
(c)
522 581,870
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 4.47%,
11/14/32
(c)
................. 130 144,398
Jubil ee CLO, Series 2024-29X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 0.00%, 01/15/39
(c)
.... 860 957,309
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 4.89%, 01/20/32
(c)
..... 160 178,194
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 6.61%, 05/15/34
(c)
..... 630 701,225
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.81%, 08/15/38
(c)
580 646,783
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 7.47%, 07/25/51 ... USD 132 132,019
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 8.72%, 07/25/51 ... 77 77,653
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.87%, 07/25/51 .. 62 63,037
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 0.00%, 10/15/38
(c)
EUR 557 620,025
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.41%, 04/20/37
(c)
1,100 1,220,687
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.62%, 10/20/38
(c)
1,100 1,225,978
9,423,170
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)(d)
... GBP 521 716,627

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 1.1%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 5.63%,
05/25/36
(b)
................ USD 264 $ 258,771
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 4,407 3,886,975
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 564,996
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 338,005
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 270,103
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 237,947
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%),
6.74%, 07/15/34
(a)(b)
.......... 612 611,954
Colle ge Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 71 64,693
FS Rialto Issuer LLC, Series 2022-FL6,
Class A, (1-mo. CME Term SOFR
at 2.58% Floor + 2.58%), 7.54%,
08/17/37
(a)(b)
............... 1,975 1,982,180
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 799 646,484
GreenSky Home Improvement Trust
(a)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 3,300 3,349,459
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 257 262,239
Huntington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2,
(SOFR 30 day Average at 0.00%
Floor + 1.40%), 6.75%, 05/20/32
(a)(b)
1,476 1,477,815
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 640 567,986
Mariner Finance Issuance Trust
(a)
Series 2020-AA, Class A, 2.19%,
08/21/34 ............... 82 81,783
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 1,345 1,367,392
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 223 227,955
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
6.51%, 04/15/60
(b)
......... 1,933 1,912,357
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 418 372,696
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 1,926 1,766,206
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 614 563,279
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 3,902 4,010,373
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,358,548
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,640 1,387,849
Security
Par (000)
Par (000) Value
United States (continued)
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ USD 325 $ 319,924
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26
(a)
................ 699 669,501
Republic Finance Issuance Trust,
Series 2024-A, Class A, 5.91%,
08/20/32
(a)
................ 2,067 2,099,717
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 1 0/17/33
(e)
5,969 5,573,852
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 242 241,157
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,291 1,980,701
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 452 404,997
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 346 330,029
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 261 229,736
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 81 74,411
SoFi Personal Loan Trust
  0.00%, 10/15/30
(f)
........... 41 2,047,701
Series 2023-1A, Class A, 6.00%,
11/12/30
(a)
.............. 2,451 2,494,801
Series 2024-1A, Class A, 6.06%,
02/12/31
(a)
.............. 2,558 2,603,965
Splitrock Services, Inc., 0.00%,
02/12/31 ................. 38 1,451,666
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 1,335 1,378,683
49,468,886
Total Asset-Backed Securities — 1.7%
(Cost: $80,697,101) .............................. 77,639,828
Shares
Shares
Common Stocks
Australia — 0.6%
BHP Group Ltd. ............... 113,218 3,514,984
Brambles Ltd. ................ 113,090 1,484,395
Coles Group Ltd. .............. 169,315 2,110,766
Glencore plc ................. 2,276,153 13,034,737
Macquarie Group Ltd. ........... 14,514 2,322,410
Medibank Pvt Ltd. ............. 207,309 523,031
Quintis HoldCo Pty. Ltd.
(e)(g)(h)
...... 7,642,509 53
Rio Tinto Ltd. ................ 12,765 1,129,006
Steadfast Group Ltd. ........... 69,103 270,487
Wesfarmers Ltd. .............. 7,381 358,428
Woolworths Group Ltd. .......... 97,598 2,242,729
26,991,026
Belgium — 0.0%
Ageas SA ................... 4,370 233,180
Syensqo SA ................. 14,781 1,305,289
1,538,469
Brazil — 0.2%
Ambev SA .................. 548,401 1,321,752
B3 SA - Brasil Bolsa Balcao ....... 1,464,279 2,886,788
Banco do Brasil SA ............ 265,735 1,330,699

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Brazil (continued)
Embraer SA
(h)
................ 45,595 $ 403,498
Magazine Luiza SA
(h)
........... 156,023 276,664
Seguridade Participacoes SA ...... 58,815 385,644
XP, Inc. , Class A .............. 33,032 592,594
7,197,639
Cambodia — 0.0%
NagaCorp Ltd.
(h)
.............. 250,000 118,813
Canada — 1.4%
Algoma Steel Group, Inc. ........ 141,759 1,450,195
Alimentation Couche-Tard, Inc. ..... 8,013 442,997
Barrick Gold Corp. ............. 117,837 2,343,758
Cameco Corp. ................ 305,137 14,573,343
Canadian National Railway Co. .... 6,141 719,102
Canadian Natural Resources Ltd. ... 51,665 1,715,609
Cenovus Energy, Inc. ........... 33,199 555,260
Enbridge, Inc. ................ 378,434 15,372,963
Fairfax Financial Holdings Ltd. ..... 2,379 3,003,843
Franco-Nevada Corp. ........... 34,965 4,342,801
Lionsgate Studios Corp.
(h)
........ 65,511 468,404
Nutrien Ltd.
(i)
................. 10,545 506,724
Power Corp. of Canada
(i)
......... 172,296 5,434,691
Suncor Energy, Inc. ............ 277,283 10,234,735
Teck Resources Ltd. , Class B ..... 9,155 478,176
Thomson Reuters Corp. ......... 4,924 839,896
Toronto-Dominion Bank (The) ..... 16,218 1,025,519
63,508,016
Cayman Islands — 0.0%
Teya Services Ltd., Series C , (Acquired
11/16/21, cost $2,251,184)
(e)(h)(j)
.. 1,159 327,765
China — 1.3%
Anhui Gujing Distillery Co. Ltd. , Class B 4,200 67,034
BeiGene Ltd.
(h)
............... 30,500 536,045
BYD Co. Ltd. , Class H .......... 557,500 19,890,466
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 238,230 8,383,536
CSPC Pharmaceutical Group Ltd. ... 896,000 686,172
Great Wall Motor Co. Ltd. , Class A .. 825,374 3,527,725
Great Wall Motor Co. Ltd. , Class H .. 563,500 1,034,961
Haidilao International Holding Ltd.
(a)(c)
529,000 1,266,029
JD.com, Inc. , Class A
(i)
.......... 25,554 512,559
Lenovo Group Ltd. ............. 354,000 474,550
Li Auto, Inc. , Class A
(h)
.......... 114,936 1,477,955
Nongfu Spring Co. Ltd. , Class H
(a)(c)(i)
. 362,729 1,562,296
Prosus NV .................. 76,937 3,362,321
Seres Group Co. Ltd. , Class A
(h)
.... 27,100 346,004
Shenzhen Transsion Holdings Co. Ltd. ,
Class A .................. 46,139 710,539
Tencent Holdings Ltd.
(i)
.......... 185,011 10,287,517
Weichai Power Co. Ltd. , Class A .... 1,410,700 3,167,992
Weichai Power Co. Ltd. , Class H ... 747,000 1,365,321
Yum China Holdings, Inc. ........ 6,153 277,008
58,936,030
Colombia — 0.0%
Bancolombia SA , ADR .......... 2,657 83,377
Czech Republic — 0.0%
Komercni Banka A/S ........... 3,928 138,476
Moneta Money Bank A/S
(a)(c)
...... 15,901 78,067
216,543
Denmark — 0.6%
AP Moller - Maersk A/S , Class B .... 584 982,746
Carlsberg A/S , Class B .......... 13,138 1,564,429
Security
Shares
Shares Value
Denmark (continued)
Genmab A/S
(h)
................ 2,443 $ 592,266
Novo Nordisk A/S , Class B ....... 196,213 23,273,122
Vestas Wind Systems A/S
(h)
....... 112,585 2,477,286
28,889,849
Finland — 0.1%
Elisa OYJ ................... 35,671 1,891,081
Sampo OYJ , Class A ........... 3,987 185,955
2,077,036
France — 2.0%
Accor SA ................... 185,772 8,075,495
AXA SA .................... 91,652 3,528,315
BNP Paribas SA .............. 7,849 538,612
Carrefour SA ................. 131,653 2,244,875
Cie de Saint-Gobain SA ......... 207,652 18,938,386
Dassault Systemes SE .......... 48,358 1,920,818
Edenred SE ................. 29,050 1,100,287
EssilorLuxottica SA ............ 46,064 10,913,686
Hermes International SCA ........ 1,940 4,776,972
La Francaise des Jeux SAEM
(a)(c)
... 22,481 925,083
L'Oreal SA .................. 1,028 461,096
LVMH Moet Hennessy Louis Vuitton SE 38,879 29,815,376
Orange SA .................. 79,805 913,999
SCOR SE ................... 10,367 231,911
TotalEnergies SE .............. 83,073 5,394,374
Valeo SE ................... 34,587 418,503
90,197,788
Georgia — 0.0%
Bank of Georgia Group plc ....... 2,020 99,248
Germany — 0.9%
adidas AG .................. 57,708 15,291,850
Allianz SE (Registered) .......... 5,737 1,887,009
BASF SE ................... 10,967 581,283
CTS Eventim AG & Co. KGaA ..... 10,983 1,143,612
Evonik Industries AG ........... 105,238 2,463,557
Fresenius Medical Care AG ....... 26,540 1,127,730
Heidelberg Materials AG ......... 10,998 1,198,121
Mercedes-Benz Group AG ........ 61,517 3,986,251
MTU Aero Engines AG .......... 9,652 3,016,521
Northern Data AG
(h)(i)
........... 5,377 153,303
Rational AG ................. 785 801,445
Rheinmetall AG ............... 1,874 1,018,755
RWE AG ................... 133,318 4,857,150
Symrise AG ................. 11,802 1,633,274
Zalando SE
(a)(c)(h)
.............. 20,745 685,662
39,845,523
Greece — 0.0%
Athens International Airport SA ..... 26,745 227,083
National Bank of Greece SA ...... 23,686 202,481
OPAP SA , Class R ............. 6,777 120,399
Piraeus Financial Holdings SA ..... 10,344 44,038
594,001
Hong Kong — 0.2%
AIA Group Ltd. ............... 1,050,105 9,170,417
Prudential plc ................ 73,978 686,312
9,856,729
Hungary — 0.0%
MOL Hungarian Oil & Gas plc ..... 30,561 228,600
OTP Bank Nyrt. ............... 3,763 196,825
425,425

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India — 0.2%
Aditya Birla Capital Ltd.
(h)
........ 107,320 $ 303,867
Axis Bank Ltd. ................ 22,456 330,147
Bharat Electronics Ltd. .......... 59,391 202,359
Bharat Petroleum Corp. Ltd. ...... 49,612 218,626
Cipla Ltd. ................... 22,717 448,834
Eicher Motors Ltd. ............. 4,228 253,581
GAIL India Ltd. ............... 128,152 367,377
Godrej Consumer Products Ltd. .... 22,308 370,307
Hero MotoCorp Ltd. ............ 4,051 276,232
Hindustan Aeronautics Ltd.
(c)
...... 12,006 633,530
IndusInd Bank Ltd. ............. 19,432 335,453
InterGlobe Aviation Ltd.
(a)(c)(h)
...... 3,733 212,933
JSW Energy Ltd. .............. 24,821 216,930
Kotak Mahindra Bank Ltd. ........ 112,219 2,480,557
Larsen & Toubro Ltd. ........... 5,354 234,792
Maruti Suzuki India Ltd. ......... 1,663 262,586
REC Ltd. ................... 18,793 124,411
Reliance Industries Ltd. ......... 11,745 413,224
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $2,928,536)
(e)(h)(j)
.. 1,951 —
UltraTech Cement Ltd. .......... 3,127 440,294
8,126,040
Indonesia — 0.1%
Astra International Tbk. PT ....... 547,400 182,319
Bank Central Asia Tbk. PT ........ 2,537,900 1,730,767
Bank Negara Indonesia Persero Tbk.
PT ..................... 2,712,700 957,905
Bank Syariah Indonesia Tbk. PT .... 2,816,800 561,103
Ciputra Development Tbk. PT ..... 2,603,700 228,216
3,660,310
Ireland — 0.1%
Kingspan Group plc ............ 23,849 2,236,779
TE Connectivity plc ............ 2,479 374,304
2,611,083
Italy — 1.3%
Coca-Cola HBC AG ............ 10,716 382,050
Ferrari NV .................. 15,703 7,358,447
FinecoBank Banca Fineco SpA .... 16,573 284,425
Intesa Sanpaolo SpA ........... 6,293,613 26,941,069
Mediobanca Banca di Credito
Finanziario SpA ............. 137,134 2,343,125
Snam SpA .................. 111,077 565,798
UniCredit SpA ................ 460,424 20,213,364
Wizz Air Holdings plc
(a)(c)(h)
........ 9,126 177,036
58,265,314
Japan — 3.2%
Astellas Pharma, Inc. ........... 16,500 190,697
Bridgestone Corp. ............. 11,600 447,968
Canon, Inc. .................. 10,800 355,701
Dai-ichi Life Holdings, Inc. ........ 43,600 1,131,305
Daiichi Sankyo Co. Ltd. .......... 123,246 4,071,106
Daikin Industries Ltd. ........... 39,669 5,567,981
Ebara Corp. ................. 71,800 1,176,865
FANUC Corp. ................ 42,730 1,254,998
Fast Retailing Co. Ltd. .......... 3,000 995,392
FUJIFILM Holdings Corp. ........ 160,970 4,167,019
GMO Payment Gateway, Inc. ...... 4,300 261,670
Hitachi Ltd. .................. 81,800 2,169,118
Hoya Corp. .................. 137,993 19,112,520
Isetan Mitsukoshi Holdings Ltd.
(i)
... 53,400 838,299
Ito En Ltd. ................... 50,008 1,190,187
Kakaku.com, Inc. .............. 10,500 182,776
Kansai Paint Co. Ltd.
(i)
.......... 56,324 1,006,062
Security
Shares
Shares Value
Japan (continued)
Kawasaki Kisen Kaisha Ltd.
(i)
...... 113,000 $ 1,761,615
Keyence Corp. ............... 40,498 19,409,159
Kokusai Electric Corp.
(i)
.......... 63,600 1,434,090
Kuraray Co. Ltd. .............. 24,600 365,536
Kyushu Railway Co.
(i)
........... 58,800 1,691,619
Makita Corp. ................. 10,147 342,782
Mazda Motor Corp.
(i)
............ 156,700 1,197,272
MEIJI Holdings Co. Ltd. ......... 16,111 402,975
Mitsubishi Electric Corp. ......... 179,933 2,918,684
Mitsubishi UFJ Financial Group, Inc. . 1,756,500 18,036,798
Mitsui & Co. Ltd. .............. 684,200 15,301,475
Mitsui High-Tec, Inc. ............ 30,200 190,445
Mitsui OSK Lines Ltd.
(i)
.......... 75,100 2,600,009
Mizuho Financial Group, Inc. ...... 43,300 895,047
Money Forward, Inc.
(h)
.......... 6,500 264,844
MS&AD Insurance Group Holdings, Inc. 161,700 3,800,627
NET One Systems Co. Ltd. ....... 19,572 488,757
Nexon Co. Ltd. ............... 22,200 441,156
Nidec Corp. ................. 96,800 2,037,940
Nintendo Co. Ltd. .............. 9,200 491,753
Nippon Paint Holdings Co. Ltd. ..... 391,776 2,983,739
Nippon Yusen KK
(i)
............. 44,000 1,616,189
Nomura Research Institute Ltd. .... 82,556 3,063,792
Ono Pharmaceutical Co. Ltd.
(i)
..... 27,800 373,169
Panasonic Holdings Corp. ........ 344,900 3,029,863
Rakus Co. Ltd. ............... 124,229 1,934,963
Santen Pharmaceutical Co. Ltd. .... 43,065 522,780
Sekisui House Ltd. ............. 31,600 877,396
Shiseido Co. Ltd. .............. 14,800 402,511
Socionext, Inc. ............... 38,500 765,793
Sojitz Corp.
(i)
................. 53,300 1,262,872
Sompo Holdings, Inc. ........... 119,900 2,702,642
Sumitomo Mitsui Financial Group, Inc. 15,600 333,319
Takeda Pharmaceutical Co. Ltd. .... 5,500 158,475
TDK Corp. .................. 42,500 542,909
TIS, Inc. .................... 14,000 357,374
Tokyo Electron Ltd. ............ 10,900 1,943,859
Toyo Tire Corp. ............... 13,882 203,880
Toyota Tsusho Corp. ............ 69,400 1,268,889
Trend Micro, Inc. .............. 34,499 2,048,390
Yamaha Motor Co. Ltd. .......... 171,065 1,540,630
146,125,681
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 26,233 671,293
Kazakhstan — 0.0%
Kaspi.KZ JSC , ADR
(c)(i)
.......... 2,810 297,832
Macau — 0.0%
Wynn Macau Ltd. .............. 1,508,456 1,297,377
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 64,100 125,433
Frontken Corp. Bhd. ............ 180,100 160,027
285,460
Mexico — 0.1%
Cemex SAB de CV ............ 2,417,292 1,479,348
Fomento Economico Mexicano SAB de
CV ..................... 21,689 213,839
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 16,624 469,769
Grupo Financiero Banorte SAB de CV ,
Class O .................. 194,015 1,380,867
Southern Copper Corp.
(i)
......... 5,430 628,088

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV .... 368,917 $ 1,113,121
5,285,032
Netherlands — 1.9%
ABN AMRO Bank NV , CVA
(a)(c)
..... 37,944 685,718
Argenx SE
(h)
................. 532 287,647
ASML Holding NV ............. 40,185 33,428,319
ING Groep NV ................ 336,905 6,112,475
Koninklijke Ahold Delhaize NV ..... 114,746 3,963,447
Koninklijke KPN NV ............ 993,645 4,058,329
Koninklijke Vopak NV ........... 27,971 1,298,127
Shell plc .................... 835,477 27,599,482
Shell plc , ADR
(i)
............... 61,629 4,064,433
Universal Music Group NV ....... 13,938 364,635
Wolters Kluwer NV ............. 14,742 2,486,559
84,349,171
New Zealand — 0.0%
Xero Ltd.
(h)
.................. 10,253 1,059,811
Norway — 0.1%
DNB Bank ASA ............... 14,316 293,579
Equinor ASA ................. 96,552 2,442,638
2,736,217
Peru — 0.1%
Credicorp Ltd. ................ 10,584 1,915,386
Philippines — 0.0%
Ayala Land, Inc. ............... 429,000 279,404
Bloomberry Resorts Corp.
(h)
....... 1,614,000 233,009
International Container Terminal
Services, Inc. .............. 19,800 143,488
Metropolitan Bank & Trust Co. ..... 118,880 167,169
823,070
Poland — 0.0%
LPP SA .................... 31 127,066
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 11,776 171,602
Powszechny Zaklad Ubezpieczen SA 117,734 1,287,068
1,585,736
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 10,675 209,614
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co. .... 74,225 235,690
Elm Co. .................... 681 211,416
Etihad Etisalat Co. ............. 19,011 260,884
Riyadh Cables Group Co. ........ 3,303 87,341
Saudi Basic Industries Corp. ...... 7,739 154,516
Saudi National Bank (The) ........ 45,499 417,565
Yanbu National Petrochemical Co. .. 13,770 156,822
1,524,234
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(h)(i)
........ 1,478 139,346
STMicroelectronics NV .......... 9,640 287,892
UOL Group Ltd. ............... 60,231 260,286
687,524
South Africa — 0.0%
Anglo American plc ............ 19,518 634,447
Capitec Bank Holdings Ltd. ....... 976 171,983
FirstRand Ltd. ................ 111,179 533,360
Kumba Iron Ore Ltd. ............ 19,822 460,056
1,799,846
Security
Shares
Shares Value
South Korea — 0.5%
Doosan Enerbility Co. Ltd.
(h)
....... 150,712 $ 2,062,528
Fila Holdings Corp. ............ 6,310 202,503
GS Engineering & Construction Corp.
(h)
21,846 305,697
HD Hyundai Infracore Co. Ltd.
(i)
.... 53,129 304,488
HD Hyundai Mipo
(h)
............ 2,769 210,604
Hyundai Motor Co. ............. 4,596 855,971
KakaoBank Corp. ............. 61,178 986,618
Krafton, Inc.
(h)
................ 2,420 629,545
NAVER Corp. ................ 7,554 972,994
Orion Corp. .................. 5,150 382,212
Samsung Electronics Co. Ltd. ..... 54,589 2,551,425
Samsung Life Insurance Co. Ltd. ... 6,645 474,588
Seegene, Inc. ................ 8,218 154,382
SK Hynix, Inc. ................ 80,251 10,740,536
20,834,091
Spain — 0.7%
Amadeus IT Group SA .......... 4,739 343,211
Banco Bilbao Vizcaya Argentaria SA . 561,102 6,061,177
Banco de Sabadell SA .......... 232,630 494,044
Banco Santander SA ........... 47,582 243,804
Bankinter SA ................. 45,552 402,130
Cellnex Telecom SA
(a)(c)
.......... 542,986 22,014,175
Industria de Diseno Textil SA ...... 28,621 1,695,121
Repsol SA .................. 59,168 780,384
32,034,046
Sweden — 0.3%
Boliden AB .................. 19,568 664,117
Evolution AB
(a)(c)
............... 13,248 1,302,982
SSAB AB , Class A ............. 51,306 268,643
SSAB AB , Class B ............. 89,352 457,498
Telia Co. AB ................. 795,493 2,572,310
Trelleborg AB , Class B .......... 42,695 1,643,369
Volvo AB , Class B ............. 206,695 5,467,537
12,376,456
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 43,830 2,542,825
Alcon, Inc. .................. 6,909 691,454
Galderma Group AG
(h)
.......... 81,621 7,580,092
Julius Baer Group Ltd. .......... 25,491 1,537,208
Kuehne + Nagel International AG
(Registered) ............... 9,020 2,464,432
Novartis AG (Registered) ........ 9,865 1,135,880
SGS SA (Registered) ........... 24,837 2,773,334
Sika AG (Registered) ........... 6,233 2,066,024
UBS Group AG (Registered) ...... 54,075 1,673,299
22,464,548
Taiwan — 1.2%
Acer, Inc. ................... 685,069 881,773
ASE Technology Holding Co. Ltd. ... 135,000 640,238
ASMedia Technology, Inc. ........ 34,000 1,728,000
Asustek Computer, Inc. .......... 37,000 642,778
Chicony Electronics Co. Ltd. ...... 288,911 1,489,638
Compal Electronics, Inc. ......... 1,514,648 1,589,395
Evergreen Marine Corp. Taiwan Ltd. . 275,000 1,747,716
Genius Electronic Optical Co. Ltd. .. 103,707 1,585,391
Global Unichip Corp. ........... 21,000 720,891
Inventec Corp. ................ 352,000 478,304
MediaTek, Inc. ................ 92,000 3,390,710
Quanta Computer, Inc. .......... 411,228 3,427,270
Realtek Semiconductor Corp. ..... 128,548 1,907,983
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 992,000 29,912,920
Wan Hai Lines Ltd. ............. 302,000 932,404

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Taiwan (continued)
Wistron Corp. ................ 256,000 $ 816,462
Wiwynn Corp. ................ 4,000 216,801
Yang Ming Marine Transport Corp. .. 297,000 646,551
52,755,225
Thailand — 0.0%
Advanced Info Service PCL ....... 33,400 269,514
CP ALL PCL ................. 55,600 112,691
True Corp. PCL , NVDR
(h)
......... 506,800 175,993
558,198
Turkey — 0.0%
Eldorado Gold Corp.
(h)
.......... 14,067 244,344
Turkiye Is Bankasi A/S , Class C .... 554,193 227,133
471,477
United Arab Emirates — 0.0%
NMC Health plc
(e)(h)
............. 284,408 4
United Kingdom — 2.3%
AstraZeneca plc .............. 12,386 1,929,571
AstraZeneca plc , ADR
(i)
.......... 27,735 2,160,834
Auto Trader Group plc
(a)(c)
........ 188,259 2,188,545
BAE Systems plc .............. 1,668,870 27,706,703
Barclays plc ................. 569,628 1,711,494
BP plc ..................... 307,036 1,601,358
British American Tobacco plc ...... 24,641 898,364
Compass Group plc ............ 376,606 12,073,869
Flutter Entertainment plc
(h)
........ 3,505 824,206
Genius Sports Ltd.
(h)
............ 154,301 1,209,720
Imperial Brands plc ............ 11,312 329,056
J Sainsbury plc ............... 650,317 2,573,529
Kingfisher plc ................ 135,698 585,638
London Stock Exchange Group plc .. 41,146 5,633,342
Marks & Spencer Group plc ....... 259,575 1,295,397
National Grid plc .............. 1,121,300 15,499,739
NatWest Group plc ............. 314,857 1,457,585
Pearson plc ................. 85,543 1,162,905
RELX plc ................... 318,102 15,019,607
Rolls-Royce Holdings plc
(h)
....... 374,879 2,653,203
Spirax Group plc .............. 39,669 3,998,832
Standard Chartered plc .......... 111,840 1,186,172
Tesco plc ................... 171,921 825,446
104,525,115
United States — 43.1%
AbbVie, Inc. ................. 9,891 1,953,275
Adobe, Inc.
(h)
................. 62,954 32,596,322
Advanced Micro Devices, Inc.
(h)
.... 15,058 2,470,717
AES Corp. (The) .............. 144,785 2,904,387
Albertsons Cos., Inc. , Class A ..... 43,038 795,342
Alphabet, Inc. , Class C .......... 367,519 61,445,502
Altair Engineering, Inc. , Class A
(h)
... 55,618 5,312,075
Altice USA, Inc. , Class A
(h)
........ 90,797 223,361
Altria Group, Inc. .............. 88,602 4,522,246
Amazon.com, Inc.
(h)(k)
........... 401,724 74,853,233
AMC Networks, Inc. , Class A
(h)
..... 23,186 201,486
American Express Co. .......... 2,989 810,617
American Tower Corp. .......... 65,746 15,289,890
American Water Works Co., Inc. .... 20,475 2,994,264
Amgen, Inc. ................. 9,823 3,165,069
Amphenol Corp. , Class A ........ 22,421 1,460,952
Anduril Engineering LLC, Series F
(e)(h)
79,095 1,719,256
ANSYS, Inc.
(h)
................ 4,377 1,394,644
Aon plc , Class A .............. 4,309 1,490,871
Apple, Inc.
(k)
................. 307,406 71,625,598
Applied Materials, Inc. .......... 56,378 11,391,175
Security
Shares
Shares Value
United States (continued)
Astra Space, Inc. , Class A
(h)
....... 16,635 $ 8,318
Atlassian Corp. , Class A
(h)
........ 14,551 2,310,844
Autodesk, Inc.
(h)
............... 53,612 14,769,034
Avaya, Inc.
(h)
................. 441 2,866
Ball Corp. ................... 4,174 283,456
Bank of America Corp. .......... 773,495 30,692,282
Berkshire Hathaway, Inc. , Class B
(h)
. 10,378 4,776,578
Biogen, Inc.
(h)
................ 7,325 1,419,878
Block, Inc. , Class A
(h)
........... 28,702 1,926,765
Booking Holdings, Inc. .......... 894 3,765,635
Boston Scientific Corp.
(h)
......... 342,234 28,679,209
Boyd Gaming Corp. ............ 1,905 123,158
Bristol-Myers Squibb Co. ......... 104,641 5,414,125
Broadcom, Inc. ............... 173,545 29,936,513
Bunge Global SA .............. 100,532 9,715,412
Cadence Design Systems, Inc.
(h)
... 26,361 7,144,622
Caesars Entertainment, Inc.
(h)
..... 21,426 894,321
Capri Holdings Ltd.
(h)
........... 17,890 759,252
Cardinal Health, Inc. ............ 6,623 731,974
Carnival Corp.
(h)
............... 161,483 2,984,206
Centene Corp.
(h)
.............. 13,804 1,039,165
Centuri Holdings, Inc.
(h)(i)
......... 34,825 562,424
CF Industries Holdings, Inc. ....... 166,008 14,243,486
Charles Schwab Corp. (The) ...... 220,359 14,281,467
Cheniere Energy, Inc. ........... 13,631 2,451,399
Chevron Corp.
(i)
............... 101,496 14,947,316
Chipotle Mexican Grill, Inc.
(h)
...... 192,197 11,074,391
Cisco Systems, Inc. ............ 6,588 350,613
Citigroup, Inc. ................ 64,196 4,018,670
CME Group, Inc. , Class A ........ 1,351 298,098
Comerica, Inc. ................ 3,026 181,288
Concentra Group Holdings Parent,
Inc.
(h)
.................... 32,079 717,286
Confluent, Inc. , Class A
(h)
........ 705,464 14,377,356
ConocoPhillips ............... 58,359 6,144,036
Constellium SE , Class A
(h)
........ 89,583 1,456,620
Costco Wholesale Corp. ......... 28,752 25,489,223
CRH plc .................... 210,396 19,512,125
CRH plc .................... 3,593 328,837
Crowdstrike Holdings, Inc. , Class A
(h)
. 21,918 6,147,341
Crown Holdings, Inc. ........... 6,407 614,303
Crown PropTech Acquisitions
(e)(h)
... 80,064 12,494
Crown PropTech Acquisitions , Class A
(h)
28,147 302,299
CSL Ltd. .................... 6,636 1,310,833
Cummins, Inc. ................ 7,721 2,499,983
CyberArk Software Ltd.
(h)
......... 3,190 930,236
Danaher Corp. ............... 66,067 18,367,947
Datadog, Inc. , Class A
(h)
......... 20,593 2,369,431
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $1,598,895)
(h)(j)(l)
......... —
(m)
6,564,989
Dayforce, Inc.
(h)
............... 7,441 455,761
Deckers Outdoor Corp.
(h)
......... 35,472 5,656,010
Dell Technologies, Inc. , Class C .... 23,673 2,806,197
Delta Air Lines, Inc. ............ 308,955 15,691,824
Devon Energy Corp. ............ 46,528 1,820,175
Dexcom, Inc.
(h)
............... 67,861 4,549,401
DF Residential I LP
(e)(h)
.......... 2,879,000 2,879,000
Dollar General Corp. ........... 9,259 783,034
DoorDash, Inc. , Class A
(h)
........ 12,667 1,807,961
DR Horton, Inc. ............... 31,092 5,931,421
DuPont de Nemours, Inc. ........ 34,798 3,100,850
Eaton Corp. plc ............... 26,992 8,946,228
Edwards Lifesciences Corp.
(h)
..... 108,143 7,136,357
Elevance Health, Inc. ........... 6,409 3,332,680

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Eli Lilly & Co. ................ 26,057 $ 23,084,939
Entegris, Inc. ................. 10,325 1,161,872
Enterprise Products Partners LP
(i)
... 45,277 1,318,013
EOG Resources, Inc. ........... 38,822 4,772,388
EPAM Systems, Inc.
(h)
........... 974 193,855
Epic Games, Inc., (Acquired 07/02/20,
cost $6,386,525)
(e)(h)(j)
......... 11,107 6,664,200
Equinix, Inc. ................. 2,340 2,077,054
Equity Residential ............. 3,181 236,857
Estee Lauder Cos., Inc. (The) , Class A 26,336 2,625,436
Etsy, Inc.
(h)
.................. 30,212 1,677,672
Eversource Energy ............ 48,349 3,290,149
Expeditors International of Washington,
Inc. ..................... 14,414 1,894,000
Experian plc ................. 77,379 4,075,525
Fanatics Holdings, Inc. , Class
A , (Acquired 08/17/22, cost
$9,001,757)
(e)(h)(j)
............ 132,691 9,208,755
Farmers Business Network, Inc.
(e)(h)
.. 84,447 223,785
First Citizens BancShares, Inc. , Class A 753 1,386,235
First Horizon Corp. ............. 33,636 522,367
Floor & Decor Holdings, Inc. , Class A
(h)
52,696 6,543,262
Fortinet, Inc.
(h)
................ 112,554 8,728,563
Franklin Resources, Inc.
(i)
........ 171,296 3,451,614
Freeport-McMoRan, Inc. ......... 396,219 19,779,252
General Electric Co. ............ 3,887 733,010
Gilead Sciences, Inc. ........... 39,206 3,287,031
GoDaddy, Inc. , Class A
(h)
......... 11,712 1,836,207
Golden Entertainment, Inc. ....... 3,333 105,956
Goldman Sachs Group, Inc. (The) .. 51,527 25,511,533
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(e)(h)(j)
.. 2,434,345 1,801,415
Green Plains, Inc.
(h)
............ 32,948 446,116
GSK plc .................... 97,081 1,976,668
Halliburton Co. ............... 26,230 761,982
Hasbro, Inc. ................. 16,837 1,217,652
Healthpeak Properties, Inc. ....... 176,607 4,039,002
Hess Corp. .................. 47,047 6,388,983
Holcim AG .................. 26,070 2,553,110
Home Depot, Inc. (The) ......... 20,638 8,362,518
Honeywell International, Inc. ...... 29,964 6,193,858
Hormel Foods Corp. ............ 27,952 886,078
Howmet Aerospace, Inc. ......... 5,526 553,982
Humana, Inc. ................ 8,632 2,734,100
IDEX Corp. .................. 4,889 1,048,691
iHeartMedia, Inc. , Class A
(h)
....... 2,519 4,660
Ingersoll Rand, Inc. ............ 111,699 10,964,374
Intuit, Inc. ................... 8,060 5,005,260
Intuitive Surgical, Inc.
(h)
.......... 42,288 20,774,826
Invesco Ltd. ................. 140,222 2,462,298
Jabil, Inc. ................... 15,904 1,905,776
James Hardie Industries plc , CDI
(h)
.. 35,116 1,395,426
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(e)(h)(j)
........ 301,223 3
Johnson & Johnson ............ 45,068 7,303,720
JPMorgan Chase & Co. ......... 133,019 28,048,386
Kimberly-Clark Corp. ........... 23,944 3,406,752
Kinder Morgan, Inc. ............ 20,600 455,054
KLA Corp. ................... 4,061 3,144,879
Kroger Co. (The) .............. 17,045 976,679
Labcorp Holdings, Inc. .......... 2,575 575,461
Lam Research Corp. ........... 10,311 8,414,601
Landbridge Co. LLC , Class A
(h)
..... 24,546 960,240
Landsea Homes Corp.
(h)
......... 33,729 416,553
Latch, Inc.
(h)
................. 174,273 87,137
Security
Shares
Shares Value
United States (continued)
Liberty Media Corp.-Liberty Live , Class
C
(h)
..................... 3,861 $ 198,185
Linde plc ................... 1,971 939,891
Lineage, Inc.
(i)
................ 10,293 806,765
Lions Gate Entertainment Corp. , Class
A
(h)
..................... 90,445 708,184
Lions Gate Entertainment Corp. , Class
B
(h)
..................... 6,629 45,873
Live Nation Entertainment, Inc.
(h)(i)
... 69,900 7,653,351
LKQ Corp. .................. 243,775 9,731,498
Lockheed Martin Corp. .......... 10,388 6,072,409
Lookout, Inc., (Acquired 03/04/15, cost
$ 656,885)
(e)(h)(j)
.............. 57,505 54,630
Lululemon Athletica, Inc.
(h)
........ 7,229 1,961,589
Lumen Technologies, Inc.
(h)
....... 176,946 1,256,317
Marsh & McLennan Cos., Inc. ..... 131,787 29,400,362
Marvell Technology, Inc. ......... 86,253 6,220,566
Masimo Corp.
(h)
............... 50,559 6,741,031
Mastercard, Inc. , Class A ......... 76,853 37,950,011
McKesson Corp. .............. 3,798 1,877,807
Merck & Co., Inc. .............. 223,244 25,351,589
Meta Platforms, Inc. , Class A ...... 68,499 39,211,568
Mettler-Toledo International, Inc.
(h)
.. 357 535,393
Micron Technology, Inc. .......... 104,438 10,831,265
Microsoft Corp.
(k)
.............. 289,666 124,643,280
Mirion Technologies, Inc. , Class A
(h)
. 433,026 4,793,598
Mirion Technologies, Inc. , Class A
(h)
. 35,206 389,730
Moderna, Inc.
(h)
............... 3,887 259,768
MSCI, Inc. .................. 8,411 4,903,024
Nestle SA (Registered) .......... 29,247 2,939,102
NetApp, Inc. ................. 23,503 2,902,856
Netflix, Inc.
(h)
................. 10,046 7,125,326
New York Community Bancorp, Inc. . 252,367 2,834,078
News Corp. , Class A ............ 15,299 407,412
NextEra Energy, Inc. ........... 262,278 22,170,359
Northrop Grumman Corp. ........ 12,600 6,653,682
Norwegian Cruise Line Holdings Ltd.
(h)
69,504 1,425,527
NRG Energy, Inc. .............. 45,595 4,153,705
Nucor Corp. ................. 9,588 1,441,460
NVIDIA Corp. ................ 806,065 97,888,534
Old Dominion Freight Line, Inc. .... 3,634 721,858
Opendoor Technologies, Inc.
(h)
..... 192,781 385,562
Oracle Corp.
(i)
................ 174,572 29,747,069
Palladyne AI Corp.
(h)
............ 200,974 359,743
Palladyne AI Corp.
(h)
............ 7,132 12,766
Palo Alto Networks, Inc.
(h)
........ 27,067 9,251,501
Paramount Global , Class B
(i)
...... 63,487 674,232
Park Hotels & Resorts, Inc. ....... 18,133 255,675
Pfizer, Inc. .................. 20,251 586,064
Philip Morris International, Inc. ..... 6,105 741,147
Playstudios, Inc.
(h)
............. 277,748 419,399
PNC Financial Services Group, Inc.
(The) .................... 18,610 3,440,059
Principal Financial Group, Inc. ..... 33,800 2,903,420
Procter & Gamble Co. (The) ...... 14,580 2,525,256
Progressive Corp. (The) ......... 143,689 36,462,521
Prologis, Inc. ................. 17,494 2,209,142
QUALCOMM, Inc. ............. 31,595 5,372,730
Regeneron Pharmaceuticals, Inc.
(h)
.. 719 755,842
Rockwell Automation, Inc. ........ 15,551 4,174,821
Rollins, Inc. .................. 23,972 1,212,504
Roper Technologies, Inc. ......... 2,388 1,328,779
Royal Caribbean Cruises Ltd.
(i)
..... 13,719 2,433,202
RTX Corp. .................. 6,497 787,177
RXO, Inc.
(h)
.................. 12,855 359,940

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
S&P Global, Inc. .............. 14,456 $ 7,468,259
Salesforce, Inc. ............... 18,000 4,926,780
Sanofi SA ................... 128,892 14,840,537
Schneider Electric SE ........... 4,226 1,114,007
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $683,759)
(h)
(j)
....................... 67,266 480,952
Seagate Technology Holdings plc ... 14,937 1,636,050
Sempra .................... 152,907 12,787,612
ServiceNow, Inc.
(h)
............. 19,305 17,266,199
Skyworks Solutions, Inc. ......... 2,736 270,235
Snorkel AI, Inc., (Acquired 06/30/21,
cost $234,442)
(e)(h)(j)
.......... 15,609 100,366
Snowflake, Inc. , Class A
(h)
........ 23,974 2,753,654
Sonder Holdings, Inc. , Class A
(h)
.... 13,763 64,412
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$2,030,751)
(e)(h)(j)
............ 25,071 2,807,952
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$ 2,179,629)
(e)(h)(j)
............ 26,909 3,013,808
State Street Corp. ............. 61,434 5,435,066
Stryker Corp. ................ 54,530 19,699,508
Sun Country Airlines Holdings, Inc.
(h)
. 323,187 3,622,926
Synchrony Financial ............ 35,508 1,771,139
T. Rowe Price Group, Inc.
(i)
....... 48,068 5,236,047
Tenaris SA .................. 117,085 1,858,361
Tesla, Inc.
(h)
.................. 45,145 11,811,286
Texas Capital Bancshares, Inc.
(h)
... 4,337 309,922
Thermo Fisher Scientific, Inc. ...... 33,590 20,777,766
TJX Cos., Inc. (The) ............ 261,048 30,683,582
Toll Brothers, Inc. .............. 69,562 10,746,633
Trane Technologies plc .......... 63,805 24,802,918
TransDigm Group, Inc. .......... 4,525 6,457,763
Transocean Ltd.
(h)
............. 283,053 1,202,975
Union Pacific Corp. ............ 36,041 8,883,386
United States Steel Corp. ........ 123,630 4,367,848
UnitedHealth Group, Inc. ......... 69,500 40,635,260
Universal Health Services, Inc. , Class B 8,229 1,884,523
Valero Energy Corp. ............ 79,564 10,743,527
Veeva Systems, Inc. , Class A
(h)
.... 5,566 1,168,136
Ventas, Inc. ................. 24,192 1,551,433
Verizon Communications, Inc. ..... 93,337 4,191,765
Vertex Pharmaceuticals, Inc.
(h)
..... 3,086 1,435,237
Visa, Inc. , Class A ............. 59,022 16,228,099
Vistra Corp. ................. 151,027 17,902,741
Walmart, Inc. ................. 423,560 34,202,470
Walt Disney Co. (The) .......... 189,286 18,207,420
Warner Bros Discovery, Inc.
(h)
..... 59,954 494,621
Waystar Holding Corp.
(h)
......... 22,352 623,397
Wells Fargo & Co. ............. 411,966 23,271,959
West Pharmaceutical Services, Inc. . 1,772 531,884
Workday, Inc. , Class A
(h)
......... 32,507 7,945,036
Wynn Resorts Ltd.
(i)
............ 54,445 5,220,187
Zoetis, Inc. , Class A ............ 18,462 3,607,106
Zscaler, Inc.
(h)
................ 16,422 2,807,177
1,949,555,116
Zambia — 0.0%
First Quantum Minerals Ltd.
(h)
..... 5,199 70,886
Total Common Stocks — 63.0%
(Cost: $2,484,052,977) ........................... 2,849,864,470
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 455 $ 422,299
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ 201 214,023
Oceana Australian Fixed Income Trust
10.25%, 08/31/25 ........... AUD —
(n)
—
12.00%, 08/31/25
(e)
.......... 1,453 1,011,463
12.50%, 07/31/26
(e)
.......... 2,180 1,519,351
12.50%, 07/31/27
(e)
.......... 3,633 2,552,615
Quintis Australia Pty. Ltd.
(a)(e)(g)(h)(o)(p)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 16,145 2,219,919
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 1
7,939,671
Austria — 0.1%
ams-OSRAM AG
2.13%, 11/03/27
(c)(q)
.......... EUR 1,800 1,597,927
10.50%, 03/30/29
(a)
.......... 1,506 1,734,676
3,332,603
Belgium — 0.0%
Anheuser-Busch InBev SA, 4.00%
,
09/24/25
(c)
................ GBP 199 264,023
Azelis Finance NV, 4.75%
,
09/25/29
(c)
EUR 189 213,973
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)(c)
.......... GBP 200 249,246
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 200 195,547
922,789
Brazil — 0.0%
Azul Secured Finance LLP, 11.93%
,
08/28/28
(a)
................ 224 216,720
Braskem Netherlands Finance BV , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 8.22%),
8.50%
,
01/23/81
(a)(b)
.......... 202 202,442
Cosan Luxembourg SA, 7.25%
,
06/27/31
(a)
................ 230 240,459
LD Celulose International GmbH,
7.95%
,
01/26/32
(a)
........... 200 204,800
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 257 270,210
6.95%, 03/05/54 ............ 200 213,540
Samarco Mineracao SA, 9.00%
,
(9.00%
Cash or 9.00% PIK), 06/30/31
(c)(p)
. 100 93,052
Vale Overseas Ltd., 6.40%
,
06/28/54 83 87,167
Vale SA, Series A6, 1.97%
(b)(r)
..... BRL 10 638
1,529,028
Canada — 0.3%
1011778 BC ULC, 4.00%
,
10/15/30
(a)
USD 378 348,569
Air Canada, 3.88%
,
08/15/26
(a)
..... 192 186,967
Bombardier, Inc.
(a)
7.50%, 02/01/29 ............ 166 175,643
8.75%, 11/15/30 ............ 100 109,807
7.00%, 06/01/32 ............ 100 104,594
Brookfield Residential Properties, Inc.,
4.88%
,
02/15/30
(a)
........... 181 170,392
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 12,118 13,290,346

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
Toronto-Dominion Bank (The), 2.88%
,
04/05/27
(c)
................ GBP 199 $ 254,284
14,640,602
Chile — 0.0%
AES Andes SA , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.84%), 8.15%
,
06/10/55
(a)(b)
............... USD 270 279,029
Engie Energia Chile SA, 3.40%
,
01/28/30
(c)
................ 283 259,564
Kenbourne Invest SA
(h)(o)
6.88%, 11/26/24
(a)
........... 314 188,400
4.70%, 01/22/28
(c)
........... 372 223,200
950,193
China — 0.0%
(c)
BOC Aviation Ltd., 3.50%
,
09/18/27 . 350 341,890
Fantasia Holdings Group Co. Ltd.
(h)(o)
10.88%, 01/09/25 ........... 815 12,225
11.75%, 04/17/25 ........... 716 10,740
364,855
Colombia — 0.0%
Gran Tierra Energy, Inc., 9.50%
,
10/15/29
(a)
................ 262 247,983
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 206 226,085
Cyprus — 0.0%
ASG Finance DAC, 9.75%
,
05/15/29
(a)
202 202,000
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc,
7.25%
,
04/30/30
(c)
........... EUR 1,025 1,209,437
Finland — 0.0%
Citycon Treasury BV, Series EURO,
2.38%
,
01/15/27
(c)
........... 200 214,776
France — 0.6%
Accor SA , (5-Year EURIBOR ICE Swap
Rate + 2.67%), 4.88%
(b)(c)(r)
..... 100 112,551
Afflelou SAS, 6.00%
,
07/25/29
(c)
.... 688 787,176
Alstom SA, (5-Year EURIBOR ICE
Swap Rate + 2.93%), 5.87%
(b)(c)(r)
. 200 229,812
Altice France SA, 5.88%
,
02/01/27
( c)
. 599 522,370
Atos SE
(c)(h)(o)
0.00%, 11/06/24
(f)(q)
.......... 200 14,471
1.75%, 05/07/25 ............ 400 34,047
2.50%, 11/07/28 ............ 200 11,063
1.00%, 11/12/29 ............ 400 30,331
Bertrand Franchise Finance SAS,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.49%
,
07/18/30
(b)(c)
.... 738 827,358
BNP Paribas SA
3.38%, 01/23/26
(c)
........... GBP 199 260,847
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(b)(r)
........ USD 216 204,687
(3-mo. EURIBOR + 1.80%), 2.13%,
01/23/27
(b)(c)
............. EUR 900 987,733
1.88%, 12/14/27
(c)
........... GBP 200 243,808
BPCE SA, 4.50%
,
03/15/25
(a)
...... USD 876 871,396
Forvia SE, 2.75%
,
02/15/27
(c)
...... EUR 3,019 3,226,525
Security
Par (000)
Par (000) Value
France (continued)
Goldstory SAS
(a)
6.75%, 02/01/30 ............ EUR 1,311 $ 1,492,788
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.63%, 02/01/30
(b)
... 963 1,073,223
Iliad Holding SASU
5.13%, 10/15/26
(c)
........... 367 412,998
6.50%, 10/15/26
(a)
........... USD 268 270,922
5.63%, 10/15/28
(c)
........... EUR 3,001 3,399,023
6.88%, 04/15/31
(c)
........... 377 445,886
8.50%, 04/15/31
(a)
........... USD 200 215,121
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
7.33%
,
07/01/29
(b)(c)
.......... EUR 385 430,706
Loxam SAS
(c)
5.75%, 07/15/27 ............ 1,028 1,142,865
6.38%, 05/31/29 ............ 1,522 1,770,454
Lune Holdings SARL, 5.63%
,
11/15/28
(c)
................. 173 168,814
Nova Alexandre III SAS, (3-mo.
EURIBOR + 5.25%), 8.93%
,
07/15/29
(a)(b)
............... 678 739,621
Paprec Holding SA, 7.25%
,
11/17/29
(c)
1,095 1,294,837
Picard Groupe SAS, 6.38%
,
07/01/29
(c)
406 465,249
RCI Banque SA
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34
(b)(c)
. 1,100 1,250,667
Sabena Technics SAS, (Acquired
10/28/22, cost $1,685,320), (3-mo.
EURIBOR + 5.00%), 8.72%
,
09/30/29
(b)(e)(j)
.............. 1,713 1,906,271
Societe Generale SA, 1.88%
,
10/03/24
(c)
................ GBP 200 267,363
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(c)
........... 200 254,851
Worldline SA, 0.00%
,
07/30/26
(c)(f)(q)
.. EUR 283 286,184
25,652,018
Germany — 0.6%
ADLER Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ 1,921 2,021,393
ADLER Real Estate GmbH, 3.00%
,
04/27/26
(c)
................ 400 424,003
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
7.38%
,
04/15/31
(b)(c)
.......... 596 663,603
APCOA Holdings GmbH, (3-mo.
EURIBOR at 5.00% Floor + 5.00%),
8.69%
,
01/15/27
(a)(b)
.......... 2,093 2,334,483
Aroundtown Finance SARL, (5-Year
EURIBOR ICE Swap Rate + 4.51%),
7.13%
(b)(c)(r)
................ 644 666,688
Bayer AG
(b)(c)
(5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82 .... 300 331,063
Series NC5, (5-Year EUR Swap
Annual + 3.43%), 6.63%,
09/25/83 ............... 200 231,927
Commerzbank AG
(b)(c)(r)
(5-Year EUR Swap Annual +
4.39%), 4.25% ........... 400 414,448
(5-Year EUR Swap Annual +
6.74%), 6.50% ........... 1,000 1,129,613
(5-Year EURIBOR ICE Swap Rate
+ 5.13%), 7.88% .......... 600 712,973

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Deutsche Bank AG
(b)(c)(r)
(USISOA05 at 0.00% Floor +
4.36%), 4.79% ........... USD 1,000 $ 969,500
(5-Year EURIBOR ICE Swap Rate
+ 4.55%), 4.50% .......... EUR 400 409,361
Dynamo Newco II GmbH, 6.25%
,
10/15/31
(c)
................ 302 338,272
Envalior Deutschland Gmbh, (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.66%
,
04/01/31
(b)(e)
......... 2,521 2,563,958
IHO Verwaltungs GmbH
(c)(p)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 ............... 1,024 1,136,731
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)
.............. 338 374,364
8.75%, (8.75 % Cash or 9.50% PIK),
05/15/28
(b)
.............. 1,029 1,202,826
Mahle GmbH, 6.50%
,
05/02/31
(a)
... 1,226 1,325,145
Mercer International, Inc., 5.13%
,
02/01/29 ................. USD 114 97,261
PCF GmbH
(c)
4.75%, 04/15/29 ............ EUR 276 264,275
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 8.44%, 04/15/29
(b)
... 307 295,915
PrestigeBidCo GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
7.46%
,
07/01/29
(b)(c)
.......... 315 355,025
ProGroup AG
(a)
5.13%, 04/15/29 ............ 360 392,226
5.38%, 04/15/31 ............ 462 500,944
Tele Columbus AG, 10.00%
,
(10.00%
Cash or 10.00% PIK), 01/01/29
(b)(c)(p)
1,077 939,831
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(c)
................ 883 980,343
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 2,585 2,853,494
TUI Cruises GmbH, 6.25%
,
04/15/29
(a)
833 975,898
Volkswagen Financial Services NV
(c)
1.88%, 12/03/24 ............ GBP 100 132,859
4.25%, 10/09/25 ............ 100 132,059
Volkswagen Financial Services
Overseas AG, 0.88%
,
01/31/28
(c)
. EUR 974 1,001,127
26,171,608
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%
,
03/01/28
(c)
USD 200 193,312
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... 100 102,933
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35
(b)(c)
.......... EUR 578 670,058
772,991
Guatemala — 0.0%
Millicom International Cellular SA,
7.38%
,
04/02/32
(a)
........... USD 200 205,000
Hong Kong — 0.1%
(c)
AIA Group Ltd. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.76%), 2.70%
(b)(r)
.... 400 386,192
FWD Group Holdings Ltd., 8.40%
,
04/05/29 ................. 3,877 4,078,139
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32 ................. 350 311,609
Security
Par (000)
Par (000) Value
Hong Kong (continued)
Melco Resorts Finance Ltd., 5.38%
,
12/04/29 ................. USD 200 $ 187,750
4,963,690
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 200 204,000
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 295,767
Diamond II Ltd., 7.95%
,
07/28/26
(a)
.. 200 202,500
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
182 175,630
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 263 250,771
Muthoot Finance Ltd., 7.13%
,
02/14/28
(a)
................ 217 222,968
Network i2i Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.39%), 3.98%
(b)(c)(r)
... 300 290,813
REC Ltd., 2.75%
,
01/13/27
(c)
...... 330 316,181
REI Agro Ltd.
(h)(o)(q)
5.50%, 11/13/14
(a)
........... 5,549 27,745
5.50%, 11/13/14
(c)(e)
.......... 2,291 —
ReNew Pvt Ltd., 5.88%
,
03/05/27
(c)
.. 200 196,260
Vedanta Resources Finance II plc
13.88%, 01/21/27
(c)
.......... 94 94,028
13.88%, 12/09/28
(c)(d)
......... 260 260,453
10.88%, 09/17/29
(a)
.......... 440 446,402
2,983,518
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%
,
04/14/27
(c)
................ 252 253,260
Minejesa Capital BV, 4.63%
,
08/10/30
(c)
358 352,788
Sorik Marapi Geothermal Power PT,
7.75%
,
08/05/31
(a)
........... 333 330,919
936,967
Ireland — 0.0%
(c)
Bank of Ireland Group plc, (5-Year EUR
Swap Annual + 6.43%), 6.00%
(b)(r)
. EUR 687 770,622
Dell Bank International DAC, 0.50%
,
10/27/26 ................. 469 498,203
1,268,825
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(c)
........... 513 540,267
3.75%, 05/09/27 ............ 1,015 1,119,543
7.38%, 09/15/29 ............ 335 418,586
7.88%, 09/15/31 ............ 1,061 1,398,070
3,476,466
Italy — 0.5%
A2A SpA, (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(b)(c)(r)
..... 450 510,911
Banca Monte dei Paschi di Siena SpA ,
(5-Year EURIBOR ICE Swap Rate
at 0.00% Floor + 5.01%), 7.71%
,
01/18/28
(b)(c)
............... 209 253,312
Bubbles Bidco SpA
(c)
6.50%, 09/30/31 ............ 582 648,254
(3-mo. EURIBOR + 4.25%), 7.53%,
09/30/31
(b)
.............. 570 632,909

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Duomo Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 7.80%
,
07/15/31
(b)(c)
............... EUR 705 $ 792,226
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(c)
....... 1,142 1,290,286
Fiber Bidco SpA
(c)
10.00%, 06/15/29 ........... 446 490,342
6.13%, 06/15/31 ............ 521 577,051
FIS Fabbrica Italiana Sintetici SpA,
5.63%
,
08/01/27
(c)
........... 842 935,023
IMA Industria Macchine Automatiche
SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.44%, 04/15/29
(c)
... 441 496,471
(3-mo. EURIBOR + 3.75%), 7.44%,
04/15/29
(a)
.............. 825 928,772
Immobiliare Grande Distribuzione SIIQ
SpA, 6.25%
,
05/17/27
(c)(d)
...... 1,446 1,662,704
Intesa Sanpaolo SpA
(c)
(5-Year EUR Swap Annual +
5.85%), 5.50%
(b)(r)
......... 250 276,896
8.51%, 09/20/32 ............ GBP 200 298,913
Lottomatica SpA
(c)
5.38%, 06/01/30 ............ EUR 218 251,278
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 6.76%, 06/01/31
(b)
... 329 368,992
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 1,329 1,483,075
Nexi SpA, 0.00%
,
02/24/28
(c)(f)(q)
.... 500 484,235
Pachelbel Bidco SpA
(c)
7.13%, 05/17/31 ............ 319 378,336
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 8.07%, 05/17/31
(b)
... 291 326,032
Rekeep SpA, 7.25%
,
02/01/26
(c)
.... 848 882,368
Rossini SARL
(c)
6.75%, 12/31/29 ............ 343 401,474
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 7.22%, 12/31/29
(b)
... 487 546,725
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. 2,304 2,478,588
Snam SpA, (5-Year EURIBOR ICE
Swap Rate + 2.16%), 4.50%
(b)(c)(r)
. 300 337,453
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$2,752,489), (3-mo. EURIBOR +
3.25%), 6.80%
,
08/22/27
(b)(e)(j)
... 2,538 2,773,446
TeamSystem SpA, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 7.13%
,
07/31/31
(b)(c)
............... 511 571,287
UnipolSai Assicurazioni SpA, 4.90%
,
05/23/34
(c)
................ 300 340,871
21,418,230
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. ,
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
0.45%), 0.96%
,
10/11/25
(b)
..... USD 200 199,752
Nissan Motor Co. Ltd., 2.65%
,
03/17/26
(c)
................ EUR 535 588,337
SoftBank Group Corp.
(c)
5.38%, 01/08/29 ............ 1,409 1,595,876
5.75%, 07/08/32 ............ 1,232 1,392,095
Takeda Pharmaceutical Co. Ltd.,
2.25%
,
11/21/26
(c)
........... 850 936,598
4,712,658
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.3%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(a)
.......... USD 924 $ 906,701
10.38%, 03/31/29
(c)
.......... GBP 922 1,227,059
TER Finance Jersey Ltd.
(a)(f)
Series 21, 0.00%, 01/02/25
(e)
.... USD 8,318 8,057,647
Series 22, 0.00%, 10/02/25 ..... 4,486 4,227,518
14,418,925
Kuwait — 0.0%
MEGlobal BV, 4.25%
,
11/03/26
(c)
... 267 263,636
Luxembourg — 0.2%
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(c)
................ GBP 882 1,119,346
Herens Holdco SARL, 4.75%
,
05/15/28
(a)
................ USD 200 174,555
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 2,150 1,789,593
INEOS Finance plc, 6.63%
,
05/15/28
(a)
957 1,103,646
Intelsat Jackson Holdings SA, 6.50%
,
03/15/30
(a)
................ USD 261 249,718
Kleopatra Finco SARL, 4.25%
,
03/01/26
(c)
................ EUR 484 505,334
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 3,102 3,410,105
Opus-Chartered Issuances SA, 2.50%
,
07/04/25
(b)(c)(e)
.............. 268 299,518
8,651,815
Macau — 0.0%
MGM China Holdings Ltd., 7.13%
,
06/26/31
(a)
................ USD 200 206,126
Sands China Ltd.
(d)
5.13%, 08/08/25 ............ 400 398,700
5.40%, 08/08/28 ............ 200 201,500
Studio City Co. Ltd., 7.00%
,
02/15/27
(c)
300 302,812
Studio City Finance Ltd.
5.00%, 01/15/29
(a)
........... 200 182,500
5.00%, 01/15/29
(c)
........... 334 304,775
1,596,413
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 200 189,126
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 305,396
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 300 295,782
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 200 203,500
993,804
Mexico — 0.0%
(a)
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(b)(r)
................. 253 248,041
Braskem Idesa SAPI, 6.99%
,
02/20/32 230 181,125
FIEMEX Energia - Banco Actinver
SA Institucion de Banca Multiple,
7.25%
,
01/31/41 ............ 385 399,919
829,085
Netherlands — 0.2%
ABN AMRO Bank NV, (5-Year EUR
Swap Annual + 3.90%), 6.38%
(b)(c)(r)
EUR 300 338,530
Boels Topholding BV
6.25%, 02/15/29
(c)
........... 1,522 1,758,815
5.75%, 05/15/30
(a)
........... 296 338,619

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%
,
07/12/28
(b)(c)
... GBP 200 $ 248,349
ING Groep NV
3.00%, 02/18/26
(c)
........... 200 260,890
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(b)(r)
......... USD 600 540,901
(USISSO05 + 4.08%), 7.25%
(b)(c)(r)
750 774,450
Nobian Finance BV, 3.63%
,
07/15/26
(c)
EUR 1,200 1,322,489
Q-Park Holding I BV
5.13%, 02/15/30
(c)
........... 1,076 1,221,704
Sigma Holdco BV, 5.75%
,
05/15/26
(c)
530 583,794
Sunrise FinCo. I BV, 4.88%
,
07/15/31
(a)
USD 880 832,638
Trivium Packaging Finance BV, 8.50%
,
08/15/27
(a)(d)
............... 216 216,522
VZ Secured Financing BV, 5.00%
,
01/15/32
(a)
................ 353 324,846
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ EUR 1,523 1,566,206
10,328,753
Panama — 0.0%
C&W Senior Finance Ltd., 6.88%
,
09/15/27
(a)
................ USD 311 309,551
Peru — 0.0%
(a)
Intercorp Peru Ltd., 3.88%
,
08/15/29 . 200 186,250
Pluspetrol Camisea SA, 6.24%
,
07/03/36 ................. 75 80,086
Volcan Cia Minera SAA, 8.75%
,
01/24/30 ................. 78 67,264
333,600
Portugal — 0.0%
EDP SA, (5-Year EURIBOR ICE Swap
Rate + 2.40%), 4.63%
,
09/16/54
(b)(c)
EUR 600 669,569
Slovenia — 0.0%
United Group BV, (3-mo. EURIBOR
at 4.25% Floor + 4.25%), 7.79%
,
02/15/31
(a)(b)
............... 1,029 1,142,568
South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 200 193,750
6.50%, 09/27/28 ............ 200 198,250
392,000
South Korea — 0.1%
LG Chem Ltd., 2.38%
,
07/07/31
(c)
... 360 309,600
LG Electronics, Inc.
(a)
5.63%, 04/24/27 ............ 430 440,922
5.63%, 04/24/29 ............ 200 208,112
POSCO, 5.75%
,
01/17/28
(a)
....... 200 207,074
Shinhan Financial Group Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(c)(r)
................ 500 477,031
SK Battery America, Inc., 2.13%
,
01/26/26
(c)
................ 480 460,222
2,102,961
Spain — 0.2%
(c)
Banco Bilbao Vizcaya Argentaria SA
(b)(r)
(5-Year EURIBOR ICE Swap Rate
+ 5.54%), 8.38% .......... EUR 400 485,578
Security
Par (000)
Par (000) Value
Spain (continued)
(5-Year EUR Swap Annual +
4.27%), 6.88% ........... EUR 600 $ 685,422
Banco de Credito Social Cooperativo
SA , (1-Year EURIBOR ICE Swap
Rate + 1.70%), 4.13%
,
09/03/30
(b)
200 225,544
Banco Santander SA, (GUKG1 +
1.80%), 3.13%
,
10/06/26
(b)
..... GBP 700 917,416
Bankinter SA, (5-Year EURIBOR ICE
Swap Rate + 4.71%), 7.38%
(b)(r)
.. EUR 400 467,033
CaixaBank SA, (5-Year EUR Swap
Annual + 6.35%), 5.88%
(b)(r)
..... 600 671,230
Cellnex Telecom SA, 0.75%
,
11/20/31
(q)
2,000 1,959,860
Cirsa Finance International SARL,
7.88%
,
07/31/28 ............ 1,027 1,213,055
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29 ................. 647 719,308
Telefonica Emisiones SA, 5.38%
,
02/02/26 ................. GBP 401 539,052
7,883,498
Sweden — 0.2%
Fastighets AB Balder, 1.13%
,
01/29/27
(c)
................ EUR 200 210,739
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 ............ 771 832,845
1.38%, 03/03/27 ............ 771 794,050
Intrum AB, 3.00%
,
09/15/27
(c)
...... 862 724,449
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(c)
.......... GBP 199 247,915
Verisure Holding AB
3.25%, 02/15/27
(c)
........... EUR 806 880,332
9.25%, 10/15/27
(a)
........... 1,014 1,183,760
Verisure Midholding AB, 5.25%
,
02/15/29
(c)
................ 1,375 1,519,102
6,393,192
Switzerland — 0.1%
(a)
UBS Group AG
(b)
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.55%), 4.49%, 05/12/26 .... USD 139 138,595
(1-day SOFR + 2.04%), 2.19%,
06/05/26 ............... 709 695,947
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(r)
.......... 225 215,306
(USISSO05 + 3.63%), 6.85%
(r)
.. 1,175 1,188,991
VistaJet Malta Finance plc
9.50%, 06/01/28 ............ 100 97,739
6.38%, 02/01/30 ............ 100 85,913
2,422,491
Thailand — 0.0%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(b)(c)(r)
........ 200 197,600
5.30%, 09/21/28
(a)
........... 200 205,380
5.50%, 09/21/33
(a)
........... 200 207,494
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(b)(c)
.. 200 185,214

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Thailand (continued)
Krung Thai Bank PCL , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(r)
..................... USD 282 $ 276,184
1,071,872
Turkey — 0.0%
Sisecam UK plc, 8.25%
,
05/02/29
(a)
. 353 364,155
Ukraine — 0.0%
MHP Lux SA, 6.25%
,
09/19/29
(c)
.... 268 203,680
NAK Naftogaz Ukraine
(h)(o)
7.13%, 07/19/26
(c)
........... EUR 235 196,209
7.63%, 11/08/28
(a)
........... USD 215 175,225
VF Ukraine PAT, 6.20%
,
02/11/25
(c)
.. 334 299,765
874,879
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co.
PJSC, 5.25%
,
10/02/54
(a)
...... 201 198,488
Adnoc Murban Rsc Ltd., 5.13%
,
09/11/54
(a)
................ 205 201,515
DP World Salaam , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(r)
... 404 403,394
MAF Global Securities Ltd. , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(b)
(c)(r)
..................... 202 202,852
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(a)
................ 314 309,388
Shelf Drilling Holdings Ltd., 9.63%
,
04/15/29
(a)
................ 1,541 1,417,720
2,733,357
United Kingdom — 1.5%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$1,966,482), 15.00%
,
06/19/26
(e)(j)(q)
GBP 1,586 2,311,001
AA Bond Co. Ltd., 6.50%
,
01/31/26
(c)
. 1,703 2,275,179
Amber Finco plc, 6.63%
,
07/15/29
(c)
. EUR 724 843,194
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(a)
3,463 3,907,843
Barclays plc
3.00%, 05/08/26
(c)
........... GBP 199 258,356
3.25%, 02/12/27
(c)
........... 199 256,046
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(b)(r)
......... USD 216 193,333
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(a)
........... GBP 2,322 2,949,458
6.13%, 11/30/28
(c)
........... 521 661,786
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 2,154 2,109,998
Bellis Finco plc, 4.00%
,
02/16/27
(c)
.. GBP 1,579 1,951,132
BG Energy Capital plc, 5.13%
,
12/01/25
(c)
................ 366 490,031
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. 2,728 3,587,933
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 1,103 1,213,081
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b)(c)
.... GBP 250 342,677
CK Hutchison Group Telecom Finance
SA, 2.63%
,
10/17/34
(c)
........ 2,039 2,012,167
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Connect Finco SARL
(a)
6.75%, 10/01/26 ............ USD 401 $ 401,000
9.00%, 09/15/29 ............ 878 849,671
CPUK Finance Ltd., 7.88%
,
08/28/29
(c)
GBP 149 204,011
Deuce Finco plc
5.50%, 06/15/27
(c)
........... 2,037 2,672,644
5.50%, 06/15/27
(a)
........... 1,595 2,092,719
eG Global Finance plc, 12.00%
,
11/30/28
(a)
................ USD 1,073 1,197,533
Global Switch Finance BV, 1.38%
,
10/07/30
(c)
................ EUR 764 780,380
HSBC Holdings plc
(b)
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 267 337,402
(5-Year EUR Swap Annual +
3.84%), 4.75%
(c)(r)
......... EUR 724 786,800
INEOS Quattro Finance 2 plc, 8.50%
,
03/15/29
(c)
................ 539 635,162
Informa plc, 3.13%
,
07/05/26
(c)
..... GBP 200 258,778
Kane Bidco Ltd., 6.50%
,
02/15/27
(a)
. 1,408 1,854,867
Lloyds Banking Group plc, 2.25%
,
10/16/24
(c)
................ 412 550,104
Market Bidco Finco plc
(c)
4.75%, 11/04/27 ............ EUR 618 661,363
5.50%, 11/04/27 ............ GBP 1,330 1,676,140
Marks & Spencer plc, 3.75%
,
05/19/26
(c)
................ 1,820 2,393,091
Mobico Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 4.14%), 4.25%
(b)(c)(r)
... 277 336,227
Motion Finco SARL, 7.38%
,
06/15/30
(c)
EUR 470 529,380
National Grid plc, 0.16%
,
01/20/28
(c)
. 1,236 1,253,753
Nationwide Building Society
(b)(c)(r)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75% ................. GBP 344 444,149
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. 425 571,045
NatWest Group plc
(b)(c)
(BPSW1 + 1.49%), 2.88%, 09/19/26 200 261,554
(BPSW1 + 2.01%), 3.13%, 03/28/27 199 258,851
Pinewood Finco plc, 6.00%
,
03/27/30
(a)
1,640 2,198,713
Punch Finance plc, 6.13%
,
06/30/26
(c)
3,228 4,272,518
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(c)
........... 199 262,193
Stonegate Pub Co. Financing 2019
plc
(c)
(3-mo. EURIBOR + 6.63%),
10.17%, 07/31/29
(b)
........ EUR 293 332,758
10.75%, 07/31/29 ........... GBP 472 652,338
Thames Water Utilities Finance plc,
4.00%
,
06/19/25
(c)
........... 1,381 1,421,024
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ 1,232 1,453,585
4.13%, 08/15/30 ............ 1,531 1,770,543
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 2,393 2,955,693
Vmed O2 UK Financing I plc, 4.50%
,
07/15/31
(c)
................ 1,032 1,190,019
Vodafone Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... USD 141 127,813

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 1,523 $ 2,234,763
Zegona Finance plc
6.75%, 07/15/29
(c)
........... EUR 657 763,336
8.63%, 07/15/29
(a)
........... USD 1,186 1,266,055
67,271,190
United States — 4.9%
Adient Global Holdings Ltd.
(a)
4.88%, 08/15/26 ............ 200 198,151
8.25%, 04/15/31 ............ 108 114,588
Affinity Interactive, 6.88%
,
12/15/27
(a)
319 274,243
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 635 686,093
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
431 427,333
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... 404 404,869
4.63%, 06/01/28
(a)
........... 200 188,032
4.88%, 06/01/28
(c)
........... GBP 3,068 3,775,508
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 680 698,802
4.25%, 02/15/29
(a)(q)
.......... 510 469,200
4.25%, 02/15/29 ............ 1,002 724,686
Amentum Escrow Corp., 7.25%
,
08/01/32
(a)
................ 256 267,170
American Axle & Manufacturing, Inc.,
5.00%
,
10/01/29 ............ 184 168,936
American Tower Corp., 0.45%
,
01/15/27 ................. EUR 2,157 2,270,132
Amgen, Inc.
5.25%, 03/02/25 ............ USD 1,306 1,307,853
5.51%, 03/02/26 ............ 2,179 2,179,762
5.50%, 12/07/26
(c)
........... GBP 200 272,337
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ USD 430 432,994
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 1,894 1,914,764
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
........... 2,058 1,981,766
4.13%, 08/15/26
(a)
........... USD 4,760 4,290,878
Ares Capital Corp.
3.88%, 01/15/26 ............ 433 426,693
2.15%, 07/15/26 ............ 58 55,116
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 373 480,760
5.50%, 03/15/27
(c)
........... 200 271,543
3.55%, 09/15/55 ............ USD 1,129 825,789
ATI, Inc., 7.25%
,
08/15/30 ........ 222 236,394
Avis Budget Car Rental LLC, 4.75%
,
04/01/28
(a)
................ 106 99,685
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.07%),
3.37%, 01/23/26 .......... 1,325 1,317,606
(3-mo. EURIBOR + 0.91%), 1.95%,
10/27/26
(c)
.............. EUR 875 962,346
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ USD 290 306,675
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 1,455 1,655,513
Berry Global, Inc., 1.57%
,
01/15/26 .. USD 1,562 1,503,064
Big River Steel LLC, 6.63%
,
01/31/29
(a)
662 670,677
Boyd Gaming Corp.
4.75%, 12/01/27 ............ 100 98,868
4.75%, 06/15/31
(a)
........... 110 105,033
Security
Par (000)
Par (000) Value
United States (continued)
Brand Industrial Services, Inc., 10.38%
,
08/01/30
(a)
................ USD 116 $ 124,219
Breeze Aviation Group, Inc.
(Acquired 07/26/24, cost
$2,551,834) 20.00%, 01/30/28
(e)(j)
2,552 2,692,185
Caesars Entertainment, Inc., 4.63%
,
10/15/29
(a)
................ 273 259,682
California Resources Corp., 8.25%
,
06/15/29
(a)
................ 570 580,875
Calpine Corp.
(a)
5.13%, 03/15/28 ............ 208 205,107
5.00%, 02/01/31 ............ 148 143,299
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 1,248 1,226,603
Catalent Pharma Solutions, Inc.,
5.00%
,
07/15/27
(a)
........... 248 246,772
Cedar Fair LP
5.38%, 04/15/27 ............ 100 99,718
5.25%, 07/15/29 ............ 205 201,420
Central Parent, Inc., 7.25%
,
06/15/29
(a)
193 197,364
Chemours Co. (The), 4.63%
,
11/15/29
(a)
144 128,954
Churchill Downs, Inc.
(a)
5.75%, 04/01/30 ............ 193 193,211
6.75%, 05/01/31 ............ 132 136,311
Cinemark USA, Inc., 7.00%
,
08/01/32
(a)
139 145,110
Citigroup, Inc.
(1-day SOFR + 0.53%), 1.28%,
11/03/25
(b)
.............. 1,460 1,454,343
(3-mo. EURIBOR + 1.66%), 1.25%,
07/06/26
(b)(c)
............. EUR 872 955,619
1.75%, 10/23/26 ............ GBP 316 399,097
Citizens Bank NA, (1-day SOFR +
1.45%), 6.06%
,
10/24/25
(b)
..... USD 250 249,996
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ 672 698,523
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 176 173,027
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 1,188 1,182,020
9.00%, 09/30/29 ............ 514 523,052
8.25%, 06/30/32 ............ 132 137,979
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 611 620,436
Coca-Cola Co. (The), 5.20%
,
01/14/55 3,008 3,155,983
Comcast Corp., 0.25%
,
09/14/29 ... EUR 513 501,591
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ USD 630 609,525
Comstock Resources, Inc., 6.75%
,
03/01/29
(a)
................ 179 174,758
Constellium SE, 5.38%
,
08/15/32
(c)
.. EUR 564 646,023
Continuum Group, Inc., 5.00%
,
09/13/27
(a)(e)
............... USD 1,856 1,888,480
Coty, Inc.
(c)
3.88%, 04/15/26 ............ EUR 2,522 2,803,996
5.75%, 09/15/28 ............ 327 379,870
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ USD 1,673 1,471,324
11.25%, 05/15/28 ........... 359 346,549
11.75%, 01/31/29 ........... 784 757,807
Dana Financing Luxembourg SARL
(c)
3.00%, 07/15/29 ............ EUR 289 283,225
8.50%, 07/15/31 ............ 1,028 1,218,104
DISH DBS Corp., 5.88%
,
11/15/24 .. USD 1,491 1,482,368

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
DISH Network Corp.
(q)
0.00%, 12/15/25
(f)
........... USD 1,087 $ 940,321
3.38%, 08/15/26 ............ 411 329,768
Duke Energy Corp., 3.10%
,
06/15/28 EUR 861 958,664
Edison International, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ USD 380 399,161
Eli Lilly & Co., 5.05%
,
08/14/54 .... 645 660,907
Encompass Health Corp.
4.50%, 02/01/28 ............ 100 98,152
4.75%, 02/01/30 ............ 171 167,139
Energizer Holdings, Inc., 4.38%
,
03/31/29
(a)
................ 157 148,679
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 200 205,853
7.50%, 06/01/30 ............ 210 230,629
EquipmentShare.com, Inc., 8.63%
,
05/15/32
(a)
................ 131 137,432
Exo Imaging, Inc., Series C, (Acquired
08/14/24, cost $102,781), 8.00%
,
08/14/25
(e)(j)
................ 103 411,636
Ferrellgas LP, 5.88%
,
04/01/29
(a)
... 219 204,938
Fidelity National Information Services,
Inc., 1.50%
,
05/21/27 ......... EUR 911 982,066
Ford Motor Credit Co. LLC, 4.87%
,
08/03/27 ................. 580 666,766
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ USD 140 140,919
Freed Hotels & Resorts, 12.00%
,
11/21/28
(b)(e)
............... 6,454 6,558,903
Freedom Mortgage Holdings LLC
(a)
9.25%, 02/01/29 ............ 136 141,364
9.13%, 05/15/31 ............ 100 102,811
Frontier Communications Holdings
LLC
(a)
5.00%, 05/01/28 ............ 227 224,953
6.75%, 05/01/29 ............ 555 558,912
8.75%, 05/15/30 ............ 2,394 2,551,200
8.63%, 03/15/31 ............ 1,705 1,838,143
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 1,880 1,948,236
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,101 1,134,177
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 59 59,087
GCI LLC, 4.75%
,
10/15/28
(a)
...... 321 308,255
General Mills, Inc.
0.13%, 11/15/25 ............ EUR 1,443 1,554,720
0.45%, 01/15/26 ............ 1,135 1,220,297
General Motors Financial Co., Inc.,
4.30%
,
02/15/29
(c)
........... 598 685,937
GFL Environmental, Inc., 4.38%
,
08/15/29
(a)
................ USD 304 291,388
Gilead Sciences, Inc., 5.55%
,
10/15/53 1,065 1,143,217
Global Payments, Inc., 4.88%
,
03/17/31 ................. EUR 423 501,857
Goldman Sachs Group, Inc. (The)
0.25%, 01/26/28
(c)
........... 999 1,023,941
7.25%, 04/10/28 ............ GBP 204 294,405
0.88%, 05/09/29
(c)
........... EUR 943 952,822
Goodyear Europe BV, 2.75%
,
08/15/28
(c)
................ 382 384,844
Security
Par (000)
Par (000) Value
United States (continued)
Goodyear Tire & Rubber Co. (The),
5.00%
,
05/31/26 ............ USD 184 $ 181,175
GoTo Group, Inc.
5.50%, 05/01/28
(a)
........... 1,386 712,458
H&E Equipment Services, Inc., 3.88%
,
12/15/28
(a)
................ 173 162,420
Hanesbrands, Inc.
(a)
4.88%, 05/15/26 ............ 176 174,457
9.00%, 02/15/31 ............ 160 172,704
HCA, Inc.
5.25%, 06/15/26 ............ 705 710,190
5.95%, 09/15/54 ............ 1,753 1,841,542
Helios Software Holdings, Inc., 7.88%
,
05/01/29
(a)
................ EUR 1,328 1,503,874
Hilton Grand Vacations Borrower
Escrow LLC
(a)
5.00%, 06/01/29 ............ USD 100 95,005
4.88%, 07/01/31 ............ 100 90,765
Home Depot, Inc. (The), 2.38%
,
03/15/51 ................. 1,833 1,150,626
Homes By West Bay LLC, 11.00%
,
02/06/30
(e)
................ 9,929 10,152,403
Hyatt Hotels Corp., 5.38%
,
04/23/25
(d)
702 703,142
International Business Machines Corp.,
3.38%
,
02/06/27 ............ EUR 837 945,388
JPMorgan Chase & Co.
(b)(c)
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26 .... GBP 479 625,105
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27 ............... EUR 909 985,776
Kraft Heinz Foods Co., 4.13%
,
07/01/27
(c)
................ GBP 100 132,151
Kronos International, Inc., 9.50%
,
03/15/29
(c)
................ EUR 213 257,843
LABL, Inc., 5.88%
,
11/01/28
(a)
..... USD 136 127,370
Lamar Media Corp., 4.88%
,
01/15/29 188 185,716
Landsea Homes Corp., 11.00%
,
07/17/28
(e)
................ 10,050 10,979,625
Lessen, Inc., (3-mo. CME Term SOFR
+ 8.50%), 13.40%
,
01/05/28
(a)(b)(e)
. 5,046 4,712,366
Level 3 Financing, Inc.
(a)
4.63%, 09/15/27 ............ 505 444,789
11.00%, 11/15/29 ........... 600 665,028
10.00%, 10/15/32 ........... 2,416 2,307,296
Light & Wonder International, Inc.
(a)
7.25%, 11/15/29 ............ 153 158,297
7.50%, 09/01/31 ............ 203 212,923
Lightning eMotors, Inc., 7.50%
,
05/15/25
(a)(h)(o) (q)
............. 884 8,840
Lions Gate Capital Holdings 1, Inc.,
5.50%
,
04/15/29
(a)
........... 4,657 4,180,661
Live Nation Entertainment, Inc., 4.75%
,
10/15/27
(a)
................ 250 246,465
Lowe's Cos., Inc., 5.63%
,
04/15/53 .. 1,098 1,142,874
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(a)
........ 876 905,063
Medline Borrower LP, 5.25%
,
10/01/29
(a)
................ 369 362,056
Meta Platforms, Inc., 5.40%
,
08/15/54 1,925 2,016,735
MicroStrategy, Inc., 0.63%
,
09/15/28
(a)(q)
1,127 1,355,218
Morgan Stanley
(b)
Series I, (1-day SOFR + 0.75%),
0.86%, 10/21/25 .......... 302 301,205

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 0.56%), 1.16%,
10/21/25 ............... USD 583 $ 581,816
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 1,109 1,211,898
Nasdaq, Inc., 4.50%
,
02/15/32 ..... 615 733,515
Nationstar Mortgage Holdings, Inc.
(a)
5.00%, 02/01/26 ............ USD 136 135,340
6.00%, 01/15/27 ............ 100 100,012
5.75%, 11/15/31 ............ 100 97,957
NCL Corp. Ltd.
(a)
5.88%, 02/15/27 ............ 122 122,432
8.13%, 01/15/29 ............ 221 236,293
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
1,190 1,310,034
NCR Voyix Corp., 5.13%
,
04/15/29
(a)
. 35 34,249
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 1,650 1,873,830
New Generation Co., 10.34%
,
09/30/29
(a)
................ USD 1,249 1,229,919
Nexstar Media, Inc., 4.75%
,
11/01/28
(a)
184 175,802
NGL Energy Operating LLC, 8.13%
,
02/15/29
(a)
................ 154 157,903
Northern Oil & Gas, Inc.
(a)
8.13%, 03/01/28 ............ 187 188,356
8.75%, 06/15/31 ............ 181 188,605
Olympus Water US Holding Corp.
(a)
4.25%, 10/01/28 ............ 200 190,979
9.75%, 11/15/28 ............ 530 565,647
ONEOK Partners LP, 4.90%
,
03/15/25 2,278 2,275,884
Oracle Corp., 5.55%
,
02/06/53 ..... 1,930 1,975,067
Organon & Co., 5.13%
,
04/30/31
(a)
.. 223 210,093
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ 100 99,430
4.25%, 01/15/29 ............ 100 95,215
4.63%, 03/15/30 ............ 100 95,019
Owens-Brockway Glass Container, Inc.,
7.25%
,
05/15/31
(a)
........... 143 146,908
Pactiv Evergreen Group Issuer LLC,
4.38%
,
10/15/28
(a)
........... 138 132,182
Pactiv Evergreen Group Issuer, Inc.,
4.00%
,
10/15/27
(a)
........... 100 96,156
Panther Escrow Issuer LL C, 7.13%
,
06/01/31
(a)
................ 182 190,901
Paramount Global
7.88%, 07/30/30 ............ 1,275 1,392,543
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(b)
... 1,439 1,331,055
Park Intermediate Holdings LLC,
5.88%
,
10/01/28
(a)
........... 245 244,606
PECO Energy Co., 5.25%
,
09/15/54 . 273 282,143
Performance Food Group, Inc.
(a)
5.50%, 10/15/27 ............ 100 99,716
4.25%, 08/01/29 ............ 152 144,544
Permian Resources Operating LLC,
8.00%
,
04/15/27
(a)
........... 487 501,420
Perrigo Finance Unlimited Co., 5.38%
,
09/30/32 ................. EUR 258 292,219
Pioneer, Inc., 10.50%
,
11/18/30
(a)(b)(e)
. USD 3,799 3,922,439
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
2,200 2,186,588
Post Holdings, Inc.
(a)
5.50%, 12/15/29 ............ 119 118,137
4.50%, 09/15/31 ............ 188 175,631
PPG Industries, Inc., 1.88%
,
06/01/25 EUR 841 927,228
Prime Security Services Borrower LLC,
6.25%
,
01/15/28
(a)
........... USD 321 321,086
Security
Par (000)
Par (000) Value
United States (continued)
Procter & Gamble Co. (The), 4.88%
,
05/11/27 .................. EUR 581 $ 683,800
Rand Parent LLC, 8.50%
,
02/15/30
(a)
USD 1,114 1,136,105
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 2,082 2,227,421
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 1,920 1,888,559
11.25%, 12/15/27 ........... 1,596 1,656,098
Scotts Miracle-Gro Co. (The), 4.00%
,
04/01/31 ................. 144 131,926
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 1,391 1,510,009
8.50%, 07/15/31
(a)
........... 781 852,298
9.63%, 12/01/32 ............ 1,235 1,434,008
Service Properties Trust
8.38%, 06/15/29 ............ 2,640 2,637,033
4.95%, 10/01/29 ............ 100 79,428
4.38%, 02/15/30 ............ 176 133,221
8.88%, 06/15/32 ............ 2,865 2,736,697
Six Flags Entertainment Corp.
(a)
5.50%, 04/15/27 ............ 100 99,375
7.25%, 05/15/31 ............ 176 182,287
Solventum Corp., 5.40%
,
03/01/29
(a)
. 1,103 1,134,781
Sonder Corp., 10.00%
,
12/31/24
(e)
.. 691 686,386
Sonder Holdings, Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 14.35%
,
12/10/27
(b)(e)
... 5,164 4,854,283
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 1,346 1,460,211
9.75%, 11/15/30 ............ 3,562 3,971,630
Sprint Spectrum Co. LLC, 4.74%
,
03/20/25
(a)
................ 120 119,686
Station Casinos LLC, 4.50%
,
02/15/28
(a)
................ 174 168,019
Stem, Inc., 0.50%
,
12/01/28
(a)(q)
.... 166 46,065
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 336 357,439
Talen Energy Supply LLC, 8.63%
,
06/01/30
(a)
................ 605 659,342
Talos Production, Inc., 9.00%
,
02/01/29
(a)
................ 181 186,369
Tenet Healthcare Corp., 6.13%
,
10/01/28 ................. 511 515,080
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 1,412 1,310,235
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 900 854,491
Thermo Fisher Scientific, Inc., 1.38%
,
09/12/28 ................. EUR 917 974,406
TransDigm, Inc.
5.50%, 11/15/27 ............ USD 248 247,148
4.88%, 05/01/29 ............ 239 232,696
Transocean, Inc., 8.25%
,
05/15/29
(a)
. 776 769,270
UKG, Inc., 6.88%
,
02/01/31
(a)
...... 264 272,791
UnitedHealth Group, Inc., 5.63%
,
07/15/54 ................. 1,075 1,153,262
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 2,136 2,279,979
Univision Communications, Inc.
(a)
8.00%, 08/15/28 ............ 335 342,526
4.50%, 05/01/29 ............ 159 142,038
8.50%, 07/31/31 ............ 475 476,061
USA Compression Partners LP, 7.13%
,
03/15/29
(a)
................ 367 377,992

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Vantage Drilling International Ltd.,
9.50%
,
02/15/28
(a)
........... USD 1,103 $ 1,110,138
Venture Global LNG, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
(b)(r)
..................... 1,183 1,199,123
Veritas US, Inc., 7.50%
,
09/01/25
(a )
.. 498 467,193
Verizon Communications, Inc.
1.13%, 11/03/28 ............ GBP 199 232,953
4.25%, 10/31/30 ............ EUR 796 939,046
VF Corp., 2.40%
,
04/23/25 ....... USD 234 230,076
Viasat, Inc.
(a)
6.50%, 07/15/28 ............ 156 122,415
7.50%, 05/30/31 ............ 126 86,747
VICI Properties LP
(a)
4.63%, 06/15/25 ............ 298 296,181
4.50%, 09/01/26 ............ 241 239,886
Viking Cruises Ltd., 7.00%
,
02/15/29
(a)
336 340,246
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 2,339 2,335,448
7.75%, 10/15/31 ............ 1,165 1,254,237
Vital Energy, Inc.
9.75%, 10/15/30 ............ 100 106,853
7.88%, 04/15/32
(a)
........... 140 135,619
Walgreens Boots Alliance, Inc., 3.20%
,
04/15/30 ................. 202 163,879
Wand NewCo 3, Inc., 7.63%
,
01/30/32
(a)
................ 200 210,700
Wayfair LLC, 7.25%
,
10/31/29
(a)
.... 213 218,210
Wells Fargo & Co.
(c)
1.38%, 10/26/26 ............ EUR 909 980,617
1.50%, 05/24/27 ............ 1,390 1,488,185
Wildfire Intermediate Holdings LLC,
7.50%
,
10/15/29
(a)
........... USD 462 454,632
Xerox Holdings Corp., 5.50%
,
08/15/28
(a)
................ 177 151,123
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 1,251 1,118,948
223,084,137
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
6.88%, 10/15/27 ............ 1,012 995,434
9.38%, 03/01/29 ............ 972 1,030,320
2,025,754
Total Corporate Bonds — 10.6%
(Cost: $501,788,021) ............................. 480,692,510
Fixed Rate Loan Interests
United States — 0.1%
(e)
CML ST Regis Aspen, 1st Lien Term
Loan, 7.27%
,
 02/09/27 ........ 4,200 4,251,456
OD Intermediate Subi HoldCo
II LLC, 1st Lien Term Loan,
10.00%
,
 04/01/26 ........... 1,855 1,817,522
6,068,978
Total Fixed Rate Loan Interests — 0.1%
(Cost: $6,053,799) .............................. 6,068,978
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Belgium — 0.0%
Finco Utilitas BV, Facility 1st Lien Term
Loan B, 09/26/30
(b)(s)
.......... EUR 1,040 $ 1,158,035
Canada — 0.0%
Garda World Security Corp., 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.54% -
8.60%
,
 02/01/29
(b)
........... USD 457 456,641
Colombia — 0.0%
Ecopetrol SA, 1st Lien Term Loan,
(6-mo. CME Term SOFR at
0.00% Floor + 4.75%), 9.37% -
9.98%
,
 09/06/30
(b)(e)
.......... 500 514,350
Finland — 0.1%
(b)
Mehilainen Yhtiot Oy, 1st Lien Term
Loan B5, (3-mo. EURIBOR at
0.00% Floor + 4.00%), 4.00% -
7.62%
,
 07/23/31 ............ EUR 1,071 1,192,077
Mehilainen Yhtiot Oy, Delayed Draw 1st
Lien Term Loan, 07/04/31
(s)
..... 192 213,304
Mehilainen Yhtiot Oy, Facility 1st Lien
Term Loan B5, (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 4.00% -
7.62%
,
 08/05/31 ............ 1,235 1,375,326
2,780,707
France — 0.3%
(b)
Groupe Babilou, Facility 1st Lien Term
Loan B4, 11/18/30
(s)
.......... 3,151 3,471,852
HomeVi SAS, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 8.64%
,
 10/31/29 ...... 2,000 2,171,800
Obol France 3 SAS, 1st Lien Term Loan
B, 12/29/28
(s)
............... 1,500 1,600,281
Parts Europe SA, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 7.19%
,
 02/03/31 ..... 3,411 3,802,478
Ramsay Generale De Sante, 1st Lien
Term Loan B4, 08/13/31
(s)
...... 1,800 2,008,779
13,055,190
Germany — 0.3%
(b)
Aenova Holding GmbH, Facility 1st
Lien Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 3.75%), 3.75% -
7.14%
,
 08/22/31 ............ 2,264 2,525,280
Apleona Holding GmbH, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
3.75% - 7.39%
,
 04/28/28 ...... 2,400 2,680,017
Ifco Management GmbH, 1st Lien Term
Loan, 11/29/29
(s)
............ 1,000 1,114,775
Mosel Bidco SE, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 4.50%), 7.85% -
8.22%
,
 09/16/30 ............ 2,529 2,822,035
Nidda Healthcare Holding GmbH, 1st
Lien Term Loan B2, 02/21/30
(s)
... 2,879 3,202,856

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Tele Columbus AG, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR
at 6.00% Floor + 0.50%),
0.50%
,
 01/01/29 ............ EUR 1,049 $ 873,653
TK Elevator Midco GmbH, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.59%
,
 04/30/30 ............ 1,631 1,820,143
15,038,759
Jersey, Channel Islands — 0.1%
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(b)(e)
(Sterling Overnight Index Average
at 1.19% Floor + 7.00%),
8.19%, 07/06/27 .......... GBP 1,246 1,570,093
(6-mo. EURIBOR at 0.00% Floor +
7.00%), 10.74%, 07/06/27 .... EUR 2,077 2,178,776
3,748,869
Luxembourg — 0.3%
(b)
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 4.00%), 7.38% - 7.59%
,
 09/29/28 2,000 2,235,161
Froneri International Ltd., 1st Lien Term
Loan, 09/16/31
(s)
............ 3,000 3,336,311
Speed Midco 3 SARL, Facility 1st Lien
Term Loan B2, (6-mo. EURIBOR
at 0.00% Floor + 4.95%), 8.11% -
8.67%
,
 05/16/29
(e)
........... 6,106 6,763,103
12,334,575
Netherlands — 0.6%
(b)
Bock Capital Bidco BV, 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 6.85% -
7.22%
,
 06/29/28 ............ 1,459 1,615,989
Cypher Bidco BV, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.50%), 8.34%
,
 12/30/28
(e)
.... 5,188 5,565,473
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 8.27% - 8.65%
,
 10/14/27 1,964 2,166,697
Peer Holding III BV, Facility 1st Lien
Term Loan B6, 07/01/31
(s)
...... 2,200 2,449,150
Pegasus Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 7.29%
,
 07/12/29 ..... 1,880 2,093,383
Upfield BV, 1st Lien Term Loan
B11, (Sterling Overnight Index
Average at 0.00% Floor + 5.25%),
10.51%
,
 01/03/28 ........... GBP 3,364 4,472,899
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 6.44%
,
 01/31/29 ..... EUR 9,179 10,029,965
28,393,556
Norway — 0.0%
Sector Alarm Holding AS, Facility
1st Lien Term Loan B2, (1-mo.
EURIBOR at 0.00% Floor + 4.25%),
7.76% - 7.97%
,
 06/12/29
(b)
..... 1,017 1,135,941
Security
Par (000)
Par (000) Value
Spain — 0.3%
(b)
Aernnova Aerospace SAU, Facility 1st
Lien Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 4.00% -
7.71%
,
 02/27/30 ............ EUR 2,606 $ 2,899,465
Cervantes Bidco SL, 1st Lien Term
Loan B, 06/13/31
(s)
........... 1,483 1,655,496
Lorca Finco plc, Facility 1st Lien Term
Loan B3, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.20%
,
 03/25/31 . 2,839 3,160,281
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 5.00%),
8.74%
,
 12/31/29 ............ 2,617 2,905,816
Promontoria Challenger I SA, 1st
Lien Term Loan, (1-mo. EURIBOR
at 0.00% Floor + 3.25%),
6.66%
,
 12/20/24
(e)
........... 3,938 4,377,857
14,998,915
Sweden — 0.1%
IGT Holding IV AB, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%), 7.10% -
7.34%
,
 07/31/31
(b)
........... 2,667 2,965,610
United Kingdom — 0.6%
(b)
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.80%
,
 05/09/31 ............ 2,647 2,886,065
CD&R Firefly Bidco Ltd., Facility
1st Lien Term Loan B6, (Sterling
Overnight Index Average at 0.00%
Floor + 5.75%), 5.75%
,
 06/21/28 . GBP 1,031 1,375,777
CML Project Horizons, 1st Lien Term
Loan, (3-mo. SONIA at 0.00% Floor
+ 3.75%), 8.70%
,
 04/12/28
(e)
.... 3,756 5,003,433
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B, (Sterling Overnight Index
Average at 0.00% Floor + 4.75%),
4.78%
,
 03/13/28 ............ 1,100 1,464,821
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
6.92%
,
 06/30/28 ............ EUR 1,546 1,728,341
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 6.88% -
7.09%
,
 06/23/31 ............ 2,000 2,215,413
Ineos Quattro Holdings Ltd., Facility 1st
Lien Term Loan B, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 7.88% -
8.09%
,
 04/03/29 ............ 1,940 2,157,889
Market Bidco Ltd., 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.75%), 8.29%
,
 11/04/27 ..... 765 845,088
Market Bidco Ltd., 1st Lien Term Loan
B2, 0.00%
,
 11/04/27 .......... GBP 505 673,121
Mercia, 1st Lien Term Loan A1, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.63%
,
 04/08/26
(e)
........... 1,595 2,131,611
Mercia, 1st Lien Term Loan A2, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.58%
,
 04/08/26
(e)
........... 4,864 6,499,515

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Mercia, 1st Lien Term Loan B1, (3-mo.
SONIA at 0.00% Floor + 0.00%),
7.58%
,
 04/09/25
(e)
........... GBP 280 $ 374,395
27,355,469
United States — 1.7%
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.71% - 10.11%
,
 02/02/26
(b)
..... USD 2,409 2,350,580
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 8.70% -
9.10%
,
 05/12/28
(b)
........... 685 678,238
Alorica, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
1.00% Floor + 6.88%), 11.72% -
12.12%
,
 12/21/27
(b)(e)
......... 2,548 2,506,705
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30
(b)
3,621 3,490,146
Amazon Holdco, Inc., 1st Lien Term
Loan B, 07/30/31
(b)(s)
.......... 1,450 1,444,563
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.75% - 10.49%
,
 12/30/27
(b)
..... 384 385,491
Arsenal AIC Parent LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 8.10% -
8.56%
,
 08/19/30
(b)
........... 158 157,393
Avaya, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
1.00% Floor + 7.50%), 12.35% -
12.75%
,
 08/01/28
(b)
.......... 10 8,481
Bally's Corp., Facility 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.79%
,
 10/02/28
(b)
........... 1,066 1,014,032
Bausch & Lomb, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.27%
,
 05/10/27
(b)
........... 1,137 1,131,275
Boost Newco Borrower LLC, 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
7.10% - 7.75%
,
 01/31/31
(b)
..... 1,400 1,399,403
Boxer Parent Co., Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.66%
,
 07/03/31
(b)
EUR 1,496 1,661,858
Caesars Entertainment, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.60% - 8.00%
,
 02/06/31
(b)
..... USD 2,172 2,168,829
Charter Communicatio ns Operating
LLC, 1st Lien Term Loan B2, (3-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 7.08%
,
 02/01/27
(b)
..... 230 230,117
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.60% - 9.34%
,
 03/30/29
(b)
..... 1,360 1,352,930
Security
Par (000)
Par (000) Value
United States (continued)
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 8.02% - 8.42%
,
 04/13/29
(b)
USD 1,375 $ 1,367,400
ConnectWise LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.37% -
9.10%
,
 09/29/28
(b)
........... 985 982,886
Cppib Ovm Member US LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.85% -
8.73%
,
 08/07/31
(b)
........... 1 ,253 1,252,474
CSC Holdings LLC, 1st Lien Term Loan
B5, 04/15/27
(b)(s)
............. 480 438,173
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
10.60%
,
 12/21/28
(b)
.......... 796 768,034
DirecTV Financing LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 5.00%), 9.96% -
10.36%
,
 08/02/27
(b)
.......... 511 510,792
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.85% - 9.25%
,
 08/31/30
(b)
..... 2,756 2,762,243
Emerald Technologies US
AcquisitionCo., Inc., 1st Lien Term
Loan B, 0.00%
,
 12/29/27
(b)(e)
.... 938 750,718
Fertitta Entertainment LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.85%
,
 01/29/29
(b)
........... 1,567 1,562,367
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 8.64%
,
 03/30/27
(b)(e)
EUR 1,59 1 1,772,970
Galaxy Universal LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.79%
,
 11/12/26
(b)(e)
......... USD 4,653 4,606,690
GoTo Group, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at
1.00% Floor + 4.75%),
9.97%, 04/30/28
(b)
......... 1,880 993,239
Green Plains Operating Co. LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
13.21%
,
 07/20/26
(b)(e)
......... 3,060 3,102,577
Helios Service Partners LLC, 1st Lien
Term Loan
(b)(e)
(3-mo. CME Term SOFR at
1.00% Floor + 6.25%),
11.85%, 03/19/27 ......... 601 601,491
(3-mo. CME Term SOFR at
1.00% Floor + 6.50%),
12.10%, 03/19/27 ......... 114 114,871
Helios Service Partners LLC, Delayed
Draw 1st Lien Term Loan
(b)(e)
(3-mo. CME Term SOFR at
1.00% Floor + 6.25%),
11.85%, 03/19/27 ......... 923 923,137
(3-mo. CME Term SOFR at
1.00% Floor + 6.50%),
12.10%, 03/19/27 ......... 512 515,034

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Hilton Grand Vacations Borrower LLC,
1st Lien Term Loan, 08/02/28
(b)(s)
. USD 415 $ 411,741
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.73% - 10.86%
,
 10/25/28
(b)(e)
... 584 467,181
Icon Parent, Inc., 1st Lien Term Loan B,
09/12/31
(b)(s)
............... 3,216 3,190,529
Indy US Bidco LLC, 1st Lien Term
Loan, (1-mo. EURIBOR at
0.00% Floor + 4.75%), 8.13% -
8.34%
,
 03/06/28
(b)
........... EUR 3,000 3,333,472
J&J Ventures Gaming LLC, 1st Lien
Term Loa n, (1-mo. CME Term SOFR
at 0.75% Floor + 4.00%), 8.96% -
9.36%
,
 04/26/28
(b)
........... USD 892 889,518
Jack Ohio Finance LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 4.75%), 9.71% -
10.11%
,
 10/04/28
(b)
.......... 460 459,580
Level 3 Financing, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 2.00% Floor + 6.56%),
11.41%
,
 04/16/29
(b)
.......... 364 371,356
Maverick Gaming LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
12.82%, 06/05/28
(b)
........ 1,136 902,182
McAfee Corp., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.45% -
8.49%
,
 03/01/29
(b)
........... 1,878 1,869,483
Medline Borrower LP, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 2.75%), 7.60% -
8.00%
,
 10/23/28
(b)
........... 2,725 2,724,727
Naked Juice LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at
0.50% Floor + 6.00%), 10.70% -
11.44%
,
 01/24/30
(b)
.......... 119 72,152
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.60% - 9.73%
,
 07/25/31
(b)(e)
.... 644 643,195
Orion Group HoldCo LLC, 1st Lien
Term Loan
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.15% -
11.60%, 03/19/27
(b)(e)
....... 117 117,713
Orion Group HoldCo LLC, Delayed
Draw 1st Lien Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.60%, 03/19/27
(b)(e)
....... 1,339 1,343,779
Quartz AcquireCo LLC, 1st Lien Term
Loan B1, (3-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 7.35% -
8.09%
,
 06/28/30
(b)
........... 971 969,374
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.26%
,
 04/27/28
( b)
.......... 2,399 1,823,454
Security
Par (000)
Par (000) Value
United States (continued)
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.26%
,
 04/27/29
(b)
.......... USD 1,749 $ 1,268,177
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.76%
,
 03/16/27
(b)
........... 1,389 1,387,279
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (12-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.20%
,
 09/11/29
(b)
.......... 4,865 4,767,700
Station Casinos LLC, Facility 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
7.10% - 7.50%
,
 03/14/31
(b)
..... 879 874,556
TransDigm, Inc., 1st Lien Term Loan
J, (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 7.10% -
7.84%
,
 02/28/31
(b)
........... 599 595,986
Vaco Holding LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 5.00%), 9.95% -
10.49%
,
 01/22/29
(b)
.......... 955 935,198
Verifone Systems, Inc., 1st Lien Term
Loan, 08/20/25
(b)(s)
........... 1,298 1,186,704
Veritas US, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at
1.00% Floor + 5.00%), 9.96% -
10.36%
,
 09/02/25
(b)
.......... 369 344,447
Waystar Technologies, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 7.60% -
8.24%
,
 10/22/29
(b)
........... 37 37,035
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.60% -
9.25%
,
 11/19/29
(b)
........... 557 554,362
74,546,017
Total Floating Rate Loan Interests — 4.4%
(Cost: $198,092,291) ............................. 198,482,634
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%
,
01/17/31
(a)
....... 132 139,095
Chile — 0.0%
Empresa Nacional del Petroleo
(a)
6.15%, 05/10/33 ............ 230 244,232
5.95%, 07/30/34 ............ 200 210,100
454,332
Colombia — 0.0%
Ecopetrol SA, 8.38%
,
01/19/36 .... 78 79,560
France — 0.1%
Electricite de France SA
(b)(c)(r)
(13-Year GBP Swap Semi +
4.23%), 6.00% ........... GBP 200 265,986
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 400 405,676
(5-Year EURIBOR ICE Swap Rate
+ 3.28%), 5.63% .......... 200 225,652

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 400 $ 546,283
1,443,597
Hungary — 0.0%
Magyar Export-Import Bank Zrt.,
6.00%
,
05/16/29
(c)
........... EUR 200 239,537
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 200 192,375
Ireland — 0.0%
AIB Group plc, (5-Year EUR Swap
Annual + 6.63%), 6.25%
(b)(c)(r)
.... EUR 200 224,784
Mexico — 0.0%
Petroleos Mexicanos
4.25%, 01/15/25 ............ USD 114 113,183
8.75%, 06/02/29 ............ 249 252,797
5.95%, 01/28/31 ............ 187 161,362
6.70%, 02/16/32 ............ 160 143,064
10.00%, 02/07/33 ........... 117 123,775
794,181
Morocco — 0.0%
OCP SA
(a)
6.75%, 05/02/34 ............ 353 378,317
7.50%, 05/02/54 ............ 298 323,199
701,516
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 202 160,400
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 200 199,294
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 5.88%
,
07/17/64
(a)
................ 247 249,174
Total Foreign Agency Obligations — 0.1%
(Cost: $4,638,541) .............................. 4,877,845
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(c)
341 328,533
Brazil — 0.3%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 16 2,872,689
10.00%, 01/01/27 ........... 52 8,886,447
7.13%, 05/13/54 ............ USD 465 482,047
12,241,183
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. 220 200,530
Colombia — 0.3%
Republic of Colombia
4.50%, 01/28/26 ............ 241 238,379
3.88%, 03/22/26 ............ EUR 148 164,305
5.75%, 11/03/27 ............ COP 19,602,900 4,290,320
6.00%, 04/28/28 ............ 40,114,500 8,663,833
8.00%, 04/20/33 ............ USD 312 334,879
Security
Par (000)
Par (000) Value
Colombia (continued)
8.00%, 11/14/35 ............ USD 200 $ 212,900
13,904,616
Costa Rica — 0.0%
Republic of Costa Rica, 7.30%
,
11/13/54
(a)
................ 229 252,965
Czech Republic — 0.2%
Czech Republic
5.00%, 09/30/30 ............ CZK 82,390 3,935,521
4.50%, 11/11/32 ............ 69,140 3,235,543
7,171,064
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... USD 233 236,131
4.50%, 01/30/30
(a)
........... 230 220,009
7.05%, 02/03/31
(a)
........... 355 382,527
4.88%, 09/23/32
(a)
........... 156 148,687
10.75%, 06/01/36
(a)
.......... DOP 65,400 1,153,992
2,141,346
Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
........... EUR 199 185,382
7.63%, 05/29/32
(c)
........... USD 416 368,160
8.50%, 01/31/47
(a)
........... 268 216,326
7.50%, 02/16/61
(a)
........... 303 219,487
989,355
Guatemala — 0.0%
Republic of Guatemala
(a)
7.05%, 10/04/32 ............ 200 216,000
6.60%, 06/13/36 ............ 225 235,463
451,463
Hungary — 0.0%
Hungary Government Bond
5.25%, 06/16/29
(a)
........... 200 202,824
5.38%, 09/12/33
(c)
........... EUR 143 171,123
7.00%, 10/24/35 ............ HUF 480,220 1,429,004
5.50%, 03/26/36
(a)
........... USD 200 201,250
2,004,201
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(c)
........... 273 255,511
Indonesia — 0.3%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 45,510,000 3,061,959
4.65%, 09/20/32 ............ USD 200 201,875
8.25%, 05/15/36 ............ IDR 41,574,000 3,107,066
7.13%, 06/15/38 ............ 100,861,000 6,926,028
13,296,928
Ireland — 0.1%
Republic of Ireland, 2.60%
,
10/18/34
(c)
EUR 4,890 5,500,235
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ............ USD 220 220,000
5.88%, 10/17/31 ............ EUR 148 156,097
376,097
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(c)
................ USD 200 197,312

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kenya — 0.0%
Republic of Kenya, 9.75%
,
02/16/31
(a)
USD 241 $ 242,506
Mexico — 0.3%
Mex Bonos Desarr Fix Rt, 8.50%
,
03/01/29 ................. MXN 16 77,265
United Mexican States
7.00%, 09/03/26 ............ 1,052 5,113,575
3.75%, 01/11/28 ............ USD 296 288,230
8.50%, 03/01/29 ............ MXN 158 782,809
2.66%, 05/24/31 ............ USD 423 362,854
7.50%, 05/26/33 ............ MXN 1,298 5,896,144
7.75%, 11/23/34 ............ 244 1,110,315
6.35%, 02/09/35 ............ USD 200 209,600
13,840,792
Montenegro — 0.0%
Republic of Montenegro, 2.88%
,
12/16/27
(c)
................ EUR 179 188,233
Morocco — 0.0%
Kingdom of Morocco, 5.95%
,
03/08/28
(a)
................ USD 239 246,918
Nigeria — 0.0%
Federal Republic of Nigeria, 7.63%
,
11/28/47
(c)
................. 225 172,195
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
................ EUR 196 227,313
Oman — 0.0%
Oman Government Bond
(c)
6.50%, 03/08/47 ............ USD 252 265,624
6.75%, 01/17/48 ............ 300 325,125
590,749
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ............ 327 357,411
6.40%, 02/14/35 ............ 357 365,368
722,779
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 200 170,375
5.60%, 03/13/48 ............ 210 200,865
371,240
Peru — 0.2%
Republic of Peru
2.78%, 01/23/31 ............ 93 83,003
6.95%, 08/12/31
(a)
........... PEN 19,142 5,518,368
1.86%, 12/01/32 ............ USD 298 239,424
7.60%, 08/12/39
(a)
........... PEN 4,513 1,328,279
7,169,074
Philippines — 0.0%
Republic of Philippines, 2.65%
,
12/10/45 ................. USD 467 328,943
Poland — 0.3%
Republic of Poland
5.75%, 04/25/29 ............ PLN 22,968 6,154,636
4.75%, 07/25/29 ............ 6,760 1,733,798
5.00%, 10/25/34 ............ 7,397 1,883,391
2.05%, 08/25/36 ............ 9,509 2,225,263
Security
Par (000)
Par (000) Value
Poland (continued)
5.50%, 04/04/53 ............ USD 154 $ 157,935
12,155,023
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 124 124,896
2.50%, 02/08/30
(c)
........... EUR 269 269,913
2.12%, 07/16/31
(c)
........... 151 141,087
535,896
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 209 210,176
5.00%, 01/18/53
(a)
........... 230 213,037
423,213
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
317 272,917
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
........... 200 213,656
6.00%, 06/12/34
(a)
........... 221 227,520
441,176
South Africa — 0.4%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 134,666 7,519,531
7.00%, 02/28/31 ............ 60,298 3,123,577
5.88%, 04/20/32 ............ USD 424 421,350
9.00%, 01/31/40 ............ ZAR 47,568 2,407,467
8.75%, 01/31/44 ............ 65,489 3,171,045
5.00%, 10/12/46 ............ USD 201 155,021
16,797,991
Spain — 0.6%
Bonos y Obligaciones del Estado
(a)(c)
3.45%, 10/31/34 ............ EUR 13,868 16,127,097
2.90%, 10/31/46 ............ 5,530 5,587,048
3.45%, 07/30/66 ............ 4,339 4,554,554
26,268,699
Thailand — 0.1%
Kingdom of Thailand, 2.40%
,
03/17/29 THB 179,640 5,612,372
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%
,
06/26/34
(a)
................ USD 266 274,658
Turkey — 0.1%
Republic of Turkiye (The)
37.00%, 02/18/26 ........... TRY 83,297 2,411,405
31.08%, 11/08/28 ........... 24,120 723,124
26.20%, 10/05/33 ........... 72,092 2,074,378
5,208,907
Ukraine — 0.0%
Ukraine Government Bond
(a)(d)
1.75%, 02/01/29 ............ USD 87 51,206
0.00%, 02/01/30 ............ 8 3,461
0.00%, 02/01/34 ............ 30 10,065
1.75%, 02/01/34 ............ 58 25,811
0.00%, 02/01/35 ............ 25 10,942
0.00%, 02/01/36 ............ 21 9,020
110,505
United Kingdom — 0.4%
U.K. Treasury Bonds
(c)
3.75%, 10/22/53 ............ GBP 4,603 5,336,937

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
0.50%, 10/22/61 ............ GBP 25,517 $ 10,412,134
15,749,071
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 13,939 332,909
5.75%, 10/28/34 ............ USD 253 275,562
5.25%, 09/10/60 ............ 245 245,000
853,471
Uzbekistan — 0.0%
Republic of Uzbekistan
(a)
5.38%, 05/29/27 ............ EUR 206 230,885
7.85%, 10/12/28 ............ USD 224 236,460
467,345
Total Foreign Government Obligations — 3.7%
(Cost: $170,217,164) ............................. 168,583,325
Shares
Shares
Investment Companies
Invesco S&P 500 Equal Weight ETF
(i)
35,431 6,347,818
iShares 0-5 Year TIPS Bond ETF
(g)
.. 45,255 4,585,237
iShares Biotechnology ETF
(g)(i)
..... 32,000 4,659,200
iShares Broad USD High Yield
Corporate Bond ETF
(g)(i)
....... 441,557 16,624,621
iShares Core S&P Small-Cap ETF
(g)(i)
19,759 2,311,013
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(g)(i)
......... 29,225 2,734,875
iShares Latin America 40 ETF
(g)
.... 52,185 1,352,113
iShares MSCI Brazil ETF
(g)(i)
....... 59,131 1,743,773
iShares MSCI Emerging Markets ETF
(g)
(i)
....................... 12,710 582,881
iShares Russell Mid-Cap Growth ETF
(g)
(i)
....................... 6,034 707,728
SPDR Blackstone Senior Loan ETF . 52,573 2,195,448
SPDR Gold Shares
(h)(l)
.......... 80,300 19,517,718
SPDR S&P Homebuilders ETF ..... 19,652 2,447,853
VanEck Semiconductor ETF
(i)
...... 51,742 12,700,074
Total Investment Companies — 1.7%
(Cost: $72,904,260) .............................. 78,510,352
Par (000)
Pa r (000)
Municipal Bonds
(a)
Florida - 0.0%
Florida Development Finance Corp. ,
Series 2024, RB, AMT , VRDN ,
12.00%, 07/15/28
(t)
........... 930 988,523
Texas - 0.1%
Port of Beaumont Navigation
District , Series 2024B, RB,
10.00%, 07/01/26 ........... 2,125 2,188,815
Total Municipal Bonds — 0.1%
(Cost: $3,036,941) .............................. 3,177,338
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.5%
United States — 0.5%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 8.68%, 01/25/42
(a)(b)
USD 482 $ 497,389
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 3,827 3,223,730
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 5,231 4,704,175
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,631,822
MCM Trust
(e)
Series 2018-NPL2,  3.00%,
08/25/28
(a)
.............. 1,643 1,582,518
Series 2021-VFN1,  3.00%,
08/28/28 ............... 2,016 1,314,329
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 7.41%, 10/25/39
(a)(b)
2,384 2,393,690
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(e)
.......... 4,113 3,774,548
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(e)
................ 1,654 1,429,836
20,552,037
Commercial Mortgage-Backed Securities — 1.9%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.35%,
01/19/37
(a)(b)
............... 995 994,378
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 8.47%, 12/15/34
(a)(b)
1,913 1,826,024
United States — 1.8%
(e)
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.28%,
08/10/35
(a)(b)
............... 1,182 1,125,621
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (1-mo. CME Term
SOFR at 3.10% Floor + 3.21%),
8.31%, 04/15/34
(a)(b)
.......... 1,364 686,092
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 325,127
BAMLL Commercial Mortgage
Securities Trust, Series 2015-200P,
Class D, 3.72%, 04/14/33
(a)(b)
.... 255 247,875
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.16%), 6.02%, 11/25/35 ... 87 88,690
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.62%), 5.48%, 10/25/36 ... 89 85,502

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BHMS
(a)(b)
Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 6.64%, 07/15/35 ... USD 1,722 $ 1,721,358
Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.20%), 7.29%, 07/15/35 ... 653 649,543
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 8.49%, 06/15/41
(a)(b)
602 592,969
BSST Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 5.96%, 04/15/36 ... 452 447,957
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.31%, 04/15/36 ... 1,161 1,139,144
Series 2021-SSCP, Class C, (1- mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.56%, 04/15/36 ... 1,446 1,419,257
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 6.81%, 04/15/36 ... 1,329 1,296,511
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.31%, 04/15/36 ... 1,151 1,112,249
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.11%, 04/15/36 ... 1,100 1,064,321
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.01%, 04/15/36 ... 1,245 1,191,237
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.11%, 04/15/36 .. 882 842,844
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 882,568
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class G, (1-mo.
CME Term SOFR at 3.25% Floor
+ 3.36%), 8.46%, 10/15/37 ... 329 322,295
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 6.12%, 02/15/33 ... 4,847 4,786,863
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 7.36%, 02/15/33 ... 2,843 2,817,822
Series 2021-NWM, Class C, (1 -mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 9.46%, 02/15/33 ... 1,877 1,874,802
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.01%, 06/15/38 ... 2,054 2,023,362
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.01%, 05/15/38 ... 1,516 1,497,207
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 5.90%, 10/15/38 ... 463 459,601
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 7.46%, 10/15/38 ... 2,549 2,519,097
Series 2024-KING, Class A, (1-mo .
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.64%, 05/15/34 ... 780 779,756
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.49%, 03/15/41 ... USD 1,408 $ 1,408,201
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 3,052 2,734,210
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.46%, 01/15/34 ... 577 567,311
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.2 1%, 01/15/34 ... 898 881,272
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.54%, 04/15/41 ... 1,620 1,618,585
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.99%, 07/15/29 ... 658 656,355
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 9.03%, 07/15/29 ... 1,645 1,628,547
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.45%), 7.54%, 12/15/37
(a)(b)
.... 335 335,010
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 9.57%, 06/15/41
(a)(b)
.... 780 776,166
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 8.98%,
08/15/41
(a)(b)
............... 760 758,730
Credit Suisse Mortgage Capital
Certificates, Series 2020-NET, Class
A, 2.26%, 08/15/37
(a)
......... 588 566,394
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.79%,
11/15/48
(b)
................ 166 158,339
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.23%), 10.32%, 10/15/37 .. 238 218,370
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 8.54%, 02/15/25
(e)
.. 2,798 2,730,370
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.10%), 6.20%, 05/15/35 ... 99 98,499
Series 2018-BIOD, Class D, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.60%), 6.69%, 05/15/35 ... 394 389,673
Series 2018-BIOD, Class F, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.30%), 7.39%, 05/15/35 ... 1,411 1,387,234
ELM Trust, Series 2024-ELM, Cl ass
E10, 8.05%, 06/10/39
(a)(b)
...... 1,467 1,496,796
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
CME Term SOFR at 2.67% Floor +
2.78%), 7.88%, 11/15/38
(a)(b)
.... 1,459 1,449,545
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.46%, 07/15/38 ... 2,804 2,809,506

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.06%, 07/15/38 ... USD 1,960 $ 1,960,278
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
CME Term SOFR at 2.35% Floor +
2.46%), 7.56%, 02/15/38
(a)(b)
.... 270 16,064
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 8.15%, 11/15/36 ... 2,822 2,749,036
Series 2021-IP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.16%, 10/15/36 ... 357 353,876
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.51%, 05/15/26 ... 381 351,617
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.29%, 08/15/39 ... 324 324,337
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 1,049,633
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.64%, 05/15/37 ... 1,317 1,314,530
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 8.29%, 05/15/37 ... 1,451 1,431,049
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 3.08%,
08/10/38
(a)(b)
............... 315 290,489
Independence Plaza Trust, Series
2018-INDP , Class B, 3.91%,
07/10/35
(a)
................ 528 512,773
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.25%
Floor + 2.49%), 7.66%, 07/05/33 438 340,822
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.91%, 04/15/38 ... 1,975 1,965,125
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 8.41%, 04/15/38 ... 866 857,881
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.28%, 09/15/39 ... 429 429,008
Series 2022-OPO, Class C, 3.56%,
01/05/39 ............... 700 570,500
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 8.27%, 06/15/39
(a)(b)
.... 540 540,205
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 9.53%, 06/15/26
(a)(b)
239 238,326
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. CME Term SOFR at
2.75% Floor + 2.86%), 7.96%,
10/15/38
(a)(b)
............... 344 343,847
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 691 704,413
Security
Par (000)
Par (000) Value
United States (continued)
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 7.31%, 04/15/38 ... USD 2,137 $ 2,125,187
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 7.81%, 04/15/38 ... 245 243,142
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 7.96%, 07/15/38
(a)(b)
.... 870 862,621
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 552 503,837
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 8.56%, 07/15/38
(a)(b)
.... 204 132,974
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 5.94%, 11/15/38 ... 368 366,560
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 7.84%, 11/15/38 ... 2,082 2,067,307
Series 2021-MFP2, Class F, (1-mo .
CME Term SOFR at 2.62% Floor
+ 2.73%), 7.83%, 11/15/36 ... 1,014 1,005,371
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR
at 1.92% Floor + 2.04%), 7.14%,
07/15/36
(a)(b)
............... 724 716,338
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 321 293,569
VNDO Trust, Series 2016-350P, C lass
D, 4.03%, 01/10/35
(a)(b)
........ 583 552,428
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 886 874,157
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 590 531,956
Series 2024-1CHI, Class A, 5.48%,
07/15/35
(a)
.............. 669 673,770
81,961,809
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.37%,
02/15/54 ................. 14,042 773,519
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.82%,
12/12/53
(a)
................ 1,464 111,437
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.92%,
07/15/53 ............... 7,852 637,843

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-C59, Class XA, 1.64%,
04/15/54 ............... USD 6,333 $ 441,427
1,964,226
Total Non-Agency Mortgage-Backed Securities — 2.4%
(Cost: $113,443,358) ............................. 107,298,474
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(e)(h)(u)
............. 7,220 5,901,234
Total Other Interests — 0.1%
(Cost: $7,284,549) ................................ 5,901,234
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
(b)(r)
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15% 202 193,951
USB Capital IX , (3-mo. CME Term
SOFR at 3.50% Floor + 1.28%),
6.58% ................... 900 756,162
950,113
Total Capital Trusts — 0.0%
(Cost: $1,007,491) .............................. 950,113
Shares
Shares
Preferred Stocks — 2.3%
Brazil — 0.2%
Cia Energetica de Minas Gerais
(Preference) ............... 751,512 1,579,531
Gerdau SA (Preference) ......... 110,411 387,919
Neon Payments Ltd.
(e)(h)
......... 10,763 4,390,873
Petroleo Brasileiro SA (Preference) .. 190,555 1,262,042
7,620,365
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $9,000,423)
(e)(h)(j)
.. 82,140 13,967,086
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 15,290 1,437,258
Volocopter GmbH, (Acquired 03/03/21 ,
cost $7,547,351)
(e)(h)(j)
......... 1,420 38,584
1,475,842
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$4,447,311)
(e)(h)(j)
............ 1,380 —
Security
Shares
Shares Value
Israel — 0.1%
(e)(h)(j)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$3,888,688) ............... 639,810 $ 2,859,951
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$2,474,803) ............... 351,019 1,804,237
4,664,188
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(e)
(h)(j)
...................... 6,817 —
United Kingdom — 0.1%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$6,197,921)
(e)(h)(j)
............ 163,645 3,430,552
United States — 1.6%
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$2,232,275)
(e)(h)(j)
............ 4,133 742,576
Bright Machinery Manufacturing Group,
Inc., Series C-1
(e)(h)
........... 496,892 1,202,479
Bright Machines, Inc., Series C
(e)(h)
.. 238,542 811,043
Caresyntax, Inc., Series C-2
(e)(h)
.... 16,777 1,648,005
Caresyntax, Inc., Series C-3
(e)(h)
.... 2,170 181,303
Coreweave, Inc., 10.00%
(e)(h)
...... 2,520,000 3,099,600
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,010)
(e)(h)(j)
.. 211,650 17,209,262
Databricks, Inc., Series G, (Acquired
08/01/22, cost $3,419,476)
(e)(h)(j)
.. 57,837 4,702,726
Davidson Homes, Inc.
(e)(h)
........ 4,221 3,952,629
Dream Finders Homes, Inc.
(Preference), 9.00%
(e)
......... 8,429 8,281,493
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $2,122,371)
(e)(h)(j)
.. 362,303 713,737
GM Cruise Holdings LLC, Series G,
Class G, (Acquired 03/25/21, cost
$2,563,091)
(e)(h) (j)
............ 97,271 749,959
Insightful Corp., Series D
(e)(h)
...... 1,558,289 505,197
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $3,136,443)
(e)(h)(j)
.. 1,719,824 3,474,045
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $677,436)
(e)(h)(j)
... 113,119 228,500
Lessen Holdings, Inc., Series B
(e)(h)
.. 252,164 1,094,392
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $2,878,751)
(e)(h)(j)
.. 336,696 2,323,202
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $596,540)
(e)(h)(j)
... 29,827 310,201
Lookout, Inc., Series F, (Acquired
10/22/14, cost $7,673,753)
(e)(h)(j)
.. 671,775 1,256,219
MNTN Digital, Series D, (Acquired
11/05/21, cost $1,673,918)
(e)(h)(j)
.. 72,889 1,075,842
Mythic AI, Inc., Series C , (Acquired
01/26/21, cost $1,646,873)
(e)(h)(j)
.. 2,397 —
Noodle Partners, Inc., Series
C, (Acquired 08/26/21, cost
$2,167,122)
(e)(h)(j)
............ 242,823 568,206
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(e)(h)(j)
.. 51,690 1,517,101
RapidSOS, Inc., Series C-1
(e)(h)
..... 1,308,937 1,269,669
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$2,333,656)
(e)(h)(j)
............ 102,196 2,177,797

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,750)
(e)(h) (j)
............ 58,878 $ 2,568,847
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$1,780,353)
(e)(h)(j)
............ 18,737 976,947
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $839,659)
(e)(h)(j)
... 55,904 359,463
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(e)(h)(j)
............ 360,289 1,088,073
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$292,552)
(e)(h)(j)
.............. 44,138 138,593
Verge Genomics, Series B, (Acquired
11/ 05/21, cost $2,013,552)
(e)(h)(j)
.. 378,004 2,453,246
Verge Genomics, Series C, (Acquired
09/06/23, cost $321,734)
(e)(h)(j)
... 44,740 323,470
Wells Fargo & Co., Series L, 7.50%
(q)(r)
1,367 1,752,767
Zero Mass Water, Inc., Series
C-1 , (Acquired 05/07/20, cost
$2,397,628)
(e)(h)(j)
............ 152,099 1,478,402
Zero Mass Water, Inc., Series D,
(Acquired 07/05/22, cost $449,221)
(e)
(h)(j)
...................... 10,967 190,716
Zero Mass Water, Inc., Series D-2,
(Acquired 05/16/24, cost $0)
(e)(h)(j)
. 7,793 52,213
Zero Mass Water, Inc., Series
D-3, (Acquired 05/15/24, cost
$1,080,539)
(e)(h)(j)
............ 11,384 175,997
70,653,917
Total Preferred Stocks — 2.3%
(Cost: $120,131,750) ............................. 101,811,950
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 11.89%, 10/30/40
(b)
110,488 3,300,276
Total Trust Preferreds — 0.1%
(Cost: $3,055,236) .............................. 3,300,276
Total Preferred Securities — 2.4%
(Cost: $124,194,477) ............................. 106,062,339
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.47% ,  12/25/29 ........ USD 2,207 104,584
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 14,819 404,249
508,833
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 1.4%
Uniform Mortgage-Backed Securities,
3.50%, 10/25/54
(v)
........... USD 66,450 $ 61,875,838
Total U.S. Government Sponsored Agency Securities
—
1.4%
(Cost: $63,006,705) .............................. 62,384,671
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes ,
2.13%, 04/15/29 ............ 21,539 22,136,288
U.S. Treasury Notes
4.25%,  12/31/24
(k) (l)
.......... 19,545 19,522,407
4.00%, 12/15/25
(k)(w)(x)
......... 32,462 32,513,990
4.63%, 09/30/28 ............ 16,622 17,267,401
Total U.S. Treasury Obligations — 2.0%
(Cost: $90,131,023) .............................. 91,440,086
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(h)
.................. 21,152 6,028
Israel — 0.0%
(h)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(e)(j)
......... 24,748 2,722
Innovid Corp., Class A (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50) ............ 10,869 437
3,159
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(e)(h)
(j)
....................... 197,161 311,042
United States — 0.1%
(h)
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(e)
.......... 42,220 —
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(e)
.......... 90,780 3,495
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8. 47)
(e)
........... 29,296 321,963
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 38,021 12,258
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Pri ce USD 11.50) ............ 28,141 560

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(e)
....... 1,614,659 $ 197,150
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26 , Strike Price USD
11.50)
(e)
.................. 28,921 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 76,842 8
New York Community Bancorp, Inc.,
(Acquired 03/11/24, cost $0) (Issued/
Exercis able 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(j)
............ 441 1,070,056
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 150
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 30,984 930
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 59,602 1,788
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(e)
................... 725,761 696,731
Sonder Holdings, Inc. (Issued/
Exercisable 06/10/24, 1 Share for
1 Warrant, Expires 12/10/26 , Strike
Price USD 36.00)
(e)
.......... 13,792 64,684
Volato Group, Inc., (Acquired 12/03/23,
cost $51,838) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(j)
.................. 51,838 938
2,370,711
Total Warrants — 0.1%
(Cost: $613,945) ................................ 2,690,940
Total Long-Term Investments — 93.8%
(Cost: $3,920,155,152) ........................... 4,243,675,024
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.0%
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills,
24.76%
,
02/18/25
(y)
.......... EGP 71,725 1,339,336
Total Foreign Government Obligations — 0.0%
(Cost: $1,392,234) .............................. 1,339,336
Security
Shares
Shares Value
Money Market Funds — 7.0%
(g)(z)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 5.05%
(aa)
.... 97,257,438 $ 97,335,244
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.83% ...... 220,247,618 220,247,618
Total Money Market Funds — 7.0%
(Cost: $ 317,580,960) ............................. 317,582,862
Total Short-Term Securities — 7.0%
(Cost: $318,973,194) ............................. 318,922,198
Total Options Purchased — 0.7%
(Cost: $27,945,436 ) .............................. 27,960,890
Total Investments Before Options Written and Investments Sold
Short — 101.5%
(Cost: $4,267,073,782) ........................... 4,590,558,112
Total Options Written — (0.3)%
(Premiums Received — $(14,620,440)) ................ (14,093,420)
Investments Sold Short
Investment Companies
iShares iBoxx $ High Yield Corporate
Bond ETF
(g)
............... (48,445) (3,890,133)
Total Investment Companies
— (0.1)%
(Proceeds: $(3,739,109)) .......................... (3,890,133)
Total Investments Sold Short — (0.1)%
(Proceeds: $(3,739,109) ) .......................... (3,890,133)
Total Investments Net of Options Written and Investments Sold
Short — 101.1%
(Cost: $4,248,714,233) ........................... 4,572,574,559
Liabilities in Excess of Other Assets — (1.1)% ............ (49,927,725)
Net Assets — 100.0% .............................. $ 4,522,646,834

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Zero-coupon bond.
(g)
Affiliate of the Fund.
(h)
Non-income producing security.
(i)
All or a portion of this security is on loan.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $111,459,882, representing 2.46% of its net assets as of period end, and an original cost of $129,932,127.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
All or a portion of the security is held by a wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
Rounds to less than 1,000.
(o)
Issuer filed for bankruptcy and/or is in default.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
Convertible security.
(r)
Perpetual security with no stated maturity date.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(u)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(v)
Represents or includes a TBA transaction.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(y)
Rates are discount rates or a range of discount rates as of period end.
(z)
Annualized 7-day yield as of period end.
(aa)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Par/Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 97,288,720
(a)
$ — $ 44,622 $ 1,902 $ 97,335,244 97,257,438 $ 248,540
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 343,903,917 — (123,656,299)
(a)
— — 220,247,618 220,247,618 10,435,642 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 92,083,676 — (92,069,390)
(a)
(14,936) 650 — — — —
Bio City Development Co. BV,
8.00%, 07/06/24
(c)
...... 909,500 — (877,387) (20,522,613) 20,490,500 — — — —
iShares 0-5 Year TIPS Bond
ETF ................ 4,461,690 — — — 123,547 4,585,237 45,255 90,502 —
iShares Biotechnology ETF .. — 4,578,700 — — 80,500 4,659,200 32,000 6,415 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 16,386,582 — — 238,039 16,624,621 441,557 31,049 —
iShares Core S&P Small-Cap
ETF ................ — 2,297,194 — — 13,819 2,311,013 19,759 10,172 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 3,144,736 — (3,206,030) 104,495 (43,201) — — 90,525 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 2,602,779 — — — 132,096 2,734,875 29,225 87,156 —
iShares Latin America 40 ETF 2,527,493 — (854,251) (15,568) (305,561) 1,352,113 52,185 57,575 —
iShares MSCI Brazil ETF ... 3,445,343 — (1,111,842) (484,707) (105,021) 1,743,773 59,131 90,111 —
iShares MSCI Emerging
Markets ETF .......... 511,069 — — — 71,812 582,881 12,710 3,684 —
iShares Russell Mid-Cap
Growth ETF .......... 1,260,623 — (638,799) 63,445 22,459 707,728 6,034 3,692 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ....... 2 1,300,404 — — (1,300,405) 1 14,448,961 1 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 9,890,344 3,164 — — (7,673,589) 2,219,919 16,144,865 1 —
Quintis HoldCo Pty. Ltd. .... 52 — — — 1 53 7,642,509 — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... — 24,777,518 (28,545,724) 29,097 (151,024) (3,890,133) (48,445) 80,324 —
$ (20,796,165) $ 11,596,524 $ 351,214,143 $ 11,235,389 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 197 10/31/24 $ 10,237 $ (63,421)
Euro-Bobl ............................................................... 1,768 12/06/24 236,264 2,081,771
Euro-BTP ............................................................... 73 12/06/24 9,871 198,936
Euro-Bund .............................................................. 1,031 12/06/24 154,842 1,312,980
Euro-OAT ............................................................... 189 12/06/24 26,685 139,352
Euro-Schatz ............................................................. 202 12/06/24 24,099 120,917
OSE Nikkei 225 Index ....................................................... 483 12/12/24 128,652 7,726,236
Australia 10-Year Bond ...................................................... 1,105 12/16/24 88,920 (962,663)
U.S. Treasury Long Bond ..................................................... 289 12/19/24 35,935 (128,487)
EURO STOXX Banks ....................................................... 499 12/20/24 4,025 36,762
MSCI Emerging Markets Index ................................................. 91 12/20/24 5,336 303,682
Russell 2000 E-Mini Index .................................................... 263 12/20/24 29,577 458,630
Long Gilt ................................................................ 183 12/27/24 24,082 (156,572)
U.S. Treasury 5-Year Note .................................................... 8,541 12/31/24 939,110 (1,091,583)
9,976,540
Short Contracts
Euro-Buxl ............................................................... 21 12/06/24 3,186 (25,519)
Japan 10-Year Bond ........................................................ 18 12/13/24 18,116 (56,280)
S&P/TSX 60 Index ......................................................... 26 12/19/24 5,554 (56,081)
U.S. Treasury 10-Year Note ................................................... 364 12/19/24 41,633 30,191
U.S. Treasury 10-Year Ultra Note ............................................... 3,608 12/19/24 427,379 (782,259)
U.S. Treasury Ultra Bond ..................................................... 254 12/19/24 33,853 89,215
EURO STOXX 50 Index ..................................................... 190 12/20/24 10,655 (330,044)
FTSE 100 Index ........................................................... 49 12/20/24 5,442 32,828
Nasdaq-100 E-Mini Index ..................................................... 302 12/20/24 122,378 (3,436,646)
S&P 500 E-Mini Index ....................................................... 539 12/20/24 156,694 (2,151,846)
U.S. Treasury 2-Year Note .................................................... 9,375 12/31/24 1,952,563 (4,300,977)
(10,987,418)
$ (1,010,878)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 7,233,288 USD 1,304,000 Barclays Bank plc 10/02/24 $ 23,769
BRL 7,414,245 USD 1,314,000 Citibank NA 10/02/24 46,986
BRL 7,457,496 USD 1,330,000 Goldman Sachs International 10/02/24 38,926
BRL 37,560,441 USD 6,561,807 JPMorgan Chase Bank NA 10/02/24 332,927
USD 8,614,693 BRL 44,882,550 JPMorgan Chase Bank NA 10/02/24 375,886
TRY 46,124,578 USD 1,309,000 Barclays Bank plc 10/07/24 33,078
EUR 834,308 USD 913,527 State Street Bank and Trust Co. 10/17/24 15,792
EUR 85,260 USD 93,418 Wells Fargo Bank NA 10/17/24 1,552
TRY 33,870,445 USD 961,000 Barclays Bank plc 10/23/24 6,859
TRY 49,374,330 USD 1,317,000 Citibank NA 10/23/24 93,888
TRY 92,161,303 USD 2,531,000 Goldman Sachs International 10/23/24 102,540
TRY 109,721,009 USD 2,959,833 UBS AG 10/23/24 175,482
USD 1,590,816 COP 6,688,826,000 Morgan Stanley & Co. International plc 10/23/24 5,223
USD 2,787,696 COP 11,667,900,000 Societe Generale SA 10/23/24 21,809
AUD 913,000 USD 628,473 BNP Paribas SA 10/24/24 2,968
AUD 234,000 USD 159,969 JPMorgan Chase Bank NA 10/24/24 1,868
AUD 1,014,000 USD 686,354 UBS AG 10/24/24 14,940
BRL 76,487,452 USD 13,890,898 Citibank NA 10/24/24 111,417
BRL 30,678,227 USD 5,572,000 Goldman Sachs International 10/24/24 44,166
CLP 628,960,080 USD 677,000 Bank of America NA 10/24/24 22,258
CLP 1,216,643,840 USD 1,312,000 Barclays Bank plc 10/24/24 40,627

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 1,900,058,388 USD 2,053,429 Morgan Stanley & Co. International plc 10/24/24 $ 58,997
CNY 36,635,913 USD 5,188,000 Bank of America NA 10/24/24 50,840
CNY 17,575,049 USD 2,502,000 Citibank NA 10/24/24 11,186
CNY 7,333,114 USD 1,042,000 UBS AG 10/24/24 6,616
EUR 179,000 USD 199,287 HSBC Bank plc 10/24/24 164
EUR 614,246 USD 684,257 State Street Bank and Trust Co. 10/24/24 169
GBP 741,114 USD 979,043 Barclays Bank plc 10/24/24 11,779
GBP 174,000 USD 231,597 JPMorgan Chase Bank NA 10/24/24 1,030
IDR 69,238,128,000 USD 4,503,000 Citibank NA 10/24/24 49,684
INR 103,089,468 USD 1,228,821 Goldman Sachs International 10/24/24 182
JPY 186,750,715 USD 1,303,000 Bank of America NA 10/24/24 724
KRW 863,083,000 USD 650,000 BNP Paribas SA 10/24/24 5,050
KRW 1,738,254,900 USD 1,311,000 Citibank NA 10/24/24 8,275
MYR 44,673,756 USD 10,559,353 Barclays Bank plc 10/24/24 267,682
NOK 6,642,603 USD 629,000 JPMorgan Chase Bank NA 10/24/24 613
NOK 14,084,328 USD 1,329,000 Morgan Stanley & Co. International plc 10/24/24 5,969
PEN 13,834,829 USD 3,677,189 BNP Paribas SA 10/24/24 53,557
RON 1,078,607 USD 241,000 UBS AG 10/24/24 238
SGD 1,701,924 USD 1,316,000 Barclays Bank plc 10/24/24 9,791
SGD 340,423 USD 264,000 Natwest Markets plc 10/24/24 1,188
THB 40,778,965 USD 1,257,000 Citibank NA 10/24/24 12,363
THB 224,209,301 USD 6,726,145 HSBC Bank plc 10/24/24 253,019
THB 44,221,363 USD 1,344,000 Societe Generale SA 10/24/24 32,518
TWD 58,114,624 USD 1,834,600 Citibank NA 10/24/24 4,091
TWD 11,806,635 USD 369,000 HSBC Bank plc 10/24/24 4,551
USD 1,315,000 BRL 7,161,490 Citibank NA 10/24/24 3,969
USD 1,251,000 IDR 19,012,635,450 Citibank NA 10/24/24 843
USD 2,835,210 MXN 55,205,984 Goldman Sachs International 10/24/24 41,517
USD 8,403,716 MXN 147,770,637 State Street Bank and Trust Co. 10/24/24 925,799
USD 12,255,712 PLN 47,026,662 HSBC Bank plc 10/24/24 43,929
USD 63,505 PLN 243,334 Natwest Markets plc 10/24/24 317
USD 1,257,000 ZAR 21,739,124 UBS AG 10/24/24 1,247
ZAR 31,722,842 USD 1,822,000 Morgan Stanley & Co. International plc 10/24/24 10,459
ZAR 45,785,550 USD 2,603,000 UBS AG 10/24/24 41,786
TRY 45,380,000 USD 1,286,464 Barclays Bank plc 10/25/24 7,281
TRY 25,893,008 USD 698,000 Barclays Bank plc 10/28/24 37,616
TRY 52,296,825 USD 1,403,000 Citibank NA 10/28/24 82,744
TRY 47,400,143 USD 1,303,000 UBS AG 11/12/24 21,409
TRY 66,250,936 USD 1,817,000 Citibank NA 11/18/24 21,964
USD 12,695,455 COP 53,303,138,013 Citibank NA 11/20/24 104,508
USD 1,340,044 COP 5,580,614,791 JPMorgan Chase Bank NA 11/20/24 21,825
USD 6,704,384 CZK 150,302,434 Bank of America NA 11/20/24 61,892
USD 736,314 CZK 16,594,624 BNP Paribas SA 11/20/24 2,928
USD 1,354,984 HUF 478,546,434 Canadian Imperial Bank of Commerce 11/20/24 16,739
USD 171,174 HUF 60,840,107 Nomura International plc 11/20/24 1,036
USD 1,265,596 IDR 19,253,509,599 Deutsche Bank AG 11/20/24 486
USD 5,478,686 IDR 83,245,900,330 Morgan Stanley & Co. International plc 11/20/24 8,764
USD 7,220,374 MXN 140,845,392 JPMorgan Chase Bank NA 11/20/24 122,958
USD 1,265,542 MXN 24,775,503 Goldman Sachs International 11/20/24 17,066
USD 1,074,930 PLN 4,136,047 Morgan Stanley & Co. International plc 11/20/24 1,668
USD 6,694,108 PLN 25,682,509 Natwest Markets plc 11/20/24 29,760
USD 1,338,564 BRL 7,322,109 BNP Paribas SA 11/21/24 2,393
TRY 19,269,719 USD 481,281 Barclays Bank plc 12/04/24 44,280
TRY 44,749,281 USD 1,150,847 Goldman Sachs International 12/04/24 69,644
TRY 27,061,000 USD 632,671 BNP Paribas SA 12/06/24 103,834
TRY 99,151,000 USD 2,387,167 UBS AG 12/06/24 311,375
AUD 93,460,743 USD 62,319,287 Bank of New York Mellon 12/18/24 2,346,357
BRL 89,242,328 EUR 14,093,861 Goldman Sachs International 12/18/24 493,358
BRL 22,000,000 USD 3,843,806 UBS AG 12/18/24 157,695
CAD 66,450,279 USD 48,974,463 Natwest Markets plc 12/18/24 258,369
CNY 294,253,422 USD 41,643,859 BNP Paribas SA 12/18/24 617,681
DKK 113,725,781 USD 16,887,523 Citibank NA 12/18/24 163,976
EUR 20,276,509 CHF 18,797,581 UBS AG 12/18/24 237,972

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 42,164,899 USD 46,666,306 Royal Bank of Canada 12/18/24 $ 419,221
GBP 7,180,488 EUR 8,488,952 Bank of America NA 12/18/24 118,653
HUF 1,668,498,599 USD 4,612,569 BNP Paribas SA 12/18/24 49,602
JPY 3,187,352,886 USD 22,380,000 Citibank NA 12/18/24 36,251
JPY 636,637,404 USD 4,463,721 JPMorgan Chase Bank NA 12/18/24 13,670
KRW 27,641,010,030 USD 20,674,987 HSBC Bank plc 12/18/24 366,345
MXN 316,716,732 EUR 14,042,379 JPMorgan Chase Bank NA 12/18/24 210,281
MXN 202,792,532 USD 9,953,904 Morgan Stanley & Co. International plc 12/18/24 221,300
NOK 235,977,513 CHF 18,246,902 Barclays Bank plc 12/18/24 622,176
NZD 3,796,841 USD 2,337,199 Morgan Stanley & Co. International plc 12/18/24 75,242
PLN 28,615,906 USD 7,349,618 Citibank NA 12/18/24 67,046
SEK 150,812,332 USD 14,610,440 Natwest Markets plc 12/18/24 297,074
SGD 11,263,938 USD 8,676,742 Royal Bank of Canada 12/18/24 121,394
TWD 479,857,712 USD 15,082,751 Morgan Stanley & Co. International plc 12/18/24 221,420
USD 4,482,863 EUR 4,009,810 JPMorgan Chase Bank NA 12/18/24 5,110
USD 4,470,406 GBP 3,343,486 JPMorgan Chase Bank NA 12/18/24 1,120
USD 4,290,089 MXN 85,291,259 Citibank NA 12/18/24 10,563
ZAR 190,682,163 EUR 9,522,933 Citibank NA 12/18/24 329,284
ZAR 133,745,884 USD 7,397,790 State Street Bank and Trust Co. 12/18/24 292,118
12,278,551
BRL 7,322,109 USD 1,346,001 BNP Paribas SA 10/02/24 (1,928)
USD 3,948,000 BRL 21,546,842 Goldman Sachs International 10/02/24 (7,218)
USD 1,232,167 TRY 43,629,791 Barclays Bank plc 10/07/24 (37,320)
USD 1,966,000 TRY 68,375,042 HSBC Bank plc 10/07/24 (23,495)
USD 340,480 EUR 310,719 Deutsche Bank AG 10/17/24 (5,624)
USD 2,134,427 EUR 1,947,995 UBS AG 10/17/24 (35,407)
COP 31,961,000,000 USD 7,683,197 BNP Paribas SA 10/23/24 (106,811)
USD 9,215,781 COP 39,332,491,316 Morgan Stanley & Co. International plc 10/23/24 (108,025)
USD 2,625,000 TRY 94,641,487 Barclays Bank plc 10/23/24 (79,413)
USD 2,967,769 TRY 111,261,664 Citibank NA 10/23/24 (211,571)
USD 1,992,000 TRY 72,160,200 UBS AG 10/23/24 (70,002)
CNY 4,391,301 USD 629,000 JPMorgan Chase Bank NA 10/24/24 (1,055)
COP 13,918,388,939 USD 3,302,477 BNP Paribas SA 10/24/24 (3,582)
COP 2,382,666,000 USD 572,000 Deutsche Bank AG 10/24/24 (7,268)
CZK 15,105,016 USD 670,000 BNP Paribas SA 10/24/24 (2,785)
CZK 84,365,962 USD 3,761,532 UBS AG 10/24/24 (34,941)
EUR 198,000 GBP 165,633 Goldman Sachs International 10/24/24 (819)
EUR 839,668 GBP 708,010 Standard Chartered Bank 10/24/24 (10,960)
EUR 2,940,000 USD 3,284,290 HSBC Bank plc 10/24/24 (8,384)
HUF 296,809,260 USD 836,000 BNP Paribas SA 10/24/24 (5,153)
HUF 14,801,964 USD 41,667 UBS AG 10/24/24 (232)
IDR 33,225,110,000 USD 2,185,000 Citibank NA 10/24/24 (316)
INR 19,995,027 USD 239,000 Royal Bank of Canada 10/24/24 (625)
JPY 37,739,605 USD 264,000 HSBC Bank plc 10/24/24 (536)
KRW 823,694,780 USD 631,000 Morgan Stanley & Co. International plc 10/24/24 (5,844)
MXN 124,143,542 USD 6,524,212 Goldman Sachs International 10/24/24 (241,942)
MXN 36,364,492 USD 1,867,000 HSBC Bank plc 10/24/24 (26,779)
MXN 47,384,962 USD 2,490,104 UBS AG 10/24/24 (92,193)
NOK 2,700,284 USD 257,000 Toronto Dominion Bank 10/24/24 (1,056)
PLN 321,243 EUR 75,000 Goldman Sachs International 10/24/24 (149)
PLN 5,299,843 EUR 1,238,000 State Street Bank and Trust Co. 10/24/24 (3,194)
PLN 3,291,787 USD 856,000 BNP Paribas SA 10/24/24 (1,196)
RON 7,159,444 USD 1,604,379 UBS AG 10/24/24 (3,121)
USD 1,257,000 CLP 1,134,128,250 Goldman Sachs International 10/24/24 (3,889)
USD 1,567,000 JPY 225,074,007 Barclays Bank plc 10/24/24 (4,262)
USD 920,065 SEK 9,396,766 Bank of America NA 10/24/24 (6,253)
USD 180,000 SEK 1,837,657 Natwest Markets plc 10/24/24 (1,153)
USD 2,203,600 TWD 69,887,174 HSBC Bank plc 10/24/24 (7,563)
USD 675,659 ZAR 11,902,095 Canadian Imperial Bank of Commerce 10/24/24 (11,861)
USD 448,927 TRY 15,857,614 Goldman Sachs International 10/25/24 (3,160)
USD 1,239,521 TRY 43,982,220 HSBC Bank plc 10/25/24 (14,374)
USD 2,563,000 TRY 90,462,879 UBS AG 10/28/24 (7,035)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
HUF 1,550,663,495 USD 4,385,163 Natwest Markets plc 11/20/24 $ (48,765)
MXN 120,364,825 USD 6,169,031 UBS AG 11/20/24 (103,663)
PLN 47,368,684 USD 12,341,965 Barclays Bank plc 11/20/24 (50,277)
USD 5,483,296 PEN 20,583,229 Barclays Bank plc 11/20/24 (65,801)
USD 610,345 THB 20,046,795 Goldman Sachs International 11/20/24 (14,740)
USD 4,882,023 THB 160,618,553 HSBC Bank plc 11/20/24 (126,271)
USD 433,852 UYU 18,247,458 Citibank NA 11/20/24 (5,106)
USD 1,467,572 ZAR 25,555,424 Canadian Imperial Bank of Commerce 11/20/24 (5,277)
USD 7,219,808 ZAR 126,983,051 Goldman Sachs International 11/20/24 (98,674)
USD 18,324,689 BRL 100,783,956 Deutsche Bank AG 11/21/24 (66,813)
USD 1,087,598 BRL 6,095,226 JPMorgan Chase Bank NA 11/21/24 (24,686)
USD 1,615,010 TRY 64,019,000 UBS AG 12/04/24 (131,038)
USD 3,209,713 TRY 126,212,000 Barclays Bank plc 12/06/24 (225,335)
USD 1,145,315 PEN 4,368,003 Goldman Sachs International 12/11/24 (32,134)
CHF 87,333,009 USD 104,297,523 Barclays Bank plc 12/18/24 (205,487)
CNY 46,292,645 USD 6,680,286 JPMorgan Chase Bank NA 12/18/24 (31,600)
JPY 4,202,204,176 EUR 27,022,198 State Street Bank and Trust Co. 12/18/24 (622,106)
JPY 24,594,412,631 USD 175,143,441 Barclays Bank plc 12/18/24 (2,174,036)
JPY 3,158,549,310 USD 22,260,000 State Street Bank and Trust Co. 12/18/24 (46,321)
MXN 88,767,788 USD 4,463,721 Morgan Stanley & Co. International plc 12/18/24 (9,758)
USD 2,279,837 BRL 13,048,631 UBS AG 12/18/24 (93,532)
USD 8,869,905 EUR 8,013,022 Bank of America NA 12/18/24 (78,234)
USD 4,408,672 EUR 3,975,111 Morgan Stanley & Co. International plc 12/18/24 (30,333)
USD 58,327,271 GBP 44,570,552 Deutsche Bank AG 12/18/24 (1,250,834)
USD 40,877,541 HKD 317,700,246 Citibank NA 12/18/24 (32,857)
USD 3,011 IDR 46,738,348 JPMorgan Chase Bank NA 12/18/24 (57)
USD 775,122 INR 65,346,269 Citibank NA 12/18/24 (1,728)
USD 17,448,059 NOK 188,909,814 Morgan Stanley & Co. International plc 12/18/24 (460,554)
COP 11,667,900,000 USD 2,933,107 Citibank NA 02/21/25 (210,298)
COP 16,156,905,000 USD 3,895,107 HSBC Bank plc 02/24/25 (126,299)
(7,571,108)
$ 4,707,443
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 11/27/24 SGD 1.32 SGD 1.32 USD 317 $ 25,043
USD Currency ............... One-Touch HSBC Bank plc 12/09/24 CNH 7.65 CNH 7.65 USD 199 1,264
26,307
Put
EUR Currency ............... Down and Out
Goldman Sachs
International 10/07/24 USD 1.07 USD 1.01 EUR 9,659 51
USD Currency ............... Down and Out UBS AG 10/30/24 TRY 35.50 TRY 34.00 USD 2,432 31,873
EUR Currency ............... One-Touch HSBC Bank plc 11/04/24 USD 1.06 USD 1.06 EUR 361 4,401
EUR Currency ............... One-Touch Bank of America NA 11/12/24 USD 1.05 USD 1.05 EUR 92 1,004
EUR Currency ............... One-Touch Bank of America NA 11/19/24 USD 1.05 USD 1.05 EUR 92 1,570
EUR Currency ............... One-Touch Barclays Bank plc 12/09/24 USD 1.04 USD 1.04 EUR 185 3,473
USD Currency ............... One-Touch UBS AG 12/12/24 TRY 35.25 TRY 35.25 USD 133 24,734
67,106
$ 93,413
$ –

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
NVIDIA Corp. .............................. 1,039 10/11/24 USD 125.00 USD 12,618 $ 235,334
CBOE Volatility Index ......................... 259 10/16/24 USD 25.00 USD 433 13,986
Alphabet, Inc. .............................. 188 10/18/24 USD 170.00 USD 3,143 46,154
Amazon.com, Inc. ........................... 389 10/18/24 USD 185.00 USD 7,248 210,060
Amazon.com, Inc. ........................... 587 10/18/24 USD 180.00 USD 10,938 515,093
Apple, Inc. ................................ 324 10/18/24 USD 225.00 USD 7,549 329,670
Apple, Inc. ................................ 438 10/18/24 USD 230.00 USD 10,205 282,510
Apple, Inc. ................................ 1,167 10/18/24 USD 235.00 USD 27,191 420,120
Broadcom, Inc. ............................. 172 10/18/24 USD 180.00 USD 2,967 53,491
ConocoPhillips ............................. 1,158 10/18/24 USD 115.00 USD 12,191 23,739
Informatica, Inc. ............................ 128 10/18/24 USD 30.00 USD 324 1,600
JPMorgan Chase & Co. ....................... 262 10/18/24 USD 230.00 USD 5,525 6,288
JPMorgan Chase & Co. ....................... 522 10/18/24 USD 220.00 USD 11,007 74,385
LVMH Moet Hennessy Louis Vuitton SE ............ 104 10/18/24 EUR 690.00 EUR 7,160 579
Microsoft Corp. ............................. 194 10/18/24 USD 440.00 USD 8,348 73,720
NVIDIA Corp. .............................. 520 10/18/24 USD 115.00 USD 6,315 461,500
Sabre Corp. ............................... 204 10/18/24 USD 4.50 USD 75 510
Shell plc .................................. 869 10/18/24 EUR 32.00 EUR 2,569 1,935
SPDR Gold Shares
(a)
......................... 1,355 10/18/24 USD 245.00 USD 32,935 400,403
SPDR S&P 500 ETF Trust ...................... 1,752 10/18/24 USD 575.00 USD 100,523 1,132,668
SPDR S&P Oil & Gas Exploration & Production ETF .... 205 10/18/24 USD 150.00 USD 2,696 2,665
Taiwan Semiconductor Manufacturing Co. Ltd. ........ 195 10/18/24 USD 175.00 USD 3,387 137,475
Tesla, Inc. ................................. 523 10/18/24 USD 275.00 USD 13,683 649,828
Walmart, Inc. .............................. 741 10/18/24 USD 80.00 USD 5,984 140,049
Walt Disney Co. (The) ........................ 515 10/18/24 USD 110.00 USD 4,954 3,862
Western Digital Corp. ......................... 260 10/18/24 USD 75.00 USD 1,776 9,620
Apple, Inc. ................................ 1,175 10/25/24 USD 240.00 USD 27,378 286,113
SPDR Gold Shares
(a)
......................... 1,055 10/25/24 USD 240.00 USD 25,643 667,288
SPDR S&P 500 ETF Trust ...................... 2,640 10/25/24 USD 580.00 USD 151,473 1,342,440
U.S. Treasury 10-Year Note ..................... 26 10/25/24 USD 116.50 USD 2,600 2,438
U.S. Treasury 30-Year Bond .................... 20 10/25/24 USD 126.50 USD 2,000 9,375
U.S. Treasury 5-Year Note ..................... 36 10/25/24 USD 111.25 USD 3,600 3,375
SPDR S&P 500 ETF Trust ...................... 785 11/01/24 USD 580.00 USD 45,040 511,820
Apple, Inc. ................................ 1,091 11/15/24 USD 225.00 USD 25,420 1,543,765
Boston Scientific Corp. ........................ 716 11/15/24 USD 85.00 USD 6,000 189,740
DR Horton, Inc. ............................. 391 11/15/24 USD 200.00 USD 7,459 246,330
Edwards Lifesciences Corp. .................... 518 11/15/24 USD 72.50 USD 3,418 89,355
Fifth Third Bancorp .......................... 582 11/15/24 USD 43.00 USD 2,493 116,399
Freeport-McMoRan, Inc. ....................... 1,905 11/15/24 USD 55.00 USD 9,510 195,263
Hewlett Packard Enterprise Co. .................. 236 11/15/24 USD 22.00 USD 483 12,389
Home Depot, Inc. (The) ....................... 87 11/15/24 USD 390.00 USD 3,525 212,063
Humana, Inc. .............................. 110 11/15/24 USD 395.00 USD 3,484 42,900
JPMorgan Chase & Co. ....................... 349 11/15/24 USD 215.00 USD 7,359 205,910
Mastercard, Inc. ............................ 97 11/15/24 USD 510.00 USD 4,790 87,785
Meta Platforms, Inc. .......................... 327 11/15/24 USD 590.00 USD 18,719 884,535
Micron Technology, Inc. ....................... 1,307 11/15/24 USD 115.00 USD 13,555 365,307
Oracle Corp. ............................... 389 11/15/24 USD 180.00 USD 6,629 90,637
SPDR Gold Shares
(a)
......................... 653 11/15/24 USD 255.00 USD 15,872 152,149
SPDR Gold Shares
(a)
......................... 669 11/15/24 USD 240.00 USD 16,261 555,270
SPDR Gold Shares
(a)
......................... 953 11/15/24 USD 245.00 USD 23,164 540,828
SPDR Gold Shares
(a)
......................... 1,122 11/15/24 USD 250.00 USD 27,271 406,725
Trane Technologies plc ........................ 233 11/15/24 USD 400.00 USD 9,057 286,590
Uniti Group, Inc. ............................ 195 11/15/24 USD 6.00 USD 110 8,774
Uniti Group, Inc. ............................ 201 11/15/24 USD 7.00 USD 113 3,518
Walmart, Inc. .............................. 1,483 11/15/24 USD 80.00 USD 11,975 448,608
Western Digital Corp. ......................... 141 11/15/24 USD 82.50 USD 963 9,941
Bank of America Corp. ........................ 440 12/20/24 USD 41.00 USD 1,746 63,360
Capital One Financial Corp. ..................... 235 12/20/24 USD 155.00 USD 3,519 172,725
Carrier Global Corp. .......................... 1,564 12/20/24 USD 85.00 USD 12,589 437,920
Costco Wholesale Corp. ....................... 106 12/20/24 USD 940.00 USD 9,397 225,780
Home Depot, Inc. (The) ....................... 157 12/20/24 USD 400.00 USD 6,362 337,550
iShares China Large-Cap ETF ................... 2,687 12/20/24 USD 34.00 USD 8,539 345,280
Meta Platforms, Inc. .......................... 402 12/20/24 USD 600.00 USD 23,012 1,189,920

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
NVIDIA Corp. .............................. 295 12/20/24 USD 130.00 USD 3,582 $ 265,500
NVIDIA Corp. .............................. 519 12/20/24 USD 120.00 USD 6,303 692,865
Paramount Global ........................... 187 12/20/24 USD 15.00 USD 199 374
SPDR Gold Shares
(a)
......................... 1,122 12/20/24 USD 255.00 USD 27,271 460,020
Fifth Third Bancorp .......................... 787 01/17/25 USD 45.00 USD 3,372 143,627
Paramount Global ........................... 187 01/17/25 USD 15.00 USD 199 655
Sabre Corp. ............................... 328 01/17/25 USD 5.00 USD 120 5,904
Shell plc .................................. 1,372 01/17/25 USD 67.50 USD 9,048 322,419
SPDR Gold Shares
(a)
......................... 910 01/17/25 USD 255.00 USD 22,118 480,025
Uniti Group, Inc. ............................ 281 01/17/25 USD 6.00 USD 158 18,265
19,907,063
Put
Alphabet, Inc. .............................. 621 10/18/24 USD 155.00 USD 10,382 31,982
iShares iBoxx $ High Yield Corporate Bond ETF ....... 334 10/18/24 USD 77.00 USD 2,682 1,670
iShares iBoxx $ High Yield Corporate Bond ETF ....... 3,007 10/18/24 USD 78.00 USD 24,146 21,049
iShares Russell 2000 ETF ...................... 109 10/18/24 USD 210.00 USD 2,408 11,173
Merck & Co., Inc. ............................ 776 10/18/24 USD 110.00 USD 8,812 51,992
SPDR S&P 500 ETF Trust ...................... 191 10/18/24 USD 555.00 USD 10,959 39,537
SPDR S&P 500 ETF Trust ...................... 464 10/18/24 USD 545.00 USD 26,622 57,536
SPDR S&P 500 ETF Trust ...................... 972 10/18/24 USD 550.00 USD 55,769 154,548
American Airlines Group, Inc. .................... 204 11/15/24 USD 9.00 USD 229 2,754
American Airlines Group, Inc. .................... 219 11/15/24 USD 8.00 USD 246 1,205
SPDR S&P 500 ETF Trust ...................... 1,039 11/15/24 USD 560.00 USD 59,614 746,522
Intel Corp. ................................ 204 12/20/24 USD 17.00 USD 479 6,324
1,126,292
$ 21,033,355
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Morgan Stanley & Co. International plc — 10/09/24 MXN 18.30 USD 2,662 $ 190,603
USD Currency ........... Standard Chartered Bank — 10/29/24 CNH 7.05 USD 3,767 15,938
USD Currency ........... Deutsche Bank AG — 11/12/24 BRL 5.75 USD 3,916 22,913
USD Currency ........... Morgan Stanley & Co. International plc — 11/12/24 COP 4,200.00 USD 3,261 72,856
Financial Select Sector SPDR
Fund ............... JPMorgan Chase Bank NA 4,147 11/15/24 USD 47.00 USD 188 83,953
386,263
Put
S&P 500 Index .......... UBS AG 4,689 10/18/24 USD 5,400.00 USD 27,020 99,618
EUR Currency ........... JPMorgan Chase Bank NA — 11/12/24 USD 1.06 EUR 1,822 586
S&P 500 Index .......... UBS AG 1,463 11/15/24 USD 5,450.00 USD 8,431 125,259
EUR Currency ........... JPMorgan Chase Bank NA — 11/19/24 USD 1.06 EUR 1,822 943
USD Currency ........... Goldman Sachs International — 12/06/24 TRY 42.50 USD 1,223 193,397
419,803
$ 806,066

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
Markit CDX North
American Investment
Grade Index Series
42.V1 Quarterly
JPMorgan Chase Bank
NA 10/16/24 USD 55.00 USD 20,420 $ 3,697
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
Markit CDX North
American Investment
Grade Index Series
43.V1 Quarterly
Goldman Sachs
International 11/20/24 USD 62.50 USD 28,065 21,292
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly Bank of America NA 10/16/24 USD 101.50 USD 5,375 1,409
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Bank of America NA 10/16/24 USD 106.50 USD 4,335 7,370
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly
Goldman Sachs
International 10/16/24 USD 106.50 USD 5,720 5,248
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly Citibank NA 10/16/24 EUR 325.00 EUR 25,279 22,794
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly
Goldman Sachs
International 10/16/24 EUR 350.00 EUR 5,095 6,718
$ 68,528
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.66% Annual
Nomura International
plc 10/08/24 3 .66 % USD 29,663 $ 571,039
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.66% Annual
Nomura International
plc 10/08/24 3 .66 USD 19,976 592,213
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Citibank NA 10/23/24 3 .75 USD 45,443 1,729,966
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4 .00 USD 93,778 1,091,173
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.05% Annual
JPMorgan Chase
Bank NA 12/17/24 2 .05 EUR 28,328 138,300
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual
JPMorgan Chase
Bank NA 12/17/24 3 .60 USD 58,358 1,268,370
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3 .00 USD 60,733 568,315
5,959,376
Put
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1 .00 JPY 12,045,811 152
$ 5,959,528
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
NVIDIA Corp. ............................... 1,039 10/11/24 USD 140.00 USD 12,618 $ (14,026)
CBOE Volatility Index .......................... 259 10/16/24 USD 40.00 USD 433 (6,345)
Adobe, Inc. ................................. 50 10/18/24 USD 560.00 USD 2,589 (5,651)
Alphabet, Inc. ............................... 271 10/18/24 USD 175.00 USD 4,531 (27,100)
Amazon.com, Inc. ............................ 229 10/18/24 USD 205.00 USD 4,267 (5,496)
Amazon.com, Inc. ............................ 308 10/18/24 USD 200.00 USD 5,739 (18,172)
Apple, Inc. ................................. 195 10/18/24 USD 240.00 USD 4,544 (33,637)
Applied Materials, Inc. ......................... 120 10/18/24 USD 210.00 USD 2,425 (52,800)
Autodesk, Inc. ............................... 55 10/18/24 USD 285.00 USD 1,515 (11,412)
Autodesk, Inc. ............................... 83 10/18/24 USD 290.00 USD 2,286 (9,131)
Bank of America Corp. ......................... 1,115 10/18/24 USD 42.00 USD 4,424 (30,662)
Broadcom, Inc. .............................. 137 10/18/24 USD 190.00 USD 2,363 (13,290)
Charles Schwab Corp. (The) ..................... 224 10/18/24 USD 72.50 USD 1,452 (6,944)
Charles Schwab Corp. (The) ..................... 353 10/18/24 USD 70.00 USD 2,288 (23,474)
Chevron Corp. .............................. 156 10/18/24 USD 150.00 USD 2,297 (27,300)
ConocoPhillips .............................. 211 10/18/24 USD 110.00 USD 2,221 (18,357)
Costco Wholesale Corp. ........................ 22 10/18/24 USD 1,000.00 USD 1,950 (1,056)
Costco Wholesale Corp. ........................ 25 10/18/24 USD 990.00 USD 2,216 (1,312)
Danaher Corp. .............................. 79 10/18/24 USD 290.00 USD 2,196 (10,467)
Delta Air Lines, Inc. ........................... 485 10/18/24 USD 50.00 USD 2,463 (107,427)
Eli Lilly & Co. ............................... 17 10/18/24 USD 990.00 USD 1,506 (2,116)
Eli Lilly & Co. ............................... 23 10/18/24 USD 1,000.00 USD 2,038 (1,909)
Freeport-McMoRan, Inc. ........................ 399 10/18/24 USD 50.00 USD 1,992 (57,256)
Freeport-McMoRan, Inc. ........................ 513 10/18/24 USD 47.00 USD 2,561 (202,635)
Goldman Sachs Group, Inc. (The) ................. 49 10/18/24 USD 525.00 USD 2,426 (14,602)
Goldman Sachs Group, Inc. (The) ................. 51 10/18/24 USD 535.00 USD 2,525 (8,670)
Intuitive Surgical, Inc. .......................... 26 10/18/24 USD 535.00 USD 1,277 (7,800)
Intuitive Surgical, Inc. .......................... 45 10/18/24 USD 540.00 USD 2,211 (11,926)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,370 10/18/24 USD 80.00 USD 11,001 (41,100)
JPMorgan Chase & Co. ........................ 130 10/18/24 USD 225.00 USD 2,741 (8,126)
Meta Platforms, Inc. ........................... 39 10/18/24 USD 620.00 USD 2,233 (6,688)
Microsoft Corp. .............................. 209 10/18/24 USD 460.00 USD 8,993 (10,345)
Oracle Corp. ................................ 179 10/18/24 USD 175.00 USD 3,050 (25,418)
ServiceNow, Inc. ............................. 15 10/18/24 USD 1,000.00 USD 1,342 (1,087)
ServiceNow, Inc. ............................. 25 10/18/24 USD 960.00 USD 2,236 (8,687)
SPDR Gold Shares
(a)
.......................... 1,355 10/18/24 USD 265.00 USD 32,935 (13,550)
Taiwan Semiconductor Manufacturing Co. Ltd. ......... 195 10/18/24 USD 195.00 USD 3,387 (26,618)
Tesla, Inc. .................................. 523 10/18/24 USD 305.00 USD 13,683 (258,885)
Thermo Fisher Scientific, Inc. ..................... 36 10/18/24 USD 650.00 USD 2,227 (8,370)
Trane Technologies plc ......................... 60 10/18/24 USD 400.00 USD 2,332 (24,000)
UnitedHealth Group, Inc. ........................ 68 10/18/24 USD 620.00 USD 3,976 (29,070)
UnitedHealth Group, Inc. ........................ 68 10/18/24 USD 640.00 USD 3,976 (14,212)
Valero Energy Corp. ........................... 165 10/18/24 USD 145.00 USD 2,228 (15,840)
Vistra Corp. ................................ 258 10/18/24 USD 100.00 USD 3,058 (497,940)
Walt Disney Co. (The) ......................... 241 10/18/24 USD 100.00 USD 2,318 (17,352)
Wells Fargo & Co. ............................ 424 10/18/24 USD 60.00 USD 2,395 (21,836)
Western Digital Corp. .......................... 128 10/18/24 USD 82.50 USD 874 (1,025)
Apple, Inc. ................................. 1,175 10/25/24 USD 260.00 USD 27,378 (16,450)
SPDR Gold Shares
(a)
.......................... 1,055 10/25/24 USD 255.00 USD 25,643 (96,532)
U.S. Treasury 30-Year Bond ..................... 20 10/25/24 USD 130.00 USD 2,000 (1,875)
Adobe, Inc. ................................. 26 11/15/24 USD 570.00 USD 1,346 (10,920)
Alphabet, Inc. ............................... 135 11/15/24 USD 180.00 USD 2,257 (37,732)
Amazon.com, Inc. ............................ 155 11/15/24 USD 215.00 USD 2,888 (22,010)
Amazon.com, Inc. ............................ 587 11/15/24 USD 205.00 USD 10,938 (179,035)
Apple, Inc. ................................. 99 11/15/24 USD 250.00 USD 2,307 (25,839)
Apple, Inc. ................................. 1,091 11/15/24 USD 245.00 USD 25,420 (430,945)
Autodesk, Inc. ............................... 28 11/15/24 USD 290.00 USD 771 (12,600)
Bank of America Corp. ......................... 275 11/15/24 USD 44.00 USD 1,091 (8,800)
Broadcom, Inc. .............................. 68 11/15/24 USD 210.00 USD 1,173 (7,888)
Costco Wholesale Corp. ........................ 12 11/15/24 USD 1,000.00 USD 1,064 (3,024)
Danaher Corp. .............................. 29 11/15/24 USD 290.00 USD 806 (17,690)
Delta Air Lines, Inc. ........................... 112 11/15/24 USD 55.00 USD 569 (13,832)
Edwards Lifesciences Corp. ..................... 518 11/15/24 USD 80.00 USD 3,418 (29,786)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Eli Lilly & Co. ............................... 9 11/15/24 USD 1,060.00 USD 797 $ (4,861)
Goldman Sachs Group, Inc. (The) ................. 26 11/15/24 USD 540.00 USD 1,287 (14,755)
JPMorgan Chase & Co. ........................ 65 11/15/24 USD 230.00 USD 1,371 (10,562)
Meta Platforms, Inc. ........................... 20 11/15/24 USD 650.00 USD 1,145 (18,650)
Meta Platforms, Inc. ........................... 327 11/15/24 USD 680.00 USD 18,719 (166,771)
Micron Technology, Inc. ........................ 1,307 11/15/24 USD 140.00 USD 13,555 (45,091)
Microsoft Corp. .............................. 77 11/15/24 USD 475.00 USD 3,313 (22,715)
NVIDIA Corp. ............................... 272 11/15/24 USD 150.00 USD 3,303 (31,688)
NVIDIA Corp. ............................... 385 11/15/24 USD 145.00 USD 4,675 (67,760)
NVIDIA Corp. ............................... 519 11/15/24 USD 135.00 USD 6,303 (189,435)
NVIDIA Corp. ............................... 1,163 11/15/24 USD 155.00 USD 14,123 (91,877)
Oracle Corp. ................................ 87 11/15/24 USD 185.00 USD 1,482 (11,571)
ServiceNow, Inc. ............................. 9 11/15/24 USD 1,020.00 USD 805 (9,360)
SPDR Gold Shares
(a)
.......................... 653 11/15/24 USD 270.00 USD 15,872 (36,241)
SPDR Gold Shares
(a)
.......................... 669 11/15/24 USD 265.00 USD 16,261 (58,872)
Thermo Fisher Scientific, Inc. ..................... 11 11/15/24 USD 660.00 USD 680 (8,470)
Trane Technologies plc ......................... 29 11/15/24 USD 440.00 USD 1,127 (5,292)
UnitedHealth Group, Inc. ........................ 34 11/15/24 USD 640.00 USD 1,988 (24,735)
Vistra Corp. ................................ 51 11/15/24 USD 150.00 USD 605 (9,690)
Walmart, Inc. ............................... 1,483 11/15/24 USD 85.00 USD 11,975 (137,177)
Walt Disney Co. (The) ......................... 55 11/15/24 USD 105.00 USD 529 (9,130)
Wells Fargo & Co. ............................ 213 11/15/24 USD 60.00 USD 1,203 (25,453)
Adobe, Inc. ................................. 51 12/20/24 USD 605.00 USD 2,641 (30,472)
Alphabet, Inc. ............................... 268 12/20/24 USD 190.00 USD 4,481 (56,013)
Amazon.com, Inc. ............................ 232 12/20/24 USD 220.00 USD 4,323 (44,428)
Amazon.com, Inc. ............................ 362 12/20/24 USD 215.00 USD 6,745 (94,483)
Apple, Inc. ................................. 196 12/20/24 USD 255.00 USD 4,567 (59,487)
Autodesk, Inc. ............................... 55 12/20/24 USD 310.00 USD 1,515 (21,450)
Bank of America Corp. ......................... 548 12/20/24 USD 45.00 USD 2,174 (19,728)
Broadcom, Inc. .............................. 135 12/20/24 USD 210.00 USD 2,329 (43,201)
Cameco Corp. ............................... 305 12/20/24 USD 60.00 USD 1,457 (26,230)
Charles Schwab Corp. (The) ..................... 225 12/20/24 USD 75.00 USD 1,458 (18,001)
Chevron Corp. .............................. 139 12/20/24 USD 165.00 USD 2,047 (16,332)
Costco Wholesale Corp. ........................ 22 12/20/24 USD 1,040.00 USD 1,950 (9,240)
Danaher Corp. .............................. 56 12/20/24 USD 310.00 USD 1,557 (14,840)
Delta Air Lines, Inc. ........................... 230 12/20/24 USD 55.00 USD 1,168 (44,620)
Eli Lilly & Co. ............................... 15 12/20/24 USD 1,060.00 USD 1,329 (18,750)
Freeport-McMoRan, Inc. ........................ 376 12/20/24 USD 60.00 USD 1,877 (28,576)
Goldman Sachs Group, Inc. (The) ................. 51 12/20/24 USD 570.00 USD 2,525 (17,722)
iShares China Large-Cap ETF .................... 2,687 12/20/24 USD 38.00 USD 8,539 (130,319)
JPMorgan Chase & Co. ........................ 130 12/20/24 USD 240.00 USD 2,741 (15,665)
Mastercard, Inc. ............................. 63 12/20/24 USD 540.00 USD 3,111 (25,830)
Meta Platforms, Inc. ........................... 39 12/20/24 USD 650.00 USD 2,233 (55,965)
Meta Platforms, Inc. ........................... 327 12/20/24 USD 700.00 USD 18,719 (209,281)
Microsoft Corp. .............................. 105 12/20/24 USD 480.00 USD 4,518 (44,626)
NextEra Energy, Inc. .......................... 270 12/20/24 USD 95.00 USD 2,282 (36,450)
NVIDIA Corp. ............................... 368 12/20/24 USD 150.00 USD 4,469 (134,320)
Oracle Corp. ................................ 176 12/20/24 USD 190.00 USD 2,999 (55,000)
Progressive Corp. (The) ........................ 146 12/20/24 USD 290.00 USD 3,705 (32,851)
ServiceNow, Inc. ............................. 15 12/20/24 USD 1,060.00 USD 1,342 (18,451)
Thermo Fisher Scientific, Inc. ..................... 21 12/20/24 USD 680.00 USD 1,299 (15,330)
Trane Technologies plc ......................... 59 12/20/24 USD 440.00 USD 2,294 (27,730)
UnitedHealth Group, Inc. ........................ 68 12/20/24 USD 640.00 USD 3,976 (77,350)
Valero Energy Corp. ........................... 82 12/20/24 USD 155.00 USD 1,107 (19,639)
Vistra Corp. ................................ 106 12/20/24 USD 150.00 USD 1,257 (42,400)
Walmart, Inc. ............................... 406 12/20/24 USD 90.00 USD 3,278 (33,292)
Walt Disney Co. (The) ......................... 110 12/20/24 USD 105.00 USD 1,058 (24,860)
Wells Fargo & Co. ............................ 423 12/20/24 USD 62.50 USD 2,390 (44,626)
SPDR Gold Shares
(a)
.......................... 910 01/17/25 USD 285.00 USD 22,118 (91,455)
(5,375,249)
Put
ConocoPhillips .............................. 899 10/18/24 USD 100.00 USD 9,465 (61,132)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,432 10/18/24 USD 76.00 USD 19,529 (12,160)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares Russell 2000 ETF ....................... 109 10/18/24 USD 190.00 USD 2,408 $ (1,471)
JPMorgan Chase & Co. ........................ 648 10/18/24 USD 190.00 USD 13,664 (34,344)
LVMH Moet Hennessy Louis Vuitton SE ............. 47 10/18/24 EUR 590.00 EUR 3,236 (4,813)
Shell plc ................................... 869 10/18/24 EUR 30.00 EUR 2,569 (43,046)
SPDR S&P 500 ETF Trust ....................... 191 10/18/24 USD 510.00 USD 10,959 (7,353)
SPDR S&P 500 ETF Trust ....................... 464 10/18/24 USD 505.00 USD 26,622 (16,240)
Walt Disney Co. (The) ......................... 515 10/18/24 USD 90.00 USD 4,954 (15,707)
Apple, Inc. ................................. 784 10/25/24 USD 195.00 USD 18,267 (18,424)
SPDR Gold Shares
(a)
.......................... 1,055 10/25/24 USD 225.00 USD 25,643 (27,957)
Boston Scientific Corp. ......................... 716 11/15/24 USD 72.50 USD 6,000 (25,060)
DR Horton, Inc. .............................. 391 11/15/24 USD 170.00 USD 7,459 (111,435)
Edwards Lifesciences Corp. ..................... 518 11/15/24 USD 60.00 USD 3,418 (62,160)
Fifth Third Bancorp ........................... 582 11/15/24 USD 37.00 USD 2,493 (23,280)
Home Depot, Inc. (The) ........................ 87 11/15/24 USD 350.00 USD 3,525 (15,399)
JPMorgan Chase & Co. ........................ 349 11/15/24 USD 185.00 USD 7,359 (45,719)
Meta Platforms, Inc. ........................... 327 11/15/24 USD 480.00 USD 18,719 (180,667)
Micron Technology, Inc. ........................ 1,307 11/15/24 USD 95.00 USD 13,555 (362,039)
SPDR S&P 500 ETF Trust ....................... 392 11/15/24 USD 500.00 USD 22,491 (54,880)
SPDR S&P 500 ETF Trust ....................... 2,078 11/15/24 USD 480.00 USD 119,227 (195,332)
Trane Technologies plc ......................... 233 11/15/24 USD 350.00 USD 9,057 (97,860)
Bank of America Corp. ......................... 440 12/20/24 USD 36.00 USD 1,746 (29,700)
Capital One Financial Corp. ...................... 235 12/20/24 USD 130.00 USD 3,519 (63,450)
Carrier Global Corp. ........................... 782 12/20/24 USD 67.50 USD 6,294 (54,740)
Costco Wholesale Corp. ........................ 106 12/20/24 USD 820.00 USD 9,397 (146,280)
Home Depot, Inc. (The) ........................ 157 12/20/24 USD 345.00 USD 6,362 (33,676)
iShares China Large-Cap ETF .................... 2,687 12/20/24 USD 28.00 USD 8,539 (158,533)
Meta Platforms, Inc. ........................... 402 12/20/24 USD 470.00 USD 23,012 (279,390)
NVIDIA Corp. ............................... 295 12/20/24 USD 100.00 USD 3,582 (101,037)
Fifth Third Bancorp ........................... 787 01/17/25 USD 37.00 USD 3,372 (59,025)
Humana, Inc. ............................... 110 01/17/25 USD 310.00 USD 3,484 (266,200)
Shell plc ................................... 1,372 01/17/25 USD 57.50 USD 9,048 (96,040)
(2,704,549)
$ (8,079,798)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. HSBC Bank plc 10/04/24 BRL 5.95 USD 1,255 $ (1)
USD Currency ............................. Morgan Stanley & Co. International plc 10/09/24 MXN 19.10 USD 3,996 (129,032)
USD Currency ............................. Bank of America NA 10/17/24 KRW 1,380.00 USD 1,295 (299)
USD Currency ............................. Deutsche Bank AG 11/12/24 BRL 6.00 USD 1,958 (3,938)
USD Currency ............................. Morgan Stanley & Co. International plc 11/12/24 COP 4,500.00 USD 1,958 (8,415)
USD Currency ............................. Bank of America NA 12/30/24 ZAR 17.60 USD 1,262 (27,172)
–
(168,857)
–
Put
USD Currency ............................. Goldman Sachs International 12/06/24 TRY 40.50 USD 1,836 (195,753)
–
$ (364,610)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 1 .00%
Markit CDX North
American Investment
Grade Index Series
42.V1 Quarterly JPMorgan Chase Bank NA 10/16/24 BBB+ USD 45.00 USD 20,420 $ (4,360)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
43.V1 1 .00 % Quarterly
Goldman Sachs
International 11/20/24 BBB+ USD 80.00 USD 28,065 (8,377)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 Quarterly Bank of America NA 10/16/24 B+ USD 104.00 USD 4,335 (1,517)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly Citibank NA 10/16/24 BB- EUR 400.00 EUR 25,279 (9,217)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 42.V1 5 .00 Quarterly
Goldman Sachs
International 10/16/24 BB- EUR 425.00 EUR 5,095 (2,415)
(21,526)
$ (25,886)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.16% Annual 1-day SOFR Annual
Nomura International
plc 10/08/24 3 .16 % USD 29,663 $ (37,611)
10-Year Interest Rate Swap
(a)
3.16% Annual 1-day SOFR Annual
Nomura International
plc 10/08/24 3 .16 USD 19,976 (14,455)
10-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual Citibank NA 10/23/24 3 .15 USD 45,443 (129,936)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3 .30 USD 93,778 (132,456)
5-Year Interest Rate Swap
(a)
. 3.30% Annual 1-day SOFR Annual
Goldman Sachs
International 10/25/24 3 .30 USD 34,313 (232,818)
5-Year Interest Rate Swap
(a)
. 2.80% Annual 1-day SOFR Annual Citibank NA 11/06/24 2 .80 USD 26,742 (24,902)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual Citibank NA 11/06/24 3 .05 USD 53,485 (48,337)
5-Year Interest Rate Swap
(a)
. 2.65% Annual 1-day SOFR Annual
Goldman Sachs
International 11/25/24 2 .65 USD 53,283 (58,756)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual
Nomura International
plc 12/03/24 2 .90 USD 28,700 (95,867)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual Deutsche Bank AG 12/04/24 2 .90 USD 14,592 (49,726)
2-Year Interest Rate Swap
(a)
. 2.60% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/17/24 2 .60 USD 56,657 (46,746)
5-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/17/24 3 .20 USD 58,358 (555,122)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 1-day SOFR Annual
Goldman Sachs
International 01/16/25 3 .00 USD 29,786 (225,644)
2-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
Goldman Sachs
International 01/16/25 3 .20 USD 59,573 (287,360)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 01/16/25 3 .00 USD 28,950 (219,310)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 01/16/25 3 .20 % USD 55,676 $ (268,560)
10-Year Interest Rate Swap
(a)
2.25% Annual 1-day SOFR Annual
Goldman Sachs
International 01/23/25 2 .25 USD 60,733 (60,429)
5-Year Interest Rate Swap
(a)
. 3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 01/24/25 3 .15 USD 35,179 (384,556)
1-Year Interest Rate Swap
(a)
. 3.15% At Termination 1-day SOFR At Termination
Goldman Sachs
International 02/10/25 3 .15 USD 157,059 (320,743)
5-Year Interest Rate Swap
(a)
. 3.23% Annual 1-day SOFR Annual
Goldman Sachs
International 02/14/25 3 .23 USD 33,284 (457,061)
5-Year Interest Rate Swap
(a)
. 2.70% Annual 1-day SOFR Annual Deutsche Bank AG 02/20/25 2 .70 USD 115,643 (565,241)
10-Year Interest Rate Swap
(a)
2.75% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/25/25 2 .75 USD 26,996 (198,461)
(4,414,097)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Deutsche Bank AG 11/07/24 3 .90 USD 39,311 (5,266)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1 .50 JPY 12,045,811 (2)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Annual Deutsche Bank AG 12/23/24 3 .67 USD 41,808 (208,822)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 01/17/25 4 .00 USD 26,166 (29,788)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Deutsche Bank AG 01/17/25 4 .30 USD 59,568 (10,619)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.23% Annual
Goldman Sachs
International 02/14/25 3 .23 USD 33,284 (335,688)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Deutsche Bank AG 02/20/25 3 .90 USD 57,822 (126,397)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Deutsche Bank AG 03/24/25 3 .75 USD 13,612 (118,001)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual
JPMorgan Chase
Bank NA 03/25/25 3 .75 USD 26,996 (235,243)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Morgan Stanley & Co.
International plc 06/13/25 4 .60 USD 57,288 (27,586)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual
Goldman Sachs
International 06/20/25 4 .40 USD 29,782 (56,903)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.55% Annual
Morgan Stanley & Co.
International plc 06/27/25 4 .55 USD 35,214 (54,714)
(1,209,029)
$ (5,623,126)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 3,496 $ (205,706) $ (223,893) $ 18,187
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 3,853 (80,003) (3,552) (76,451)
iTraxx Europe Crossover Index Series 40.V1 . 5 .00 Quarterly 12/20/28 EUR 11,660 (1,023,921) (807,217) (216,704)
iTraxx Europe Main Index Series 40.V1 ..... 1 .00 Quarterly 12/20/28 EUR 472 (10,838) (8,476) (2,362)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5 .00 Quarterly 06/20/29 USD 690 (54,553) (35,704) (18,849)
$ (1,375,021) $ (1,078,842) $ (296,179)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V2 .. 5 .00 % Quarterly 12/20/27 BB- EUR 16,445 $ 1,674,665 $ (352,007) $ 2,026,672
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 Quarterly 12/20/27 BB- USD 4,609 344,516 2,967 341,549
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 B+ USD 8,106 637,201 258,754 378,447
iTraxx Europe Crossover
Index Series 41.V1 .. 5 .00 Quarterly 06/20/29 BB- EUR 6,147 639,863 410,278 229,585
$ 3,296,245 $ 319,992 $ 2,976,253
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 5.45% At Termination N/A 10/02/24 USD 749,126 $ (33,594) $ 82 $ (33,676)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 354,479 (53,063) — (53,063)
10.47% Monthly 28-day MXIBTIIE Monthly N/A 08/06/25 MXN 136,686 (30,713) — (30,713)
9.71% Monthly 28-day MXIBTIIE Monthly N/A 09/22/25 MXN 18,432 570 — 570
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 6,905,897 42,988 — 42,988
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 113,298 (64,177) — (64,177)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 275,832 5,146,008 40,180 5,105,828
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 151,913 (101,072) — (101,072)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 60,573 662,819 — 662,819
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 26,266 340,516 — 340,516
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (393,870) — (393,870)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (542,486) — (542,486)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (449,860) — (449,860)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (270,395) — (270,395)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (401,459) — (401,459)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 18,132 (391) — (391)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 2,832,601 216,311 — 216,311
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 323,761 9,887,317 150,756 9,736,561
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 72,500 1,406,922 — 1,406,922
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 72,500 1,475,018 — 1,475,018
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 24,185 525,569 — 525,569
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 57,791 1,022,629 — 1,022,629
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 57,791 (435,748) — (435,748)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 58,231 (248,996) — (248,996)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (618,026) — (618,026)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 818,888 — 818,888
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 252,434 211,584 — 211,584
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 14,641 139,352 — 139,352
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 14,659 144,295 — 144,295
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 37,409 1,965,148 — 1,965,148
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 809,786 88,209 — 88,209
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 989,739 125,149 — 125,149
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 433,729 21,144,943 444,759 20,700,184
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 42,361 1,200,647 — 1,200,647
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 60,450 1,568,193 — 1,568,193
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 30,721 883,898 — 883,898
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 4,808,640 — 4,808,640

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 $ 92,077 $ — $ 92,077
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 424,095 — 424,095
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 212,177 — 212,177
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 214,968 — 214,968
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 520,996 111,244 — 111,244
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 520,996 115,622 — 115,622
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 312,429 25,340,619 553,544 24,787,075
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 11,768 (101,706) — (101,706)
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (380,191) 2,336 (382,527)
4.03% Annual 1-day SOFR Annual N/A 09/29/53 USD 102,970 (11,905,514) 28,364 (11,933,878)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 12,585 (562,967) — (562,967)
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 702,103 (130,878) — (130,878)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 702,103 (129,701) — (129,701)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 12,548 1,708,006 53,309 1,654,697
$ 65,189,614 $ 1,273,330 $ 63,916,284
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 139,180 $ — $ 139,180
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5 .00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 225 $ (2,264) $ (576) $ (1,688)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/25 USD 300 (418) 18,884 (19,302)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 80 485 4,954 (4,469)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 125 758 10,035 (9,277)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 390 (6,946) 3,484 (10,430)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 160 7,469 27,538 (20,069)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 120 5,602 20,098 (14,496)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 70 3,268 12,340 (9,072)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 100 4,668 18,143 (13,475)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 120 5,602 20,109 (14,507)
Xerox Corp. ............. 1 .00 Quarterly Citibank NA 12/20/27 USD 120 7,423 9,021 (1,598)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 11,753 14,334 (2,581)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 105 (26) 3,305 (3,331)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 98 (24) 3,074 (3,098)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 485 (117) 16,007 (16,124)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 (20,092) 17,196 (37,288)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 (40,186) 47,170 (87,356)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 2,100 19,181 (8,680) 27,861
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 30 3,694 3,073 621
Xerox Corp. ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 70 8,618 7,169 1,449
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,100 30,657 23,799 6,858

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
DXC Technology Co. ....... 5 .00 % Quarterly JPMorgan Chase Bank NA 06/20/29 USD 177 $ (28,443) $ (18,728) $ (9,715)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 355 (57,046) (42,499) (14,547)
Republic of Panama ........ 1 .00 Quarterly Citibank NA 12/20/29 USD 1,240 34,758 40,409 (5,651)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/29 USD 1,415 (5,110) (1,981) (3,129)
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 12/20/29 EUR 880 40,329 45,114 (4,785)
$ – $ – $ –
$ 23,593 $ 292,792 $ (269,199)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 527 $ 29,021 $ 11,372 $ 17,649
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 532 31,709 20,675 11,034
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 1,015 60,552 38,636 21,916
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 483 28,843 20,775 8,068
$ 150,125 $ 91,458 $ 58,667
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.98% At Termination Barclays Bank plc 01/02/25 BRL 224,368 $ 15,692 $ — $ 15,692
1-day
BZDIOVER At Termination 11.02% At Termination Barclays Bank plc 01/02/25 BRL 26,129 628 — 628
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,414 516,556 — 516,556
1-day
BZDIOVER At Termination 13.21% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 107,360 528,536 — 528,536
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA 01/02/25 BRL 56,478 286,628 — 286,628
1-day
BZDIOVER At Termination 9.40% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 82,238 (1,336,526) — (1,336,526)
1-day
BZDIOVER At Termination 9.43% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 89,716 (1,437,733) — (1,437,733)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc 05/10/25 COP 14,189,674 (1,745) — (1,745)
9.81% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 05/10/25 COP 22,727,295 (6,966) — (6,966)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 39,339 (36,718) — (36,718)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 2,974 (127) — (127)
1-day
BZDIOVER At Termination 11.53% At Termination BNP Paribas SA 01/02/26 BRL 27,725 (37,278) — (37,278)
1-day
BZDIOVER At Termination 12.16% At Termination Barclays Bank plc 01/02/26 BRL 4,703 (1,034) — (1,034)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 990,603 $ 85 $ — $ 85
11.49% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 24,179 70,714 — 70,714
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 14,895 34,271 — 34,271
12.21% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 3,478 1,348 — 1,348
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 35,188 (438,612) — (438,612)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 30,611 (382,768) — (382,768)
1-day
BZDIOVER At Termination 10.14% At Termination Bank of America NA 01/04/27 BRL 32,564 (394,356) — (394,356)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 43,391 (519,995) — (519,995)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 41,632 (498,252) — (498,252)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 232 (2,785) — (2,785)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International 01/04/27 BRL 3,043 (111,030) — (111,030)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 16,214 (180,447) — (180,447)
4.34% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 09/13/27 CLP 2,220,208 (860) — (860)
4.28% Semi-Annual 1-day CLICP Semi-Annual Barclays Bank plc 09/25/27 CLP 340,056 358 — 358
$ (3,932,416) $ — $ (3,932,416)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... At Termination
Citi Equity US 1W
Volatility Carry
Index
At
Termination Citibank NA 12/20/24 USD 2,083 $ 6,783 $ — $ 6,783
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/20/24 USD 151 (4,659) — (4,659)
1-day SOFR plus 0.40% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/20/24 USD 141 (9,385) — (9,385)
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1-day SOFR minus
0.60%
At
Termination
Goldman Sachs
International 12/20/24 USD 79 43,528 — 43,528
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1-day SOFR minus
0.60%
At
Termination
JPMorgan Chase Bank
NA 12/20/24 USD 210 116,218 — 116,218
$ 152,485 $ — $ 152,485

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
07/25/25 $ 165,957 $ 17,000
(c)
$ 183,715 0 .0%
Monthly Citibank NA
(d)
02/24/28 (120,526,450) (2,467,138)
(e)
(123,069,294) 2 .7
Monthly
JPMorgan Chase
Bank NA
(f)
11/12/24 (42,305,057) (4,838,730)
(g)
(47,365,736) 1 .1
$ (7,288,868) $ (170,251,315)
(b) (d) (f)
Range: 20 basis points 10-1,200 basis points 15-1,096 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Barclays Bank
(c)
Amount includes $(758) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $75,706 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $221,949 of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date July 25, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 21,141 $ 183,715 100 .0%
Net Value of Reference Entity — Barclays Bank
plc ................................
$ 183,715
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Belgium
Solvay SA .............. (527) (20,646) 0.0
UCB SA ............... (10,510) (1,897,234) 1 .6
(1,917,880)
Brazil
BRF SA ................ (31,286) (136,166) 0 .1
Localiza Rent a Car SA ..... (6,909) (52,315) 0.0
NU Holdings Ltd. , Class A .... (41,321) (564,032) 0 .5
Sendas Distribuidora SA .... (130,208) (179,500) 0 .2
WEG SA ............... (90,789) (910,273) 0 .7
(1,842,286)
Shares Value
% of Basket
Value
China
Agricultural Bank of China Ltd. ,
Class H .............. (773,000) $ (360,660) 0 .3%
Anhui Conch Cement Co. Ltd. ,
Class H .............. (170,000) (495,711) 0 .4
Baidu, Inc. , Class A ........ (46,450) (610,707) 0 .5
China Resources Power
Holdings Co. Ltd. ....... (588,897) (1,587,530) 1 .3
CRRC Corp. Ltd. , Class H ... (754,000) (490,762) 0 .4
New Oriental Education &
Technology Group, Inc. ... (51,900) (396,083) 0 .3
Postal Savings Bank of China
Co. Ltd. , Class H ....... (2,433,000) (1,437,976) 1 .2
Zijin Mining Group Co. Ltd. ,
Class H .............. (386,000) (861,802) 0 .7
(6,241,231)
Denmark
Coloplast A/S , Class B ...... (15,349) (2,000,674) 1 .6
Finland
Metso OYJ .............. (2,540) (27,159) 0.0
Neste OYJ .............. (22,417) (435,519) 0 .4
(462,678)
France
Alstom SA .............. (67,835) (1,409,398) 1 .1
Teleperformance SE ....... (7,274) (752,498) 0 .6
Worldline SA ............ (61,073) (445,015) 0 .4
(2,606,911)
Germany
thyssenkrupp AG ......... (292,142) (1,131,868) 0 .9

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Shares Value
% of Basket
Value
Italy
DiaSorin SpA ............ (9,195) $ (1,075,139) 0 .9%
Nexi SpA ............... (179,815) (1,221,701) 1 .0
Telecom Italia SpA ........ (6,060,382) (1,684,968) 1 .3
(3,981,808)
Japan
Advantest Corp. .......... (7,200) (338,625) 0 .3
Bandai Namco Holdings, Inc. . (11,208) (255,746) 0 .2
DMG Mori Co. Ltd. ........ (33,856) (722,156) 0 .6
Kobe Bussan Co. Ltd. ...... (11,800) (368,021) 0 .3
Koito Manufacturing Co. Ltd. .. (66,000) (918,254) 0 .7
Lasertec Corp. ........... (59) (9,837) 0.0
MatsukiyoCocokara & Co. ... (65,300) (1,075,840) 0 .9
Mercari, Inc. ............. (117,434) (2,049,782) 1 .7
MonotaRO Co. Ltd. ........ (29,300) (488,577) 0 .4
Nippon Express Holdings, Inc. . (19,864) (1,046,173) 0 .9
Nissan Chemical Corp. ..... (22,000) (789,763) 0 .6
Nissan Motor Co. Ltd. ...... (152,800) (434,049) 0 .4
Olympus Corp. ........... (15,959) (303,370) 0 .2
Rakuten Group, Inc. ....... (401,200) (2,588,707) 2 .1
Recruit Holdings Co. Ltd. .... (28,413) (1,726,158) 1 .4
Sanrio Co. Ltd. ........... (29,300) (844,431) 0 .7
Sharp Corp. ............. (14,800) (98,429) 0 .1
SoftBank Group Corp. ...... (3,500) (207,607) 0 .2
Square Enix Holdings Co. Ltd. . (3,350) (132,988) 0 .1
SUMCO Corp. ........... (262,900) (2,843,511) 2 .3
Sumitomo Chemical Co. Ltd. .. (872,391) (2,490,814) 2 .0
Suzuki Motor Corp. ........ (63,510) (715,116) 0 .6
Taisei Corp. ............. (29,167) (1,280,799) 1 .0
Tokyo Ohka Kogyo Co. Ltd. .. (16,982) (417,595) 0 .3
(22,146,348)
Netherlands
OCI NV ................ (11,760) (335,272) 0 .3
Norway
Salmar ASA ............. (15,411) (808,304) 0 .6
Poland
ORLEN SA ............. (82,214) (1,193,324) 1 .0
Singapore
Seatrium Ltd. ............ (93,900) (130,071) 0 .1
South Korea
LG Energy Solution Ltd. ..... (2,178) (687,121) 0 .6
POSCO Future M Co. Ltd. ... (2,848) (542,758) 0 .4
(1,229,879)
Spain
Grifols SA , Class A ........ (271,159) (3,081,676) 2 .5
Sweden
Beijer Ref AB ............ (5,394) (88,805) 0 .1
EQT AB ................ (25,168) (863,966) 0 .7
Telefonaktiebolaget LM Ericsson ,
Class B .............. (134,957) (1,019,796) 0 .8
(1,972,567)
Switzerland
Baloise Holding AG (Registered) (1,903) (389,151) 0 .3
Clariant AG (Registered) .... (18,299) (277,342) 0 .2
DSM-Firmenich AG ........ (2,915) (402,291) 0 .3
Swatch Group AG (The) ..... (7,037) (1,508,921) 1 .2
Swiss Life Holding AG
(Registered) ........... (4,048) (3,387,199) 2 .8
Shares Value
% of Basket
Value
Switzerland (continued)
Temenos AG (Registered) ... (12,843) $ (899,190) 0 .8%
(6,864,094)
Taiwan
Chailease Holding Co. Ltd. ... (56,522) (287,869) 0 .2
Formosa Plastics Corp. ..... (635,000) (1,070,407) 0 .9
Fubon Financial Holding Co. Ltd. (244,707) (696,672) 0 .6
(2,054,948)
United Kingdom
Entain plc .............. (158,046) (1,614,779) 1 .3
Rentokil Initial plc ......... (239,495) (1,171,100) 0 .9
St James's Place plc ....... (94,607) (929,425) 0 .8
(3,715,304)
United States
Air Products & Chemicals, Inc. (6,767) (2,014,807) 1 .6
Albemarle Corp. .......... (26,511) (2,510,857) 2 .0
APA Corp. .............. (30,737) (751,827) 0 .6
Bath & Body Works, Inc. .... (21,994) (702,048) 0 .6
Bio-Rad Laboratories, Inc. , Class
A .................. (1,686) (564,102) 0 .5
Celanese Corp. .......... (13,791) (1,875,024) 1 .5
Charles River Laboratories
International, Inc. ....... (5,987) (1,179,259) 1 .0
Charter Communications, Inc. ,
Class A .............. (14,901) (4,829,116) 3 .9
Coinbase Global, Inc. , Class A (4,279) (762,389) 0 .6
Constellation Brands, Inc. , Class
A .................. (4,702) (1,211,658) 1 .0
Corteva, Inc. ............ (5,983) (351,741) 0 .3
Enphase Energy, Inc. ....... (12,430) (1,404,839) 1 .1
EQT Corp. .............. (84,419) (3,093,112) 2 .5
FedEx Corp. ............ (13,172) (3,604,913) 2 .9
First Solar, Inc. ........... (11,512) (2,871,553) 2 .3
FMC Corp. .............. (17,154) (1,131,135) 0 .9
GE HealthCare Technologies,
Inc. ................. (59,239) (5,559,580) 4 .5
Hershey Co. (The) ........ (11,438) (2,193,580) 1 .8
Iron Mountain, Inc. ........ (1,824) (216,746) 0 .2
Lamb Weston Holdings, Inc. .. (39,996) (2,589,341) 2 .1
Martin Marietta Materials, Inc. . (918) (494,114) 0 .4
Norfolk Southern Corp. ..... (8,405) (2,088,642) 1 .7
Paycom Software, Inc. ...... (2,025) (337,304) 0 .3
Ralph Lauren Corp. ........ (6,065) (1,175,822) 1 .0
Revvity, Inc. ............. (1,096) (140,014) 0 .1
Smurfit WestRock plc ...... (33,011) (1,631,404) 1 .3
Solventum Corp. .......... (20,280) (1,413,922) 1 .2
Southwest Airlines Co. ...... (91,813) (2,720,419) 2 .2
Starbucks Corp. .......... (5,085) (495,737) 0 .4
Super Micro Computer, Inc. .. (4,283) (1,783,441) 1 .5
Tapestry, Inc. ............ (65,517) (3,077,989) 2 .5
Viatris, Inc. .............. (22,009) (255,524) 0 .2
Walgreens Boots Alliance, Inc. (434,673) (3,894,670) 3 .2
Waters Corp. ............ (841) (302,667) 0 .2
(59,229,296)
Preferred Securities
Germany
Sartorius AG (Preference) ... (437) (122,875) 0 .1
Total Reference Entity — Short ............ (123,069,294)
Net Value of Reference Entity — Citibank NA ..
$ (123,069,294)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date November 12, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Dr Soliman Abdel Kader Fakeeh
Hospital Co. ........... 16,409 $ 256,333 ( 0 .5 ) %
Rasan Information Technology
Co. ................. 15,146 256,632 ( 0 .6 )
512,965
United States
AMC Networks, Inc. , Class A .. 11,762 102,212 ( 0 .2 )
Eagle Bancorp, Inc. ........ 8,126 183,485 ( 0 .4 )
Informatica, Inc. , Class A .... 16,305 412,190 ( 0 .9 )
New York Community Bancorp,
Inc. ................. 134,602 1,511,580 ( 3 .2 )
Western Digital Corp. ....... 5,458 372,727 ( 0 .8 )
2,582,194
Total Reference Entity — Long ............ 3,095,159
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (52,158) (5,892,811) 12 .5
Common Stocks
Australia
CAR Group Ltd. .......... (17,604) (455,352) 1 .0
Dexus ................. (126,620) (660,661) 1 .4
IDP Education Ltd. ........ (26,335) (288,504) 0 .6
Lynas Rare Earths Ltd. ..... (634,993) (3,483,912) 7 .3
Mineral Resources Ltd. ..... (123,336) (4,397,364) 9 .3
Pro Medicus Ltd. .......... (14,453) (1,778,941) 3 .7
SEEK Ltd. .............. (95,718) (1,638,517) 3 .5
Treasury Wine Estates Ltd. ... (158,116) (1,305,319) 2 .8
WiseTech Global Ltd. ....... (19,251) (1,823,001) 3 .8
(15,831,571)
Brazil
BRF SA ................ (101,913) (443,555) 0 .9
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (22,435) (371,713) 0 .8
Cosan SA .............. (159,926) (384,572) 0 .8
Localiza Rent a Car SA ..... (344,181) (2,606,140) 5 .5
Natura & Co. Holding SA .... (137,797) (355,388) 0 .8
(4,161,368)
Canada
Power Corp. of Canada ..... (5,563) (175,472) 0 .4
China
China Resources Power
Holdings Co. Ltd. ....... (5,599) (15,093) 0.0
PICC Property & Casualty Co.
Ltd. , Class H .......... (1,202,000) (1,779,281) 3 .8
Postal Savings Bank of China
Co. Ltd. , Class H ....... (107,000) (63,240) 0 .1
Shandong Gold Mining Co. Ltd. ,
Class H .............. (233,250) (520,399) 1 .1
Shares Value
% of Basket
Value
China (continued)
Zijin Mining Group Co. Ltd. ,
Class H .............. (18,000) $ (40,188) 0 .1%
(2,418,201)
Finland
Metso OYJ .............. (30,518) (326,311) 0 .7
France
Sartorius Stedim Biotech .... (7,186) (1,504,596) 3 .2
Italy
Telecom Italia SpA ........ (3,013,059) (837,721) 1 .8
Japan
Mercari, Inc. ............. (27,405) (478,348) 1 .0
Olympus Corp. ........... (35,548) (675,743) 1 .4
Rakuten Group, Inc. ....... (61) (394) 0.0
Sharp Corp. ............. (140,800) (936,410) 2 .0
Shinko Electric Industries Co.
Ltd. ................ (37,500) (1,434,142) 3 .0
Square Enix Holdings Co. Ltd. . (7,346) (291,620) 0 .6
SUMCO Corp. ........... (2,600) (28,121) 0 .1
Tokyo Ohka Kogyo Co. Ltd. .. (90) (2,213) 0.0
(3,846,991)
Poland
InPost SA .............. (47,693) (900,450) 1 .9
Singapore
SATS Ltd. .............. (223,500) (627,826) 1 .3
South Africa
Impala Platinum Holdings Ltd. . (282,280) (1,582,104) 3 .3
South Korea
Delivery Hero SE ......... (80,811) (3,270,383) 6 .9
POSCO Future M Co. Ltd. ... (3,769) (718,278) 1 .5
POSCO Holdings, Inc. ...... (1,587) (465,896) 1 .0
(4,454,557)
Sweden
Beijer Ref AB ............ (47,530) (782,519) 1 .7
Switzerland
Bachem Holding AG ....... (13,067) (1,101,567) 2 .3
Baloise Holding AG (Registered) (428) (87,523) 0 .2
Tecan Group AG (Registered) . (3,134) (1,029,896) 2 .2
(2,218,986)
Taiwan
Chailease Holding Co. Ltd. ... (874) (4,452) 0.0
Innolux Corp. ............ (8,000) (4,071) 0.0
(8,523)
United Kingdom
Ocado Group plc ......... (174,829) (901,593) 1 .9
United States
Air Transport Services Group,
Inc. ................. (5,985) (96,897) 0 .2
Albemarle Corp. .......... (873) (82,682) 0 .2
Atlantic Union Bankshares Corp. (3,650) (137,496) 0 .3
Banc of California, Inc. ...... (1) (15) 0.0
Brandywine Realty Trust .... (1,273) (6,925) 0.0
BXP, Inc. ............... (601) (48,356) 0 .1
Celanese Corp. .......... (1,785) (242,689) 0 .5
Community Financial System,
Inc. ................. (3,473) (201,677) 0 .4
CVB Financial Corp. ....... (8,831) (157,368) 0 .3
Enphase Energy, Inc. ....... (383) (43,287) 0 .1

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Shares Value
% of Basket
Value
United States (continued)
Independent Bank Group, Inc. . (4,305) $ (248,226) 0 .5%
Lamb Weston Holdings, Inc. .. (2,318) (150,067) 0 .3
Landbridge Co. LLC , Class A . (15,313) (599,045) 1 .3
Provident Financial Services,
Inc. ................. (12,456) (231,183) 0 .5
Revvity, Inc. ............. (8,671) (1,107,720) 2 .4
ServisFirst Bancshares, Inc. .. (2,996) (241,028) 0 .5
Shares Value
% of Basket
Value
United States (continued)
Simon Property Group, Inc. .. (1,167) $ (197,246) 0 .4%
(3,791,907)
Preferred Securities
Germany
Sartorius AG (Preference) ... (702) (197,388) 0 .4
Total Reference Entity — Short ............ (50,460,895)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (47,365,736)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .05
1-day ESTR ......................................... Euro Short-Term Rate 3 .41
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .08
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .76
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .16
1-day SONIA ......................................... Sterling Overnight Index Average 4 .95
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .23
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10 .74
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .05
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .11

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 18,031,145 $ — $ 18,031,145
Ireland .............................................. — 9,423,170 — 9,423,170
United Kingdom ........................................ — 716,627 — 716,627
United States .......................................... — 43,895,034 5,573,852 49,468,886
Common Stocks
Australia ............................................. — 26,990,973 53 26,991,026
Belgium ............................................. — 1,538,469 — 1,538,469
Brazil ............................................... 7,197,639 — — 7,197,639
Cambodia ............................................ — 118,813 — 118,813
Canada ............................................. 63,508,016 — — 63,508,016
Cayman Islands ........................................ — — 327,765 327,765
China ............................................... 3,639,329 55,296,701 — 58,936,030
Colombia ............................................ 83,377 — — 83,377
Czech Republic ........................................ 78,067 138,476 — 216,543
Denmark ............................................. — 28,889,849 — 28,889,849
Finland .............................................. — 2,077,036 — 2,077,036
France .............................................. — 90,197,788 — 90,197,788
Georgia ............................................. 99,248 — — 99,248
Germany ............................................ — 39,845,523 — 39,845,523
Greece .............................................. 120,399 473,602 — 594,001
Hong Kong ........................................... — 9,856,729 — 9,856,729
Hungary ............................................. — 425,425 — 425,425
India ............................................... — 8,126,040 — 8,126,040
Indonesia ............................................ 1,730,767 1,929,543 — 3,660,310
Ireland .............................................. 374,304 2,236,779 — 2,611,083
Italy ................................................ — 58,265,314 — 58,265,314
Japan ............................................... — 146,125,681 — 146,125,681
Jordan .............................................. — 671,293 — 671,293
Kazakhstan ........................................... 297,832 — — 297,832
Macau .............................................. — 1,297,377 — 1,297,377
Malaysia ............................................. — 285,460 — 285,460
Mexico .............................................. 5,285,032 — — 5,285,032
Netherlands ........................................... 8,027,880 76,321,291 — 84,349,171
New Zealand .......................................... — 1,059,811 — 1,059,811
Norway .............................................. — 2,736,217 — 2,736,217

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
Peru ................................................ $ 1,915,386 $ — $ — $ 1,915,386
Philippines ........................................... 233,009 590,061 — 823,070
Poland .............................................. — 1,585,736 — 1,585,736
Portugal ............................................. 209,614 — — 209,614
Saudi Arabia .......................................... 154,516 1,369,718 — 1,524,234
Singapore ............................................ 139,346 548,178 — 687,524
South Africa ........................................... 632,039 1,167,807 — 1,799,846
South Korea .......................................... — 20,834,091 — 20,834,091
Spain ............................................... — 32,034,046 — 32,034,046
Sweden ............................................. 2,572,310 9,804,146 — 12,376,456
Switzerland ........................................... 7,580,092 14,884,456 — 22,464,548
Taiwan .............................................. — 52,755,225 — 52,755,225
Thailand ............................................. 382,205 175,993 — 558,198
Turkey .............................................. 244,344 227,133 — 471,477
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 3,370,554 101,154,561 — 104,525,115
United States .......................................... 1,875,593,333 38,911,130 28,485,664 1,942,990,127
Zambia .............................................. 70,886 — — 70,886
Corporate Bonds
Australia ............................................. — 636,322 7,303,349 7,939,671
Austria .............................................. — 3,332,603 — 3,332,603
Belgium ............................................. — 922,789 — 922,789
Brazil ............................................... — 1,529,028 — 1,529,028
Canada ............................................. — 14,640,602 — 14,640,602
Chile ............................................... — 950,193 — 950,193
China ............................................... — 364,855 — 364,855
Colombia ............................................ — 247,983 — 247,983
Costa Rica ........................................... — 226,085 — 226,085
Cyprus .............................................. — 202,000 — 202,000
Czech Republic ........................................ — 1,209,437 — 1,209,437
Finland .............................................. — 214,776 — 214,776
France .............................................. — 23,745,747 1,906,271 25,652,018
Germany ............................................ — 23,607,650 2,563,958 26,171,608
Ghana .............................................. — 193,312 — 193,312
Greece .............................................. — 772,991 — 772,991
Guatemala ........................................... — 205,000 — 205,000
Hong Kong ........................................... — 4,963,690 — 4,963,690
India ............................................... — 2,983,518 — 2,983,518
Indonesia ............................................ — 936,967 — 936,967
Ireland .............................................. — 1,268,825 — 1,268,825
Israel ............................................... — 3,476,466 — 3,476,466
Italy ................................................ — 18,644,784 2,773,446 21,418,230
Japan ............................................... — 4,712,658 — 4,712,658
Jersey, Channel Islands ................................... — 6,361,278 8,057,647 14,418,925
Kuwait .............................................. — 263,636 — 263,636
Luxembourg .......................................... — 8,352,297 299,518 8,651,815
Macau .............................................. — 1,596,413 — 1,596,413
Malaysia ............................................. — 993,804 — 993,804
Mexico .............................................. — 829,085 — 829,085
Netherlands ........................................... — 10,328,753 — 10,328,753
Panama ............................................. — 309,551 — 309,551
Peru ................................................ — 333,600 — 333,600
Portugal ............................................. — 669,569 — 669,569
Slovenia ............................................. — 1,142,568 — 1,142,568
South Africa ........................................... — 392,000 — 392,000
South Korea .......................................... — 2,102,961 — 2,102,961
Spain ............................................... — 7,883,498 — 7,883,498
Sweden ............................................. — 6,393,192 — 6,393,192
Switzerland ........................................... — 2,422,491 — 2,422,491
Thailand ............................................. — 1,071,872 — 1,071,872
Turkey .............................................. — 364,155 — 364,155
Ukraine ............................................. — 874,879 — 874,879
United Arab Emirates .................................... — 2,733,357 — 2,733,357
United Kingdom ........................................ — 64,960,189 2,311,001 67,271,190
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
United States .......................................... $ — $ 176,225,431 $ 46,858,706 $ 223,084,137
Zambia .............................................. — 2,025,754 — 2,025,754
Fixed Rate Loan Interests .................................. — — 6,068,978 6,068,978
Floating Rate Loan Interests
Belgium ............................................. — 1,158,035 — 1,158,035
Canada ............................................. — 456,641 — 456,641
Colombia ............................................ — — 514,350 514,350
Finland .............................................. — 2,780,707 — 2,780,707
France .............................................. — 13,055,190 — 13,055,190
Germany ............................................ — 15,038,759 — 15,038,759
Jersey, Channel Islands ................................... — — 3,748,869 3,748,869
Luxembourg .......................................... — 5,571,472 6,763,103 12,334,575
Netherlands ........................................... — 22,828,083 5,565,473 28,393,556
Norway .............................................. — 1,135,941 — 1,135,941
Spain ............................................... — 10,621,058 4,377,857 14,998,915
Sweden ............................................. — 2,965,610 — 2,965,610
United Kingdom ........................................ — 13,346,515 14,008,954 27,355,469
United States .......................................... — 56,672,716 17,873,301 74,546,017
Foreign Agency Obligations ................................. — 4,877,845 — 4,877,845
Foreign Government Obligations .............................. — 168,583,325 — 168,583,325
Investment Companies .................................... 78,510,352 — — 78,510,352
Municipal Bonds ......................................... — 3,177,338 — 3,177,338
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 994,378 — 994,378
Cayman Islands ........................................ — 1,826,024 — 1,826,024
United States .......................................... — 93,646,471 10,831,601 104,478,072
Other Interests .......................................... — — 5,901,234 5,901,234
Preferred Securities
Brazil ............................................... 3,229,492 — 4,390,873 7,620,365
China ............................................... — — 13,967,086 13,967,086
Germany ............................................ — 1,437,258 38,584 1,475,842
India ............................................... — — — —
Israel ............................................... — — 4,664,188 4,664,188
Sweden ............................................. — — — —
United Kingdom ........................................ — — 3,430,552 3,430,552
United States .......................................... 5,053,043 950,113 68,901,150 74,904,306
U.S. Government Sponsored Agency Securities .................... — 62,384,671 — 62,384,671
U.S. Treasury Obligations ................................... — 91,440,086 — 91,440,086
Warrants .............................................. 21,221 1,071,932 1,597,787 2,690,940
Short-Term Securities
Foreign Government Obligations .............................. — 1,339,336 — 1,339,336
Money Market Funds ...................................... 317,582,862 — — 317,582,862
Options Purchased
Credit contracts .......................................... — 68,528 — 68,528
Equity contracts .......................................... 21,018,167 308,830 — 21,326,997
Foreign currency exchange contracts ........................... — 590,649 — 590,649
Interest rate contracts ...................................... 15,188 5,959,528 — 5,974,716
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 758 758
Liabilities
Investment Sold Short
Investment Companies .................................... (3,890,133) — — (3,890,133)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (413) (413)
$ 2,405,079,716 $ 1,895,918,100 $ 279,105,519 $ 4,580,103,335
Investments Valued at NAV
(b)
...................................... 6,564,989
$ 4,586,668,324
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 3,089,896 $ — $ 3,089,896
Equity contracts ........................................... 762,312 7,979,355 — 8,741,667
Foreign currency exchange contracts ............................ — 12,278,551 — 12,278,551
Interest rate contracts ....................................... 3,973,362 82,256,689 — 86,230,051
Other contracts ........................................... — 139,180 — 139,180
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
Liabilities
Credit contracts ........................................... $ — $ (646,240) $ — $ (646,240)
Equity contracts ........................................... (13,722,496) (7,713,377) — (21,435,873)
Foreign currency exchange contracts ............................ — (7,935,718) — (7,935,718)
Interest rate contracts ....................................... (7,506,215) (27,895,947) — (35,402,162)
$ (16,493,037) $ 61,552,389 $ — $ 45,059,352
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2023 .................... $ 12,205,640 $ 25,177,548 $ 57,745,913 $ 7,693,976 $ 66,362,191 $ 14,105,709 $ 6,325,742 $ 99,073,801 $ (12,114) $ 613,042 $ 289,291,448
Transfers into Level 3 ........... — — — — — — — 1,906,990 — — 1,906,990
Transfers out of Level 3 .......... (6,930,237) — — — — — — — — (7,002) (6,937,239)
Accrued discounts/premiums ....... — — 515,257 15,627 30,389 66,119 — — — — 627,392
Net realized gain (loss) .......... — (1,806,890) (20,326,777) 3,684 (85,922) 13,777 — 12,382 — — (22,189,746)
Net change in unrealized appreciation
(depreciation)
(a)
............. 298,449 1,143,074 73,684 245,377 1,959,132 403,384 (424,508) (13,654,022) 12,459 991,747 (8,951,224)
Purchases ................... — 4,598,256 40,725,436 6,018,744 53,768,817 — — 18,429,670 — — 123,540,923
Sales ...................... — (298,502) (6,659,617) (7,908,430) (69,182,700) (3,757,388) — (10,376,388) — — (98,183,025)
Closing balance, as of September 30,
2024 ....................
$ 5,573,852 $ 28,813,486 $ 72,073,896 $ 6,068,978 $ 52,851,907 $ 10,831,601
$ 5,901,234
$ 95,392,433 $ 345 $ 1,597,787 $ 279,105,519
Net change in unrealized appreciation
(depreciation) on investments still
held at September 30, 2024
(a)
....
$ 298,449 $ (606,137) $ (20,632,290) $ 245,377 $ 296,608 $ 403,384
$ (424,508)
$ (17,969,485) $ 12,459 $ 1,159,173 $ (37,216,970)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $32,984,601. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 5,573,852 Income Discount Rate 7% —
Common Stocks ............................. 24,215,170 Market Revenue Multiple 1.10x - 16.50x 3.65x
Volatility 38% - 75% 45%
Time to Exit 0.5 - 5.6 years 1.5 years
EBITDA Multiple 14.94x —
Income Discount Rate 12% —
Corporate Bonds ............................. 63,305,094 Income Discount Rate 7% - 34% 12%
Total Gross Bid Value 43% —
Market Revenue Multiple 4.00x —
Volatility 50% - 60% 55%
Time to Exit 0.3 years —
Fixed Rate Loan Interests ........................ 6,068,978 Income Discount Rate 7% - 12% 8%
Floating Rate Loan Interests ...................... 41,533,150 Income Discount Rate 6% - 14% 9%
Non-Agency Mortgage Backed Securities .............. 2,730,370 Income Discount Rate 10% —
Other Interests .............................. 5,901,234 Income Discount Rate 9% —
Preferred Stocks
(b)
............................ 95,392,433 Market Revenue Multiple 0.26x - 20.00x 9.98x
EBIDTAR Multiple 11.50x —
Volatility 38% - 95% 70%
Time to Exit 0.3 - 5.0 years 2.3 years
Market Adjustment
Multiple 1.00x – 1.30x 1.25x
Gross Profit Multiple 17.00x —
Income Discount Rate 10% - 14% 11%
Warrants
(b)
................................. 1,400,637 Market Revenue Multiple 4.00x – 7.00x 5.73x
Volatility 50% - 70% 63%
Time to Exit 0.3 – 4.6 years 2.7 years
Income Discount Rate 12% —
$ 246,120,918
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The Fund valued certain of its Level 3 Preferred Stocks and Warrants using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $3,164,284 as of September 30, 2024.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation V.I. Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
AMT Alternative Minimum Tax
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
Nasdaq National Association of Securities Dealers Automated
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
VRDN Variable Rate Demand Notes